              As filed with the Securities and Exchange Commission.
                                                       '33 Act File No. 33-86408

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                      [X]


                         POST EFFECTIVE AMENDMENT NO. 5


                                       and


                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940             [X]
                                 AMENDMENT NO. 5


                        NATIONWIDE VA SEPARATE ACCOUNT- B
                           (Exact Name of Registrant)

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)


                   One Nationwide Plaza, Columbus, Ohio 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)


        Depositor's Telephone Number, including Area Code: (614) 249-7111


   Gordon E. McCutchan, Secretary, One Nationwide Plaza, Columbus, Ohio 43215
                     (Name and Address of Agent for Service)


       This Post-Effective amendment amends the Registration Statement in respect of the Prospectus, Statement of Additional Information, and the Financial Statements.

It is proposed that this filing will become effective (check appropriate box):


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 1997 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on (date) pursuant to paragraph (a) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of securities by a prior registration statement in accordance with Rule 24f-2 under the Investment Company Act of 1940. Pursuant to Paragraph (a)(3) thereof, a non-refundable fee in the amount of $500 has been paid to the Commission. Registrant filed its Rule 24f-2 Notice for the fiscal year ended December 31, 1996, on February 25, 1997.


================================================================================


                                    1 of 112                            REDLINED

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4


N-4 Item                                                                    Page
Part A     INFORMATION REQUIRED IN A PROSPECTUS
    Item    1. Cover page......................................................3
    Item    2. Definitions.....................................................5
    Item    3. Synopsis or Highlights.........................................13
    Item    4. Condensed Financial Information................................14
    Item    5. General Description of Registrant, Depositor, and Portfolio
                Companies.....................................................19
    Item    6. Deductions and Expenses........................................20
    Item    7. General Description of Variable Annuity Contracts..............21
    Item    8. Annuity Period.................................................26
    Item    9. Death Benefit and Distributions................................30
    Item   10.  Purchases and Contract Value..................................21
    Item   11.  Redemptions...................................................24
    Item   12.  Taxes.........................................................33
    Item   13.  Legal Proceedings.............................................43
    Item   14.  Table of Contents of the Statement of Additional Information..43

Part B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
    Item   15.  Cover Page....................................................52
    Item   16.  Table of Contents.............................................52
    Item   17.  General Information and History...............................52
    Item   18.  Services......................................................52
    Item   19.  Purchase of Securities Being Offered..........................52
    Item   20.  Underwriters..................................................53
    Item   21.  Calculation of Performance Information........................53
    Item   22.  Annuity Payments..............................................57
    Item   23.  Financial Statements..........................................58

Part C     OTHER INFORMATION
    Item   24.  Financial Statements and Exhibits.............................95
    Item   25.  Directors and Officers of the Depositor.......................96
    Item   26.  Persons Controlled by or Under Common Control with the
                 Depositor or Registrant......................................98
    Item   27.  Number of Contract Owners....................................107
    Item   28.  Indemnification..............................................107
    Item   29.  Principal Underwriter........................................107
    Item   30.  Location of Accounts and Records.............................109
    Item   31.  Management Services..........................................109
    Item   32.  Undertakings.................................................109



                                    2 of 112

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                                   Home Office
                                 P.O. Box 16609
                    Columbus, Ohio 43216-6609, 1-800-848-6331
                               TDD 1-800-238-3035

     INDIVIDUAL MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS
           ISSUED BY THE NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                    THROUGH ITS NATIONWIDE VARIABLE ACCOUNT-B

       The Individual Modified Single Premium Deferred Variable Annuity Contracts described in this prospectus are modified single purchase payment contracts (collectively referred to as the "Contracts"). Reference throughout the prospectus to such Contracts shall also mean Certificates issued under Group Modified Single Premium Retirement Contracts. For such Group Contracts, references to "Owner" shall mean the "Participant" unless the Plan otherwise permits or requires the Owner to exercise contractual rights under the authority of the Plan terms. The Contracts are sold to individuals for use in retirement plans which may qualify for special federal tax treatment under the Internal Revenue Code. Annuity payments under the Contracts are deferred until a selected later date.


       Purchase Payments are allocated to the Nationwide VA Separate Account-B ("Variable Account"), a separate account of Nationwide Life and Annuity Insurance Company (the "Company"). The Variable Account uses its assets to purchase shares at net asset value in one or more of the following series of the underlying Mutual Fund options:

                           AVAILABLE FOR ALL CONTRACTS


           American Century Variable Portfolios, Inc., an affiliate of
                        American Century Companies, Inc.
      American Century VP Balanced     American Century VP Capital Appreciation
    American Century VP International          American Century VP Value

                                     Dreyfus
        Dreyfus Stock Index Fund        Dreyfus Variable Investment Fund Growth
                                                 & Income Portfolio*
                  The Dreyfus Socially Responsible Growth Fund


                    Fidelity Variable Insurance Products Fund
Equity-Income Portfolio    Growth Portfolio    High Income Portfolio*   Overseas
                                                                       Portfolio

                  Fidelity Variable Insurance Products Fund II
         Asset Manager Portfolio                 Contrafund Portfolio

                        Nationwide Separate Account Trust
Capital Appreciation Fund      Government Bond Fund          Money Market Fund
           Small Company Fund                      Total Return Fund

                  Neuberger & Berman Advisers Management Trust
    Growth Portfolio      Limited Maturity Bond Portfolio     Partners Portfolio

                       Oppenheimer Variable Account Funds
          Oppenheimer Bond Fund           Oppenheimer Global Securities Fund
                      Oppenheimer Multiple Strategies Fund

                          Strong Special Fund II, Inc.
                      Strong Variable Insurance Funds, Inc.
     Strong Discovery Fund II, Inc.           International Stock Fund II


                        Van Eck Worldwide Insurance Trust
           Worldwide Bond Fund              Worldwide Emerging Markets Fund
                           Worldwide Hard Assets Fund


                Van Kampen American Capital Life Investment Trust
                           Real Estate Securities Fund


                              Warburg Pincus Trust
     International Equity Portfolio         Post-Venture Capital Portfolio
                         Small Company Growth Portfolio

* These Portfolios may invest in lower quality debt securities commonly referred to as junk bonds.

                                    3 of 112

       This prospectus provides you with the basic information you should know about the Individual Deferred Variable Annuity Contracts issued by the Nationwide VA Separate Account-B before investing. You should read it and keep it for future reference. A Statement of Additional Information dated May 1, 1997, containing further information about the Contracts and the Nationwide VA Separate Account-B has been filed with the Securities and Exchange Commission. You can obtain a copy without charge from Nationwide Life and Annuity Insurance Company by calling the number listed above, or writing P.O. Box 16609, Columbus, Ohio 43216-6609.


INVESTMENTS IN THESE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, AND ARE NOT GUARANTEED OR ENDORSED BY, THE ADVISER OF ANY OF THE UNDERLYING MUTUAL FUNDS IDENTIFIED ABOVE, THE U.S. GOVERNMENT, OR ANY BANK OR BANK AFFILIATE. INVESTMENTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. ANY INVESTMENT IN THE CONTRACT INVOLVES CERTAIN INVESTMENT RISK WHICH MAY INCLUDE THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THE STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 1997, IS INCORPORATED HEREIN BY REFERENCE. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION APPEARS ON PAGE 41 OF THE PROSPECTUS.

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 1997.

                                    4 of 112

                            GLOSSARY OF SPECIAL TERMS

Accumulation Unit- An accounting unit of measure used to calculate the Variable Account Contract Value prior to the Annuitization Date.


Annuitant- The person designated to receive annuity payments during Annuitization and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of Contract issuance, unless the Company has approved a request for an Annuitant of greater age. The Annuitant may be changed prior to the Annuitization Date with the consent of the Company.


Annuitization- The period during which annuity payments are actually received.


Annuitization Date- The date on which annuity payments actually commence at Annuitization.

Annuity Commencement Date- The date on which annuity payments are scheduled to commence. The Annuity Commencement Date is shown on the Data Page of the Contract, and is subject to change by the Contract Owner.


Annuity Payment Option- The chosen form of annuity payments. Several options are available under the Contract.

Annuity Unit- An accounting unit of measure used to calculate the value of Variable Annuity payments.

Beneficiary- The Beneficiary is the person designated to receive certain benefits under the Contract upon the death of the Designated Annuitant prior to the Annuitization Date. The Beneficiary can be changed by the Contract Owner as set forth in the Contract.

Code- The Internal Revenue Code of 1986, as amended.

Company- Nationwide Life  and Annuity Insurance Company.


Contingent Annuitant- The Contingent Annuitant may be the recipient of certain rights or benefits under this Contract when the Annuitant dies before the Annuitization Date. If a Contingent Annuitant is designated and the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. A Contingent Annuitant may not be named for Contracts issued as Qualified Contracts, Individual Retirement Annuities, SEP IRAs or Tax Sheltered Annuities.


Contingent Beneficiary- The Contingent Beneficiary is the person designated to be the Beneficiary if the named Beneficiary is not living at the time of the death of the Designated Annuitant.


Contingent Owner- A Contingent Owner succeeds to the rights of the Contract Owner upon the Contract Owner's death before Annuitization. A Contingent Owner may not be named for Contracts issued as Qualified Contracts, Individual Retirement Annuities, SEP IRAs or Tax Sheltered Annuities.


Contract- The Individual Deferred Variable Annuity Contract described in this prospectus.

Contract Anniversary- An anniversary of the Date of Issue of the Contract.

Contract Owner (Owner)- The Contract Owner is the person who possesses all rights under the Contract, including the right to designate and change any designations of the Owner, Contingent Owner, Annuitant, Contingent Annuitant, Beneficiary, Contingent Beneficiary, Annuity Payment Option, and the Annuity Commencement Date. The Contract Owner is the person named as Owner in the application, unless changed.

Contract Value- The sum of the value of all Accumulation Units attributable to the Contract.

Contract Year- Each year the Contract remains in force commencing with the Date of Issue.

Date of Issue- The date shown as the Date of Issue on the Data Page of the Contract.


Death Benefit- The benefit which is payable upon the death of the Annuitant or the Contingent Annuitant, if applicable. This benefit does not apply upon the death of the Contract Owner when the Owner and Annuitant are not the same person. If the Annuitant dies after the Annuitization Date, any benefit that may be payable shall be as specified in the Annuity Payment Option elected.


Distribution- Any payment of part or all of the Contract Value

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

                                    5 of 112

Fixed Annuity- An annuity providing for payments which are guaranteed by the Company as to dollar amount during annuitization.

Home Office- The main office of the Company located in Columbus, Ohio.


Individual Retirement Annuity - An annuity contract which qualifies for favorable tax treatment under Section 408 of the Code.

Joint Owner- The Joint Owner, if any, possesses an undivided interest in the entire Contract in conjunction with the Owner. If a Joint Owner is named, references to "Contract Owner", "Owner", or "Joint Owner" in this prospectus will apply to both the Owner and Joint Owner or either of them. If permitted by state law, Joint Owners must be spouses at the time Joint Ownership is requested. Joint Ownership may be selected only for a Non-Qualified Contract.


Mutual Fund (Fund)- A registered management investment company in which the assets of the Sub-Accounts of the Variable Account will be invested.

Non-Qualified Contract- A Contract which does not qualify for favorable tax treatment under Sections 401 and 403(a) (Qualified Plans), 408 (IRAs) or 403(b) (Tax Sheltered Annuities) of the Code.

Plan Participant-The Plan Participant is the person for whom contributions are being made to a Qualified Contract or Tax Sheltered Annuity either through employer contributions or employee salary reduction contributions.

Purchase Payment- A deposit of new value into the Contract. The term "Purchase Payment" does not include transfers among the Sub-Accounts.


Qualified Contracts- A Contract issued to fund a Qualified Plan.

Qualified Plans- Retirement plans which receive favorable tax treatment under Sections 401 or 403(a) of the Code.

SEP IRA- A retirement plan which receives favorable tax treatment under the provisions of Section 408(k) of the Code.


Sub-Accounts- Separate and distinct divisions of the Variable Account, to which specific underlying Mutual Fund shares are allocated and for which Accumulation Units and Annuity Units are separately maintained.

Tax Sheltered Annuity- An annuity which qualifies for favorable tax treatment under Section 403(b) of the Code.

Valuation Date- Each day the New York Stock Exchange and the Company's Home Office are open for business or any other day during which there is a sufficient degree of trading of the Variable Account's underlying Mutual Fund shares that the current net asset value of its Accumulation Units might be materially affected.

Valuation Period- The period of time commencing at the close of a Valuation Date and ending at the close of business for the next succeeding Valuation Date.

Variable Account- The Nationwide VA Separate Account-B, a separate investment account of the Company into which Variable Account Purchase Payments are allocated. The Variable Account is divided into Sub-Accounts, each of which invests in the shares of a separate underlying Mutual Fund.

Variable Annuity- An annuity providing for payments which are not predetermined or guaranteed as to dollar amount and which vary in amount with the investment experience of the Variable Account.

                                    6 of 112

                                Table of Contents


GLOSSARY OF SPECIAL TERMS.....................................................3
SUMMARY OF CONTRACT EXPENSES..................................................7
UNDERLYING MUTUAL FUND ANNUAL EXPENSES........................................7
SYNOPSIS.....................................................................11
CONDENSED FINANCIAL INFORMATION..............................................12
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY................................17
THE VARIABLE ACCOUNT.........................................................17
           Underlying Mutual Fund Options....................................17
           Voting Rights.....................................................17
           Substitution of Securities........................................18
VARIABLE ACCOUNT CHARGES AND OTHER DEDUCTIONS................................18
           Expenses of the Variable Account..................................18
           Mortality Risk Charge.............................................18
           Expense Risk Charge...............................................18
           Administration Charge.............................................18
           Premium Taxes.....................................................19
OPERATION OF THE CONTRACT....................................................19
           Investments of the Variable Account...............................19
           Allocation of Purchase Payments and Contract Value................19
           Value of an Accumulation Unit.....................................19
           Net Investment Factor.............................................20
           Valuation of Assets...............................................20
           Determining the Contract Value....................................20
           Right to Revoke...................................................20
           Transfers.........................................................21
           Contract Ownership Provisions.....................................21
           Joint Ownership Provisions........................................22
           Contingent Ownership Provisions...................................22
           Beneficiary Provisions............................................22
           Surrender (Redemption)............................................22
           Surrenders Under a Qualified Contract or Tax-Sheltered Annuity
           Contract.................................23
           Loan Privilege....................................................23
           Assignment........................................................25
           Contract Owner Services...........................................25
             Asset Rebalancing...............................................25
             Dollar Cost Averaging...........................................25
             Systematic Withdrawals..........................................25
ANNUITY PAYMENT PERIOD, DEATH BENEFIT, AND OTHER DISTRIBUTIONS...............26
           Annuity Commencement Date.........................................26
           Change in Annuity Commencement Date...............................26
           Annuity Payment Period-Variable Account...........................26
           Value of an Annuity Unit..........................................26
           Assumed Investment Rate...........................................26
           Frequency and Amount of Annuity Payments..........................26
           Change in Form of Annuity.........................................27
           Annuity Payment Options...........................................27
           Death of Contract Owner Provisions-Non-Qualified Contracts........27
           Death of Annuitant Provisions- Non-Qualified Contracts............27
           Death of the Owner/Annuitant Provisions...........................28
           Death Benefit Payment Provisions..................................28
           Required Distribution Provisions for Non-Qualified Contracts......28

                                    7 of 112

           Required Distributions Qualified Plans and Tax Sheltered
           Annuities.........................................................29
           Required Distributions for Individual Retirement Annuities and
           SEP IRAs..........................................................30
           Generation-Skipping Transfers.....................................30
FEDERAL TAX CONSIDERATIONS...................................................31
           Federal Income Taxes..............................................31
           Non-Qualified Contracts-Natural Persons as Owners.................31
           Non-Qualified Contracts-Non-Natural Persons as Owners.............32
           Qualified Plans, Individual Retirement Annuities, SEP IRAs and
           Tax Sheltered Annuities...........................................32
           Withholding.......................................................33
           Non-Resident Aliens...............................................33
           Federal Estate, Gift, and Generation Skipping Transfer Taxes......34
           Charge for Tax Provisions.........................................34
           Diversification...................................................34
           Tax Changes.......................................................34
GENERAL INFORMATION..........................................................35
           Contract Owner Inquiries..........................................35
           Statements and Reports............................................35
           Advertising.......................................................35
LEGAL PROCEEDINGS............................................................41
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.....................41
APPENDIX A...................................................................42
APPENDIX B...................................................................43

                                    8 of 112

                          SUMMARY OF CONTRACT EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES

       Maximum Contingent Deferred Sales Charge........................    0%

MAXIMUM ANNUAL CONTRACT MAINTENANCE CHARGE.............................   $0

VARIABLE ACCOUNT ANNUAL EXPENSES

       Mortality and Expense Risk Charges.............................. 1.25%
       Administration Charge........................................... 0.20%
         Total Variable Account Annual Expenses........................ 1.45%

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES(1)
             (as a percentage of underlying Mutual Fund net assets)

-------------------------------------------------------------------------------------------------------------
                                                   Management                               Total Mutual
                                                      Fees            Other Expenses       Fund Expenses
-------------------------------------------------------------------------------------------------------------

American   Century    Variable    Portfolios,         1.00%                0.00%                1.00%
Inc.-American Century VP Balanced
-------------------------------------------------------------------------------------------------------------
American   Century    Variable    Portfolios,         1.00%                0.00%                1.00%
Inc.-American Century VP Capital Appreciation
-------------------------------------------------------------------------------------------------------------
American   Century    Variable    Portfolios,         1.50%                0.00%                1.50%
Inc.-American Century VP International
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,                 1.00%                0.00%                1.00%
Inc.-American Century VP Value
-------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                              0.25%                0.05%                0.30%
-------------------------------------------------------------------------------------------------------------
Dreyfus  Variable  Investment  Fund-Growth  &         0.75%                0.08%                0.83%
Income Portfolio
-------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund*         0.72%                0.24%                0.96%
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Equity-Income Portfolio             0.51%                0.07%                0.58%
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Growth Portfolio                    0.61%                0.08%                0.69%
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund -High Income Portfolio              0.59%                0.12%                0.71%
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund -Overseas Portfolio                 0.76%                0.17%                0.93%
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II-Asset Manager Portfolio*         0.64%                0.10%                0.74%
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II-Contrafund Portfolio             0.61%                0.13%                0.74%
-------------------------------------------------------------------------------------------------------------
NSAT-Capital Appreciation Fund                        0.50%                0.02%                0.52%
-------------------------------------------------------------------------------------------------------------
NSAT-Government Bond Fund                             0.50%                0.01%                0.51%
-------------------------------------------------------------------------------------------------------------
NSAT-Money Market Fund                                0.50%                0.03%                0.53%
-------------------------------------------------------------------------------------------------------------
NSAT -Small Company Fund                              1.00%                0.10%                1.10%
-------------------------------------------------------------------------------------------------------------
NSAT-Total Return Fund                                0.50%                0.02%                0.52%
-------------------------------------------------------------------------------------------------------------
Neuberger   &  Berman   Advisers   Management         0.83%                0.09%                0.92%
Trust-Growth Portfolio
-------------------------------------------------------------------------------------------------------------
Neuberger   &  Berman   Advisers   Management         0.65%                0.13%                0.78%
Trust-Limited Maturity Bond Portfolio
-------------------------------------------------------------------------------------------------------------
Neuberger   &  Berman   Advisers   Management         0.84%                0.11%                0.95%
Trust-Partners Portfolio
-------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds-Bond Fund          0.74%                0.04%                0.78%
-------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds-Global             0.73%                0.08%                0.81%
Securities Fund
-------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds-Multiple           0.73%                0.04%                0.77%
Strategies Fund
-------------------------------------------------------------------------------------------------------------
Strong Special Fund II, Inc.                          1.00%                0.17%                1.17%
-------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds,                      1.00%                0.21%                1.21%
Inc.-Discovery Fund II, Inc.
-------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds,                      1.00%                0.90%                1.90%
Inc.-International Stock Fund II
-------------------------------------------------------------------------------------------------------------


                                    9 of 112

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES(1)
             (as a percentage of underlying Mutual Fund net assets)
                                    Continued

-------------------------------------------------------------------------------------------------------------
                                                   Management                               Total Mutual
                                                      Fees            Other Expenses       Fund Expenses
-------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Insurance Trust-Worldwide           1.00%                0.08%                1.08%
Hard Assets Fund
-------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust-Worldwide           1.00%                0.08%                1.08%
Bond Fund*
-------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust-Worldwide           1.00%                0.00%                1.00%
Emerging Markets Fund*
-------------------------------------------------------------------------------------------------------------
Van Kampen American Capital Life Investment           0.83%                0.27%                1.10%
Trust-Real Estate Securities Fund*
-------------------------------------------------------------------------------------------------------------
Warburg  Pincus   Trust-International  Equity         0.96%                0.40%                1.36%
Portfolio*
-------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-Post-Venture Capital             0.62%                0.78%                1.40%
Portfolio*
-------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-Small Company Growth             0.90%                0.26%                1.16%
Portfolio*
-------------------------------------------------------------------------------------------------------------

(1) The Mutual Fund expenses shown above are assessed at the underlying Mutual Fund level and are not direct charges against Variable Account assets or reductions from Contract Values. These underlying Mutual Fund expenses are taken into consideration in computing each underlying Mutual Fund's net asset value, which is the share price used to calculate the unit values of the Variable Account. The management fees and other expenses are more fully described in the prospectus for each individual underlying Mutual Fund. The information relating to the underlying Mutual Fund expenses was provided by the underlying Mutual Fund and was not independently verified by the Company.

* The investment advisers for the indicated underlying Mutual Funds have voluntarily agreed to reimburse a portion of the management fees and/or operating expenses resulting in a reduction of the total expenses. Absent any such partial reimbursement, "Management Fees" and "Other Expenses" would have been 0.75% and 0.24% for the Dreyfus Socially Responsible Growth Fund, Inc.; 0.71% and 0.10% for the Fidelity VIP Fund II-Asset Manager Portfolio; 1.00% and 0.10% for the Van Eck Worldwide Insurance Trust-Worldwide Bond Fund; 1.00% and 1.06% for the Van Eck Worldwide Insurance Trust-Worldwide Emerging Markets Fund; 1.00% and 0.27% for the Van Kampen American Capital Life Investment Trust-Real Estate Securities Fund. Absent any such partial reimbursement, "Total Mutual Fund Expenses" would have been 1.40% for the Warburg Pincus Trust-International Equity Portfolio; 5.56% for the Warburg Pincus Trust Post-Venture Capital Portfolio; and 1.17% for the Warburg Pincus Trust-Small Company Growth Portfolio.

                                   10 of 112

                                     EXAMPLE

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 investment and 5% annual return. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below.

----------------------------------------------------------------------------------------------------------------------
                               If you surrender your     If you do not surrender     If you annuitize your Contract
                               Contract at the end of   your Contract at the end of   at the end of the applicable
                            the applicable time period  the applicable time period             time period
----------------------------------------------------------------------------------------------------------------------
                            1 Yr. 3 Yrs. 5 Yrs. 10 Yrs. 1 Yr. 3 Yrs  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.   10 Yrs.
----------------------------------------------------------------------------------------------------------------------

American Century Variable    26     79    135     287    26     79    135     287      *      79     135       287
Portfolios, Inc.-American
Century VP Balanced
----------------------------------------------------------------------------------------------------------------------

American Century Variable    26     79    135     287    26     79    135     287      *      79     135       287
Portfolios, Inc.-American
Century VP Capital
Appreciation
----------------------------------------------------------------------------------------------------------------------

American Century Variable    31     95    161     338    31     95    161     338      *      95     161       338
Portfolios, Inc.-American
Century VP International
----------------------------------------------------------------------------------------------------------------------

American Century Variable    26     79    135     287    26     79    135     287      *      79     135       287
Portfolios, Inc.-American
Century VP Value
----------------------------------------------------------------------------------------------------------------------

Dreyfus Stock Index Fund     18     57     98     212    18     57     98     212      *      57      98       212
----------------------------------------------------------------------------------------------------------------------

Dreyfus VIF-Growth &         24     74    126     270    24     74    126     270      *      74     126       270
Income Portfolio
----------------------------------------------------------------------------------------------------------------------

The Dreyfus Socially         25     78    133     283    25     78    133     283      *      78     133       283
Responsible Growth Fund
----------------------------------------------------------------------------------------------------------------------

Fidelity VIP                 21     66    113     243    21     66    113     243      *      66     113       243
Fund-Equity-Income
Portfolio
----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Fund-Growth     22     69    119     255    22     69    119     255      *      69     119       255
Portfolio
----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Fund-Overseas   25     77    131     280    25     77    131     280      *      77     131       280
Portfolio
----------------------------------------------------------------------------------------------------------------------


Fidelity VIP Fund-High       23     70    120     257    23     70    120     257      *      70     120       257
Income Portfolio
----------------------------------------------------------------------------------------------------------------------


Fidelity VIP Fund II-Asset   23     71    121     260    23     71    121     260      *      71     121       260
Manager Portfolio
----------------------------------------------------------------------------------------------------------------------

Fidelity VIP Fund            23     71    121     260    23     71    121     260      *      71     121       260
II-Contrafund Portfolio
----------------------------------------------------------------------------------------------------------------------

NSAT-Capital Appreciation    21     64    110     236    21     64    110     236      *      64     110       236
Fund
----------------------------------------------------------------------------------------------------------------------


NSAT-Government Bond Fund    21     64    109     235    21     64    109     235      *      64     109       235
----------------------------------------------------------------------------------------------------------------------


NSAT-Money Market Fund       21     64    110     237    21     64    110     237      *      64     110       237
----------------------------------------------------------------------------------------------------------------------

NSAT - Small Company Fund    27     82    140     298    27     82    140     298      *      82     140       298
----------------------------------------------------------------------------------------------------------------------

NSAT-Total Return Fund       21     64    110     236    21     64    110     236      *      64     110       236
----------------------------------------------------------------------------------------------------------------------

Neuberger & Berman           25     77    131     279    25     77    131     279      *      77     131       279
Advisers Management
Trust-Growth Portfolio
----------------------------------------------------------------------------------------------------------------------

Neuberger & Berman           23     72    123     264    23     72    123     264      *      72     123       264
Advisers Management
Trust-Limited Maturity
Bond Portfolio
----------------------------------------------------------------------------------------------------------------------

Neuberger & Berman           25     77    132     282    25     77    132     282      *      77     132       282
Advisers Management Trust-
Partners Portfolio
----------------------------------------------------------------------------------------------------------------------


                                   11 of 112

-----------------------------------------------------------------------------------------------------------------
                             If you surrender your       If you do not surrender   If you annuitize your Contract
                             Contract at the end of    your Contract at the end of  at the end of the applicable
                           the applicable time period  the applicable time period           time period
-----------------------------------------------------------------------------------------------------------------
                           1 Yr. 3 Yrs. 5 Yrs. 10 Yrs. 1 Yr. 3 Yrs  5 Yrs. 10 Yrs. 1 Yr. 3 Yrs. 5 Yrs. 10 Yrs.
-----------------------------------------------------------------------------------------------------------------

Oppenheimer Variable        23    72    123     264     23     72    123     264      *     72    123    264
Account Funds-Bond Fund
-----------------------------------------------------------------------------------------------------------------

Oppenheimer Variable        24    73    125     267     24     73    125     267      *     73    125    267
Account Funds-Global
Securities Fund
-----------------------------------------------------------------------------------------------------------------


Oppenheimer Variable        23    72    123     263     23     72    123     263      *     72    123    263
Account Funds-Multiple
Strategies Fund
-----------------------------------------------------------------------------------------------------------------


Strong Special Fund II,     28    84    144     305     28     84    144     305      *     84    144    305
Inc.
-----------------------------------------------------------------------------------------------------------------

Strong Variable Insurance   28    86    146     309     28     86    146     309      *     86    146    309
Funds, Inc.- Discovery
Fund II, Inc.
-----------------------------------------------------------------------------------------------------------------

Strong Variable Insurance   35    107   181     376     35    107    181     376      *    107    181    376
Funds, Inc.
-International Stock Fund
II
-----------------------------------------------------------------------------------------------------------------

Van Eck Worldwide           27    82    139     295     27     82    139     295      *     82    139    295
Insurance Trust-Worldwide
Bond Fund
-----------------------------------------------------------------------------------------------------------------

Van Eck Worldwide           26    79    135     287     26     79    135     287      *     79    135    287
Insurance Trust-Worldwide
Emerging Markets Fund
-----------------------------------------------------------------------------------------------------------------

Van Eck Worldwide           27    82    139     295     27     82    139     295      *     82    139    295
Insurance Trust-Worldwide
Hard Assets Fund
-----------------------------------------------------------------------------------------------------------------

Van Kampen American         27    82    140     298     27     82    140     298      *     82    140    298
Capital Life Investment
Trust - Real Estate
Securities Fund
-----------------------------------------------------------------------------------------------------------------

Warburg Pincus              30    90    154     324     30     90    154     324      *     90    154    324
Trust-International
Equity Portfolio
-----------------------------------------------------------------------------------------------------------------

Warburg Pincus              30    92    156     328     30     92    156     328      *     92    156    328
Trust-Post-Venture
Capital Portfolio
-----------------------------------------------------------------------------------------------------------------

Warburg Pincus              27    84    143     304     27     84    143     304      *     84    143    304
Trust-Small Company
Growth Portfolio
-----------------------------------------------------------------------------------------------------------------


*The Contracts sold under this prospectus do not permit annuitizations during the first two Contract Years.

         The purpose of the Summary of Contract Expenses and Example is to assist the Contract Owner in understanding the various costs and expenses that will be borne directly or indirectly when investing in the Contract. The expenses of the Nationwide VA Separate Account-B as well as those of the underlying Mutual Fund options are reflected in the Example. For more complete descriptions of the expenses of the Variable Account, see "Variable Account Chargesand Other Deductions." For more complete information regarding expenses paid out of the assets of the underlying Mutual Fund options, see the Mutual Funds' prospectuses. Deductions for premium taxes may also apply but are not reflected in the Example shown above (see "Premium Taxes").

                                   12 of 112

                                    SYNOPSIS


       The Individual Deferred Variable Annuity Contracts described in this prospectus are designed for use in connection with the following types of Contracts (1) Non-Qualified, (2) Individual Retirement Annuities, (3) Tax Sheltered Annuities, (4) SEP IRAs and (5) Qualified.


       The initial first year Purchase Payment must be at least $15,000 and subsequent Purchase Payments at least $1,000. The cumulative total of all Purchase Payments under Contracts issued on the life of any one Designated Annuitant may not exceed $1,000,000 without the prior consent of the Company (see "Allocation of Purchase Payments and Contract Value").

       The Company does not deduct a slaes charge from Purchase Payments made for these Contracts, nor is any sales charge deducted upon the surrender of the Contract.

       The Company will also assess an Administration Charge equal to an annual rate of 0.20% of the daily net asset value of the Variable Account. These charges are to reimburse the Company for administrative expenses related to the issue and maintenance of the Contracts. The Company does not expect to recover from these charges an amount in excess of accumulated administrative expenses (see "Administration Charge"). The Company deducts a Mortality Risk Charge equal to an annual rate of 0.80% of the daily net asset value of the Variable Account for mortality risks assumed by the Company (see "Mortality Risk Charge"). The Company deducts an Expense Risk Charge equal to an annual rate of 0.45% of the daily net asset value of the Variable Account as compensation for the Company's risk by undertaking not to increase administrative charges on the Contracts regardless of the actual administrative costs (see "Expense Risk Charge").


       Upon Annuitization, the selected Annuity Payment Option will begin (see "Annuity Payment Option"). However, if the net amount to be applied to any Annuity Payment Option at the Annuitization Date is less than $5,000, the Contract Value may be distributed in one lump sum in lieu of annuity payments. If any annuity payment would be less than $50, the Company shall have the right to change the frequency of payments to such intervals as will result in payments of at least $50. In no event, however, will annuity payments be made less frequently than annually (see "Frequency and Amount of Annuity Payments").

       The Company will charge against the Purchase Payments or the Contract Value the amount of any premium taxes levied by a state or any other governmental entity (see "Premium Taxes").

       To be sure that the Contract Owner is satisfied with the Contract, the Contract Owner has a ten day free look. Within ten days of the date the Contract is received, it may be returned to the Home Office of the Company, at the address shown on page 1 of this prospectus. If a Contract is returned to the Company in a timely manner, the Company will void the Contract and refund the Contract Value in full unless otherwise required by state and/or federal law. State and/or federal law may provide additional free look privileges. All Individual Retirement Annuity refunds will be return of Purchase Payments (see "Right to Revoke").

                                   13 of 112

CONDENSED FINANCIAL INFORMATION

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                                                                           Number of Units
                        Beginning Unit     Ending Unit     Percent Change   At The End Of
         Fund               Value             Value        in Unit Value      The Period          Year
-------------------------------------------------------------------------------------------------------------

American Century          10.000000         10.871600           8.72%           13,228            1996
Variable Portfolios,
Inc.
American Century VP
Balanced-Q
-------------------------------------------------------------------------------------------------------------
American Century          10.000000         10.871600           8.72%           35,163            1996
Variable Portfolios,
Inc.
American Century VP
Balanced-NQ
-------------------------------------------------------------------------------------------------------------
American Century          10.000000         9.371161           -6.29%           46,612            1996
Variable Portfolios,
Inc.
American Century VP
Capital Appreciation-Q
-------------------------------------------------------------------------------------------------------------
American Century          10.000000         9.371161           -6.29%           83,063            1996
Variable Portfolios,
Inc.
American Century VP
Capital
Appreciation-NQ
-------------------------------------------------------------------------------------------------------------
American Century          10.000000         11.142834          11.43%           27,097            1996
Variable Portfolios,
Inc.
American Century VP
International-Q
-------------------------------------------------------------------------------------------------------------
American Century          10.000000         11.142834          11.43%           77,343            1996
Variable Portfolios,
Inc.
American Century VP
International-NQ
-------------------------------------------------------------------------------------------------------------
American Century          10.000000         10.142228           1.42%                0            1996*
Variable Portfolio,
Inc.
American Century VP
Value-Q
-------------------------------------------------------------------------------------------------------------
American Century          10.000000         10.142228           1.42%                0            1996*
Variable Portfolio,
Inc.
American Century VP
Value-NQ
-------------------------------------------------------------------------------------------------------------
Dreyfus Variable          10.000000         9.986593           -0.13%                0            1996*
Investment Fund-
Growth & Income
Portfolio-Q
-------------------------------------------------------------------------------------------------------------
Dreyfus Variable          10.000000         9.986593           -0.13%                0            1996*
Investment Fund-
Growth & Income
Portfolio-N Q
-------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index       10.000000         11.644617          16.45%           64,418            1996
Fund-Q
-------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index       10.000000         11.644617          16.45%          189,227            1996
Fund-NQ
-------------------------------------------------------------------------------------------------------------
The Dreyfus Socially      10.000000         11.402663          14.03%           10,096            1996
Responsible Growth
Fund, Inc.-Q
-------------------------------------------------------------------------------------------------------------
The Dreyfus Socially      10.000000         11.402663          14.03%           29,501            1996
Responsible Growth
Fund, Inc.-NQ
-------------------------------------------------------------------------------------------------------------


                                   14 of 112

Accumulation Unit Value for an Accumulation Unit outstanding throughout the period.

                                                                               Number of Units
                               Beginning Unit     Ending Unit  Percent Change  At The End Of
            Fund                   Value             Value     in Unit Value    The Period        Year
-------------------------------------------------------------------------------------------------------------

Fidelity VIP Fund-                10.000000        10.915770        9.16%         36,697          1996
Overseas Portfolio-Q
------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund--               10.000000        10.915770        9.16%         95,229          1996
Overseas Portfolio-NQ
------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-High            10.000000        10.970108        9.70%        291,879          1996
Income Portfolio-Q
------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-High            10.000000        10.970108        9.70%        245,978          1996
Income Portfolio-NQ
------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund- Equity-        10.000000        10.958584        9.59%        320,026          1996
Income Portfolio-Q
------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund- Equity-        10.000000        10.958584        9.59%        682,976          1996
Income Portfolio-NQ
------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-                10.000000        11.057399       10.57%        230,586          1996
Growth Portfolio-Q
------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-                10.000000        11.057399       10.57%        910,947          1996
Growth Portfolio-NQ
------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II - Asset      10.000000        11.029343       10.29%         38,401          1996
Manager Portfolio-Q
------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II - Asset      10.000000        11.029343       10.29%         63,564          1996
Manager Portfolio-NQ
------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II-             10.000000        11.815914       18.16%        255,409          1996
Contrafund Portfolio-Q
------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II-             10.000000        11.815914       18.16%        400,821          1996
Contrafund Portfolio-NQ
------------------------------------------------------------------------------------------------------------
NSAT- Capital Appreciation        10.000000        11.889746       19.00%         89,481          1996
Fund-Q
------------------------------------------------------------------------------------------------------------
NSAT- Capital Appreciation        10.000000        11.889746       19.00%         71,846          1996
Fund-NQ
------------------------------------------------------------------------------------------------------------


                                   15 of 112

Accumulation Unit Value for an Accumulation Unit outstanding throughout the period.

                                                                                Number of
                                                                  Percent     Units At The
                              Beginning Unit     Ending Unit     Change in     End Of The
            Fund                   Value            Value        Unit Value      Period          Year
-----------------------------------------------------------------------------------------------------------

NSAT-Government                  10.000000        10.149155         1.49%        30,956          1996
Bond Fund-Q
-----------------------------------------------------------------------------------------------------------
NSAT-Government                  10.000000        10.149155         1.49%        97,767          1996
Bond Fund-NQ
-----------------------------------------------------------------------------------------------------------
NSAT- Money Market               10.000000        10.326243         3.26%       283,411          1996
Fund- Q**
-----------------------------------------------------------------------------------------------------------
NSAT- Money Market               10.000000        10.326243         3.26%       628,692          1996
Fund- NQ**
-----------------------------------------------------------------------------------------------------------
NSAT-Small Company               10.000000        12.152247        21.52%        49,485          1996
Fund-Q
-----------------------------------------------------------------------------------------------------------
NSAT-Small Company               10.000000        12.152247        21.52%        69,854          1996
Fund-NQ
-----------------------------------------------------------------------------------------------------------
NSAT-Total                       10.000000        11.639579        16.40%        32,415          1996
Return Fund-Q
-----------------------------------------------------------------------------------------------------------
NSAT-Total                       10.000000        11.639579        16.40%        57,403          1996
Return Fund-NQ
-----------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers      10.000000        10.469935         4.70%         7,597          1996
Management Trust-Growth
Portfolio-Q
-----------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers      10.000000        10.469935         4.70%        50,629          1996
Management Trust-Growth
Portfolio-NQ
-----------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers      10.000000        10.209208         2.09%        123,635         1996
Management Trust-Limited
Maturity Bond Portfolio-Q
-----------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers      10.000000        10.209208         2.09%        274,872         1996
Management Trust-Limited
Maturity Bond Portfolio-NQ
-----------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers      10.000000        12.248582        22.49%        177,265         1996
Management Trust-Partners
Portfolio-Q
-----------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers      10.000000        12.248582        22.49%        214,292         1996
Management Trust-Partners
Portfolio-NQ
-----------------------------------------------------------------------------------------------------------

**The 7-day yield on the Money Market Fund as of December 31, 1996 was 3.49%.

                                   16 of 112

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                                                                           Number of Units
                       Beginning Unit     Ending Unit     Percent Change    At The End Of
        Fund               Value             Value        in Unit Value      The Period           Year
-------------------------------------------------------------------------------------------------------------

Oppenheimer Variable     10.000000         11.201956          12.02%           40,161             1996
Account Funds-Global
Securities Fund-Q
-------------------------------------------------------------------------------------------------------------
Oppenheimer Variable     10.000000         11.201956          12.02%           75,124             1996
Account Funds-Global
Securities Fund-NQ
-------------------------------------------------------------------------------------------------------------
Oppenheimer Variable     10.000000         11.129020          11.29%            6,127             1996
Account Funds-
Multiple Strategies
Fund-Q
-------------------------------------------------------------------------------------------------------------
Oppenheimer Variable     10.000000         11.129020          11.29%           34,052             1996
Account Funds-
Multiple Strategies
Fund-NQ
-------------------------------------------------------------------------------------------------------------
Oppenheimer Variable     10.000000         10.288722           2.89%           55,343             1996
Account Funds-Bond
Fund-Q
-------------------------------------------------------------------------------------------------------------
Oppenheimer Variable     10.000000         10.288722           2.89%          152,075            1996
Account Funds Bond
Fund-NQ
-------------------------------------------------------------------------------------------------------------
Strong Variable          10.000000         9.903046           -0.97%           27,130             1996
Insurance Funds,
Inc.-
Discovery Fund II-Q
-------------------------------------------------------------------------------------------------------------
Strong Variable          10.000000         9.903046           -0.97%           55,312             1996
Insurance Funds,
Inc.-
Discovery Fund II-NQ
-------------------------------------------------------------------------------------------------------------
Strong Variable          10.000000         10.462103           4.62%           61,841             1996
Insurance Funds,
Inc.-
International Stock
Fund II-Q
-------------------------------------------------------------------------------------------------------------
Strong Variable          10.000000         10.462103           4.62%           154,841            1996
Insurance Funds,
Inc.-
International Stock
Fund II-NQ
-------------------------------------------------------------------------------------------------------------
Strong Special Fund      10.000000         11.319705          13.20%           312,712            1996
II,
Inc.- Q
-------------------------------------------------------------------------------------------------------------
Strong Special Fund      10.000000         11.319705          13.20%           302,280            1996
II,
Inc.-NQ
-------------------------------------------------------------------------------------------------------------


                                   17 of 112

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                                                                             Number of Units
                            Beginning Unit    Ending Unit    Percent Change   At The End Of
           Fund                 Value            Value       in Unit Value      The Period          Year
----------------------------------------------------------------------------------------------------------------

Van Eck Worldwide             10.000000        10.189870         1.90%            39,599            1996
Insurance Trust -
Worldwide
Fund-Q
----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide             10.000000        10.189870         1.90%            36,398            1996
Insurance Trust- Worldwide
Bond Fund-NQ
----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide             10.000000        10.077496         0.77%                 0            1996*
Insurance Trust- Worldwide
Emerging Markets Fund-Q
----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide             10.000000        10.077496         0.77%               750            1996*
Insurance Trust- Worldwide
Emerging Markets Fund-NQ
----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide             10.000000        10.132333         1.32%            22,227            1996
Insurance Trust-Worldwide
Hard Assets Fund-Q
----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide             10.000000        10.132333         1.32%            48,531            1996
Insurance Trust-Worldwide
Hard Assets Fund-NQ
----------------------------------------------------------------------------------------------------------------
Van Kampen American           10.000000        13.626341        36.26%            63,345            1996
Capital Life Investment
Trust-Real Estate
Securities Fund-Q
----------------------------------------------------------------------------------------------------------------
Van Kampen American           10.000000        13.626341        36.26%            65,843            1996
Capital Life Investment
Trust-Real Estate
Securities Fund-NQ
----------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-         10.000000        10.450529         4.51%           113,387            1996
International Equity
Portfolio-Q
----------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-         10.000000        10.450529         4.51%           278,224            1996
International Equity
Portfolio-NQ
----------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-         10.000000        10.163437         1.63%                 0            1996*
Post-
Venture Capital
Portfolio-Q
----------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-         10.000000        10.163437         1.63%               726            1996*
Post-
Venture Capital
Portfolio-NQ
----------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-         10.000000        11.231071        12.31%           104,843            1996
Small
Company Growth Portfolio-Q
----------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-         10.000000        11.231071        12.31%           314,236            1996
Small
Company Growth
Portfolio-NQ
----------------------------------------------------------------------------------------------------------------

* The American Century Variable Portfolio, Inc. - American Century VP Value, Dreyfus Variable Investment Fund Growth and Income Portfolio, Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund, and Warburg Pincus Trust - Post-Venture Capital Portfolio were added December 23, 1996. Consequently, the Condensed Financial Information reflects the accumulation unit outstanding for the period from December 23, 1996 to December 31, 1996.

                                   18 of 112

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY


       Nationwide Life and Annuity Insurance Company, formerly Financial Horizons Life Insurance Company, is a stock life insurance company organized under the laws of the State of Ohio and was established in February 1981. The Company is a member of the "Nationwide Insurance Enterprise" with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215.
The Company offers certain life insurance products and annuities.


                              THE VARIABLE ACCOUNT

       The Variable Account was established as Financial Horizons VA Separate Account-2 by the Company on March 6, 1991, pursuant to the provisions of Ohio law. The name of the Variable Account was subsequently changed to Nationwide VA Separate Account-B pursuant to a resolution by the Board of Directors. The Company has caused the Variable Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. Such registration does not involve supervision of the management of the Variable Account or the Company by the Securities and Exchange Commission.

       The Variable Account is a separate investment account of the Company and as such, is not chargeable with liabilities arising out of any other business the Company may conduct. The Company does not guarantee the investment performance of the Variable Account. Obligations under the Contracts, however, are obligations of the Company. Income, gains and losses, whether or not realized, from the assets of the Variable Account are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

       Purchase Payments are allocated within the Variable Account among one or more Sub-Accounts made up of shares in the underlying Mutual Funds designated by the Contract Owner. There are two Sub-Accounts within the Variable Account for each of the underlying Mutual Fund options which may be designated by the Contract Owner. One such Sub-Account contains the underlying Mutual Funds shares attributable to Accumulation Units under Qualified Contracts and one such Sub-Account contains the underlying Mutual Funds shares attributable to Accumulation Units under Non-Qualified Contracts.

Underlying Mutual Fund Options


       Contract Owners may choose from among a number of different underlying Mutual Fund options. (See Appendix B which contains a summary of investment objectives for each underlying Mutual Fund.) More detailed information may be found in the current prospectus for each underlying Mutual Fund offered. Such a prospectus for the underlying Mutual Fund option(s) should be read in conjunction with this prospectus. A copy of each prospectus may be obtained without charge from Nationwide Life and Annuity Insurance Company by calling 1-800-848-6331, TDD 1-800-238-3035, or writing P.O.
Box 16609, Columbus, Ohio 43216-6609.


       The underlying Mutual Funds may also be available to registered separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although the Company does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the underlying Mutual Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Contract Owners and those of other companies, or some other reason. In the event of conflict, the Company will take any steps necessary to protect the Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying Mutual Fund or Mutual Funds which are involved in the conflict.

Voting Rights

       Voting rights under the Contracts apply ONLY with respect to Purchase Payments or accumulated amounts allocated to the Variable Account.

       In accordance with its view of present applicable law, the Company will vote the shares of the underlying Mutual Funds held in the Variable Account at regular and special meetings of the shareholders of the underlying Mutual Funds. These shares will be voted in accordance with instructions received from Contract Owners who have an interest in the Variable Account. If the Investment Company Act of 1940 or any Regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the underlying Mutual Funds in its own right, it may elect to do so.

                                   19 of 112

         The Contract Owner shall be the person who has the voting interest under the Contract. The number of underlying Mutual Fund shares attributable to each Contract Owner is determined by dividing the Contract Owner's interest in each respective Sub-Account of the Variable Account by the net asset value of the underlying Mutual Fund corresponding to the Sub-Account. The number of shares which a person has the right to vote will be determined as of the date to be chosen by the Company not more than 90 days prior to the meeting of the underlying Mutual Fund. Each person having a voting interest will receive periodic reports relating to the underlying Mutual Fund, proxy material and a form with which to give such voting instructions.

       Voting instructions will be solicited by written communication at least 21 days prior to such meeting. Underlying Mutual Fund shares held in the Variable Account as to which no timely instructions are received will be voted by the Company in the same proportion as the voting instructions which are received with respect to all Contracts participating in the Variable Account.

Substitution of Securities

       If the shares of the underlying Mutual Fund options described in this prospectus should no longer be available for investment by the Variable Account or if, in the judgment of the Company's management, further investment in such underlying Mutual Fund shares should become inappropriate, the Company may eliminate Sub-Accounts, combine two or more Sub-Accounts, or substitute shares of another underlying Mutual Fund for underlying Mutual Fund shares already purchased or to be purchased in the future with Purchase Payments under the Contract. No substitution of securities in the Variable Account may take place without prior approval of the Securities and Exchange Commission, under such requirements as it may impose.


                  VARIABLE ACCOUNT CHARGES AND OTHER DEDUCTIONS


Expenses of Variable Account

       The Variable Account is responsible for the following types of expenses:
(1) administrative expenses relating to the issuance and maintenance of the Contracts; (2) mortality risk charge associated with guaranteeing the annuity purchase rates at issue for the life of the Contracts; and (3) expense risk charge associated with guaranteeing that the Mortality Risk, Expense Risk, and Administration Charges described in this prospectus will not change regardless of actual expenses. If these charges are insufficient to cover these expenses, the loss will be borne by the Company.

       For 1996, the Variable Account incurred total expenses equal to 1.04% of its average net assets, relating to the administrative, sales, mortality and expense risk charges described below for all Contracts outstanding during that year. Deductions from and expenses paid out of the assets of the underlying Mutual Funds are described in each underlying Mutual Fund prospectus.


Mortality Risk Charge

       The Company assumes a "mortality risk" by virtue of annuity rates incorporated in the Contract which cannot be changed regardless of the death rates of persons receiving annuity payments or of the general population.

       For assuming this mortality risk, the Company deducts a Mortality Risk Charge from the Variable Account. This amount is computed on a daily basis, and is equal to an annual rate of 0.80% of the daily net asset value of the Variable Account. The Company expects to generate a profit through assessing this charge.

Expense Risk Charge

       The Company will not increase charges for administration of the Contracts regardless of its actual expenses. For assuming this expense risk, the Company deducts an Expense Risk Charge from the Variable Account. This amount is computed on a daily basis, and is equal to an annual rate of 0.45% of the daily net asset value of the Variable Account. The Company expects to generate a profit through assessing this charge.


Administration Charge

       The Company also assesses an Administration Charge equal on an annual basis to 0.20% of the daily net asset value of the Variable Account. The deduction of the Administration Charge is made from each Sub-Account in the same proportion that the value in that Sub-Account bears to the total Contract Value. The Administrative Charge is designed only to reimburse the Company for administrative expenses and the Company will monitor these charges to ensure that they do not exceed annual administration expenses.



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Premium Taxes

       The Company will charge against the Contract Value the amount of any premium taxes levied by a state or any other governmental entity upon Purchase Payments received by the Company. Premium taxes currently imposed by certain jurisdictions range from 0% to 3.5%. This range is subject to change. The method used to recoup premium tax expense will be determined by the Company at its sole discretion and in compliance with applicable state law. The Company currently deducts such charges from a Contract Owner's Contract Value either: (1) at the time the Contract is surrendered, (2) at Annuitization, or (3) at such earlier date as the Company may become subject to such taxes.


                            OPERATION OF THE CONTRACT


Investments of the Variable Account

       The Contract Owner elects to have Purchase Payments attributable to his or her participation in the Variable Account allocated among one or more of the Sub-Accounts which consist of shares in the underlying Mutual Fund options. Shares of the respective underlying Mutual Fund options specified by the Contract Owner are purchased at net asset value for the respective Sub-Account(s) and converted into Accumulation Units. The Contract Owner may change the election as to allocation of Purchase Payments or may elect to exchange amounts among the Sub-Account options pursuant to such terms and conditions applicable to such transactions as may be imposed by each of the underlying Mutual Funds, in addition to those set forth in the Contracts.


Allocation Of Purchase Payments and Contract Value

       Purchase Payments are allocated to one or more Sub-Accounts within the Variable Account in accordance with the designation of the underlying Mutual Funds by the Contract Owner and converted into Accumulation Units.

       The initial first year Purchase Payment must be at least $15,000 and additional payments, if any, must be at least $1,000. The Contract Owner may increase or decrease Purchase Payments or change the frequency of payment. The Contract Owner is not obligated to continue Purchase Payments in the amount or at the frequency elected. There are no penalties for failure to continue Purchase Payments. The cumulative total of all Purchase Payments under Contracts issued on the life of any one Designated Annuitant may not exceed $1,000,000 without prior consent of the Company.

       THE PURCHASER IS CAUTIONED THAT INVESTMENT RETURN ON SMALL INITIAL AND SUBSEQUENT PURCHASE PAYMENTS MAY BE LESS THAN CHARGES ASSESSED BY THE COMPANY.

       The initial Purchase Payment allocated to designated Sub-Accounts of the Variable Account will be priced no later than 2 business days after receipt of an order to purchase if the application and all information necessary for processing the purchase order are complete. The Company may, however, retain the Purchase Payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be made complete within 5 days, the prospective purchaser will be informed of the reasons for the delay and the Purchase Payment will be returned immediately unless the prospective purchaser specifically consents to the Company retaining the Purchase Payment until the application is complete. Thereafter, subsequent Purchase Payments will be priced on the basis of the Accumulation Value next computed for the appropriate Sub-Account after the additional Purchase Payment is received.

       Purchase Payments will not be priced on the following nationally recognized holidays: New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Value of an Accumulation Unit

       The value of an Accumulation Unit for each Sub-Account was arbitrarily set initially at $10 when underlying Mutual Fund shares in that Sub-Account were available for purchase. The value for any subsequent Valuation Period is determined by multiplying the Accumulation Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account during the subsequent Valuation Period. The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. The number of Accumulation Units will not change as a result of investment experience.



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Net Investment Factor

       The Net Investment Factor for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result where:

       (a)    is the net of:

              (1) the net asset value per share of the underlying Mutual Fund held in the Sub-Account determined at the end of the current Valuation Period, plus

              (2) the per share amount of any dividend or capital gain Distributions made by the underlying Mutual Fund held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period.

       (b)    is the net of:

              (1) the net asset value per share of the underlying Mutual Fund held in the Sub-Account determined at the end of the immediately preceding Valuation Period, plus or minus

              (2) the per share charge or credit, if any, for any taxes reserved for in the immediately preceding Valuation Period (see "Charge For Tax Provisions").

       (c) is a factor representing the daily Mortality Risk Charge, Expense Risk Charge and Administration Charge deducted from the Variable Account. Such factor is equal to an annual rate of 1.45% of the daily net asset value of the Variable Account.

       For underlying Mutual Fund options that credit dividends on a daily basis and pay such dividends once a month (the Nationwide Separate Account Trust - Money Market Fund), the Net Investment Factor allows for the monthly reinvestment of these daily dividends.

       The Net Investment Factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the Net Investment Factor may not be directly proportional to changes in the net asset value of underlying Mutual Fund shares, because of the deduction for Mortality Risk Charge, Expense Risk Charge, and Administration Charge, and any charge or credit for tax reserves.

Valuation of Assets

       Underlying Mutual Fund shares in the Variable Account will be valued at their net asset value.

Determining the Contract Value

       The sum of the value of all Accumulation Units is the Contract Value. The number of Accumulation Units credited per each Sub-Account are determined by dividing the net amount allocated to the Sub-Account by the Accumulation Unit Value for the Sub-Account for the Valuation Period during which the Purchase Payment is received by the Company. In the event part or all of the Contract Value is surrendered or charges or deductions are made against the Contract Value, an appropriate number of Accumulation Units will be deducted.


Right to Revoke


       Unless otherwise required by state and/or federal law, the Contract Owner may revoke the Contract 10 days after receipt of the Contract and receive a refund of the Contract Value. All Individual Retirement Annuity refunds will be return of Purchase Payments. In order to revoke the Contract, it must be mailed or delivered to the Home Office of the Company at the mailing address shown on page 1 of this prospectus. Mailing or delivery must occur on or before 10 days after receipt of the Contract for revocation to be effective. In order to revoke the Contract, if it has not been received, written notice must be mailed or delivered to the Home Office of the Company at the mailing address shown on page 1 of this prospectus.


       The liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by the Company.


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Transfers


       Transfers among the Sub-Accounts for the underlying Mutual Fund options are permitted 12 times per year. The Contract Owner's value in each Sub-Account will be determined as of the date the transfer request is received in good order in the Home Office.

       Transfers may be made either in writing or, in states allowing such transfers, by telephone. This telephone exchange privilege is made available to Contract Owners automatically without the Contract Owner's election. The
Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include the following: requesting identifying information, such as name, contract number, Social Security Number, and/or personal identification number; tape recording all telephone transactions; or providing written confirmation thereof to both the Contract Owner and any agent of record, at the last address of record; or such other procedures as the Company may deem reasonable. Although the Company's failure to follow reasonable procedures may result in the Company's liability for any losses due to unauthorized or fraudulent telephone transfers, the Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine shall be borne by the Contract Owner.

       Contracts described in this prospectus may in some cases be sold to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, such firms or individuals obtain authorization from multiple Contract Owners to make transfers and exchanges among the Sub-Accounts (the underlying Mutual Funds) on the basis of perceived market trends. Because of the unusually large transfers of funds associated with some of these transactions, the ability of the Company or underlying Mutual Funds to process such transactions may be compromised, and the execution of such transactions may possibly disadvantage or work to the detriment of other Contract Owners not utilizing market timing services.

       Accordingly, the right to exchange Contract Values among the Sub-Accounts may be subject to modification if such rights are exercised by a market timing firm or any other third party authorized to initiate transfer or exchange transactions on behalf of multiple Contract Owners. THE RIGHTS OF INDIVIDUAL CONTRACT OWNERS TO EXCHANGE CONTRACT VALUES, WHEN INSTRUCTIONS ARE SUBMITTED DIRECTLY BY THE CONTRACT OWNER, OR BY THE CONTRACT OWNER'S REPRESENTATIVE OF RECORD AS AUTHORIZED BY THE EXECUTION OF A VALID NATIONWIDE LIMITED POWER OF ATTORNEY FORM, WILL NOT BE MODIFIED IN ANY WAY. In modifying such rights, the Company may, among other things, not accept (1) the transfer or exchange instructions of any agent acting under a power of attorney on behalf or more than one Contract Owner, or (2) the transfer or exchange instructions of individual Contract Owners who have executed preauthorized transfer or exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. The Company will not impose any such restrictions or otherwise modify exchange rights unless such action is reasonably intended to prevent the use of such rights in a manner that will disadvantage or potentially impair the contract rights of other Contract Owners.

Contract Ownership Provisions

       Unless otherwise provided, the Contract Owner has all rights under the Contract. IF THE PURCHASER NAMES SOMEONE OTHER THAN HIMSELF OR HERSELF AS OWNER, THE PURCHASER WILL HAVE NO RIGHTS UNDER THE CONTRACT. Prior to the Annuitization Date, the Contract Owner may name a new Contract Owner in Non-Qualified Contracts. Such change may be subject to state and federal gift taxes and may also result in federal income taxation. Any change of Contract Owner designation will automatically revoke any prior Contract Owner designation. Once proper notice of the change is received and recorded by the Company, the change will become effective as of the date the written request is recorded. A change of Owner will not apply and will not be effective with respect to any payment made or action taken by the Company prior to the time that the change was received and recorded by the Company.

       Prior to the Annuitization Date, the Contract Owner may request a change in the Annuitant, the Contingent Annuitant, Contingent Owner, Beneficiary, or Contingent Beneficiary. Such a request must be made in writing on a form acceptable to the Company and must be signed by both the Contract Owner and the person to be named as Annuitant, Contingent Annuitant, or Contingent Owner, as applicable. Such request must be received by the Company at its Home Office prior to the Annuitization Date. Any such change is subject to underwriting and approval by the Company. If the Contract Owner is not a natural person and there is a change of the Annuitant, such change shall be treated as the death of a Contract Owner and Distributions shall be made as if the Contract Owner died at the time of such change.



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


       On the Annuitization Date, the Annuitant shall become the Contract Owner.

Joint Ownership Provisions

         Where permitted by state law, joint owners must be spouses at the time joint ownership is requested. If a Joint Owner is named, the Joint Owner will possess an undivided interest in the Contract. Unless otherwise provided, the exercise of any ownership right in the Contract (including the right to surrender or partially surrender the Contract, to change the Contract Owner, the Contingent Owner, the Annuitant, the Contingent Annuitant, the Beneficiary, the Contingent Beneficiary, the Annuity Payment Option or the Annuitization Date) shall require a written request signed by both Joint Owners. The Company will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either the Owner or Joint Owner.

Contingent Ownership Provisions

       The Contingent Owner is the person who may receive certain benefits under the Contract if the Contract Owner, who is not the Annuitant, dies prior to the Annuitization Date and there is no surviving Joint Owner. If more than one Contingent Owner survives the Contract Owner, each will share equally unless otherwise specified in the Contingent Owner designation. If no Contingent Owner survives a Contract Owner and there is no surviving Joint Owner, all rights and interest of the Contingent Owner will vest in the Contract Owner's estate. If a Contract Owner, who is also the Annuitant, dies before the Annuitization Date and there is no surviving Joint Owner, then the Contingent Owner does not have any rights in the Contract; however, if the Contingent Owner is also the Beneficiary, the Contingent Owner will have all the rights of a beneficiary.

       Subject to the terms of any existing assignment, the Contract Owner may change the Contingent Owner prior to the Annuitization Date by written notice to the Company. The change will take effect upon receipt and recording by the Company at its Home Office, whether or not the Contract Owner is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of such change.

Beneficiary Provisions

       The Beneficiary is the person or persons who may receive certain benefits under the Contract in the event the Annuitant dies prior to the Annuitization Date. If more than one Beneficiary survives the Annuitant, each will share equally unless otherwise specified in the Beneficiary designation. If no Beneficiary survives the Annuitant, all rights and interest of the Beneficiary shall vest in the Contingent Beneficiary, and if more than one Contingent Beneficiary survives, each will share equally unless otherwise specified in the Contingent Beneficiary designation. If no Contingent Beneficiaries survive the Annuitant, all rights and interest of the Contingent Beneficiary will vest with the Contract Owner or the estate of the last surviving Contract Owner.

       Subject to the terms of any existing assignment, the Contract Owner may change the Beneficiary or Contingent Beneficiary during the lifetime of the Annuitant, by written notice to the Company. The change will take effect upon receipt and recording by the Company at its Home Office, whether or not the Annuitant is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of such change.

Surrender (Redemption)

       While the Contract is in force and prior to the earlier of the Annuitization Date or the death of the Designated Annuitant, the Company will, upon proper written application by the Contract Owner deemed by the Company to be in good order, allow the Contract Owner to surrender a portion or all of the Contract Value. "Proper written application" means that the Contract Owner must request the surrender in writing and include the Contract. In some cases (for example, requests by a corporation, partnership, agent, fiduciary, or surviving spouse), the Company will require additional documentation of a customary nature. The Company may require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guaranty.

       The Company will, upon receipt of any such written request, surrender a number of Accumulation Units from the Variable Account to equal the gross dollar amount requested. In the event of a partial surrender, the Company will, unless instructed to the contrary, surrender Accumulation Units from all Sub-Accounts in which the Contract Owner has an interest. The number of Accumulation Units surrendered from each Sub-Account will be in the same proportion that the Contract Owner's interest in the Sub-Accounts bears to the total Contract
Value.

       The Company will pay any funds applied for from the Variable Account within 7 days of receipt of such application in the Company's Home Office. However, the Company reserves the right to suspend or postpone



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


the date of any payment of any benefit or values for any Valuation Period (1) when the New York Stock Exchange ("Exchange") is closed, (2) when trading on the Exchange is restricted, (3) when an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or (4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (2) and (3) exist. The Contract Value on surrender may be more or less than the total of Purchase Payments made by a Contract Owner, depending on the market value of the underlying Mutual Fund shares.

Surrenders Under a Qualified Contract or Tax Sheltered Annuity Contract

       Except as provided below, the Owner may Surrender part or all of the Contract Value at any time this Contract is in force prior to the earlier of the Annuitization Date or the death of the Annuitant:

       A. The surrender of Contract Value attributable to contributions made pursuant to a salary reduction agreement (within the meaning of Code Section 402(g)(3)(A) or (C)), or transfers from a Custodial Account described in Section 403(b)(7) of the Code, may be executed only:

              1. when the Contract Owner attains age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Code Section 72(m)(7)); or

              2.     in the case of hardship (as defined for purposes of Code
                     Section 401(k)), provided that any surrender of Contract Value in the case of hardship may not include any income attributable to salary reduction contributions.

       B. The surrender limitations described in Section A. above also apply to:

              1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

              2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

              3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings, and employer contributions as of December 31, 1988 in such Custodial Accounts, may be withdrawn in the case of hardship).

       C. Any Distribution other than the above, including exercise of a contractual ten-day free look provision (when available) may result in the immediate application of taxes and penalties and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

       A premature Distribution may not be eligible for rollover treatment. To assist in preventing disqualification of a Tax Sheltered Annuity in the event of a ten-day free look, the Company will agree to transfer the proceeds to another contract which meets the requirements of Section 403(b) of the Code, upon proper direction by the Contract Owner. The foregoing is the Company's understanding of the withdrawal restrictions which are currently applicable under Code Section 401(k)(2)(B), Code Section 403(b)(11) and Revenue Ruling 90-24. Such restrictions are subject to legislative change and/or reinterpretation from time to time. Distributions pursuant to Qualified Domestic Relations Orders will not be considered to be a violation of the restrictions stated in this provision.

       The Contract surrender provisions may also be modified pursuant to the plan terms and Code tax provisions when the Contract is issued to fund a Qualified Plan.


Loan Privilege


       Prior to the Annuitization Date, the Owner of a Qualified Contract or Tax Sheltered Annuity Contract may receive a loan from the Contract Value subject to the terms of the Contract, the Plan, and the Code, which may impose restrictions on loans.


       Loans from Qualified Contracts or Tax Sheltered Annuities are available beginning 30 days after the Date of Issue. The Contract Owner may borrow a minimum of $1,000. In non-ERISA plans, for Contract Values up to $20,000, the maximum loan balance which may be outstanding at any time is 80% of the Contract Value, but not more than $10,000. If the Contract Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. For ERISA plans, the


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maximum loan balance which may be outstanding at any time is 50% of the Contract
Value, but not more than $50,000. The $50,000 limit will be reduced by the highest loan balances owed during the prior one-year period. Additional loans are subject to the Contract minimum amount. The aggregate of all loans may not exceed the Contract Value limitations stated in this provision.

       For salary reduction Tax Sheltered Annuities, loans may only be secured by the Contract Value. For loans from Qualified Contracts and other Tax Sheltered Annuities, the Company reserves the right to limit a loan to 50% of the Contract Value subject to the acceptance by the Contract Owner of the Company's loan agreement. Where permitted, the Company may require other named collateral where the loan from a Contract exceeds 50% of the Contract Value.


       All loans are made from a collateral fixed account. An amount equal to the principal amount of the loan will be transferred to the collateral fixed account. The Company will transfer to the collateral fixed account the Variable Account units from the Contract Owner's investment options in proportion to the assets in each option until the required balance is reached or all such variable units are exhausted. No withdrawal charges are deducted at the time of the loan, or on the transfer from the Variable Account to the collateral fixed account.


       Until the loan has been repaid in full, that portion of the collateral fixed account equal to the outstanding loan balance shall be credited with interest at a rate 2.25% less than the loan interest rate fixed by the Company for the term of the loan. However, the interest rate credited to the collateral fixed account will never be less than 3.0%. Specific loan terms are disclosed at the time of loan application or loan issuance.


       Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase the principal residence of the Contract Owner must be repaid within 15 years. During the loan term, the outstanding balance of the loan will continue to earn interest at an annual rate as specified in the loan agreement. Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Loan repayments will be allocated to the sub-accounts in the same manner as a Purchase Payment. Both loan repayments and Purchase Payments will be allocated to the Contract in accordance with the most current allocation, unless the Contract Owner and the Company agree otherwise on a case by case basis.

       If the Contract is surrendered while the loan is outstanding, the surrender value will be reduced by the amount of the loan outstanding plus accrued interest. If the Contract Owner/Annuitant dies while the loan is outstanding, the Death Benefit will be reduced by the amount of the loan outstanding plus accrued interest. If a Contract Owner who is not the Annuitant dies prior to Annuitization and while the loan is outstanding, the Distribution will be reduced by the amount of the loan outstanding plus accrued interest. If annuity payments start while the loan is outstanding, the Contract Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in the Code.

       If a loan payment is not made when due, interest will continue to accrue. A grace period may be available under the terms of the loan agreement. If a loan payment is not made when due, or by the end of the applicable grace period, the entire loan will be treated as a deemed Distribution, may be taxable to the borrower, and may be subject to the early withdrawal tax penalty. Interest which subsequently accrues on defaulted amounts may also be treated as additional deemed Distributions each year. Any defaulted amounts, plus accrued interest, will be deducted from the Contract when the Participant becomes eligible for a Distribution of at least that amount, and this amount may again be treated as a Distribution where required by law. Additional loans may not be available while a previous loan remains in default.


       Loans may also be subject to additional limitations or restrictions under the terms of the employer's plan. Loans permitted under this Contract may still be taxable in whole or part if the Participant has additional loans from other plans or contracts. The Company will calculate the maximum nontaxable loan based on the information provided by the Participant or the employer.

       Loan repayments must be identified as such or else they will be treated as Purchase Payments, and will not be used to reduce the outstanding loan principal or interest due. The Company reserves the right to modify the loan's term or procedures if there is a change in applicable law. The Company also reserves the right to assess a loan processing fee.

       Individual Retirement Annuities, SEP IRAs and Non-Qualified Contracts are not eligible for loans.


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

Assignment

       Where permitted, the Contract Owner may assign some or all rights under the Contract at any time during the lifetime of the Annuitant prior to the Annuitization Date. Such assignment will take effect upon receipt and recording by the Company at its Home Office of a written notice executed by the Contract Owner. The Company is not responsible for the validity or tax consequences of any assignment. The Company shall not be liable as to any payment or other settlement made by the Company before recording of the assignment. Where necessary for the proper administration of the terms of the Contract, an assignment will not be recorded until the Company has received sufficient direction from the Contract Owner and assignee as to the proper allocation of Contract rights under the assignment.


       If this Contract is a Non-Qualified Contract, any portion of the Contract Value, which is pledged or assigned, shall be treated as a Distribution and shall be included in gross income to the extent that the cash value exceeds the investment in the Contract for the taxable year in which it was pledged or assigned. In addition, any Contract Values assigned may, under certain conditions, be subject to a tax penalty equal to 10% of the amount which is included in gross income. All rights in this Contract are personal to the Contract Owner and may not be assigned without written consent of the Company. Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the Contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect. Individual Retirement Annuities, SEP IRAs, Tax Sheltered Annuities, and Qualified Contracts, may not be assigned, pledged or otherwise transferred except under such conditions as may be allowed by law.

Contract Owner Services

       Asset Rebalancing- The Contract Owner may direct the automatic reallocation of Contract Values to the underlying Mutual Fund options on a predetermined percentage basis every three months or based on another frequency as authorized by the Company. If the last day of the three month period falls on a Saturday, Sunday, recognized holiday or any other day when the New York Stock Exchange is closed, the Asset Rebalancing exchange will occur on the first business day after that day. An Asset Rebalancing request must be in writing on a form provided by the Company. The Contract Owner may want to contact a financial adviser in order to discuss the use of Asset Rebalancing in his or her Contract.

       Contracts issued to a Qualified Plan or a Tax Sheltered Annuity Plan as defined by the Code may have superseding plan restrictions with regard to the frequency of fund exchanges and underlying Mutual Fund options.

       The Company reserves the right to discontinue offering Asset Rebalancing upon 30 days' written notice; such discontinuation will not affect Asset Rebalancing programs which have already commenced. The Company also reserves the right to assess a processing fee for this service.

       Dollar Cost Averaging- The Contract Owner may direct the Company to automatically transfer a specified amount from the Money Market Fund Sub-Account or Limited Maturity Bond Portfolio Sub-Account to any other Sub-Account within the Variable Account on a monthly basis or as frequently as otherwise authorized by the Company. This service is intended to allow the Contract Owner to utilize Dollar Cost Averaging, a long-term investment program which provides for regular, level investments over time. The Company makes no guarantees that Dollar Cost Averaging will result in a profit or protect against loss in a declining market. The minimum monthly Dollar Cost Averaging transfer is $100. A written election of this service, on a form provided by the Company, must be completed by the Contract Owner in order to begin transfers. Once elected, transfers from the Money Market Fund Sub-Account or Limited Maturity Bond Portfolio Sub-Account will be processed monthly or on another approved frequency until either the value in the Money Market Fund Sub-Account or Limited Maturity Bond Portfolio Sub-Account is completely depleted or the Contract Owner instructs the Company in writing to cancel the transfers.

       The Company reserves the right to discontinue offering Dollar Cost Averaging upon 30 days' written notice; such discontinuation will not affect Dollar Cost Averaging programs which have already commenced. The Company also reserves the right to assess a processing fee for this service.

       Systematic Withdrawals- A Contract Owner may elect in writing on a form provided by the Company to take Systematic Withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. The Company will process the withdrawals as directed by surrendering on a pro-rata basis Accumulation Units from all Sub-Accounts in which the Contract Owner has an interest. Each Systematic Withdrawal is subject to federal income taxes on the taxable portion. Unless directed by the Contract Owner,



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the Company will withhold federal income taxes from each Systematic Withdrawal.
In addition, the Internal Revenue Service may assess a 10% federal penalty tax on Systematic Withdrawals if the Contract Owner is under age 59 1/2. Unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments, the Systematic Withdrawals may be discontinued at any time by notifying the Company in writing

       The Company reserves the right to discontinue offering Systematic Withdrawals upon 30 days' written notice; such discontinuation will not affect any Systematic Withdrawal programs already commenced. The Company also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available prior to the expiration of the ten day free look provision of the Contract or of applicable state/federal law.

          ANNUITY PAYMENT PERIOD, DEATH BENEFIT AND OTHER DISTRIBUTIONS

Annuity Commencement Date

       An Annuity Commencement Date will be selected. Such date must be the first day of a calendar month or any other agreed upon date and must be at least 2 years after the Date of Issue. In the event the Contract is issued subject to the terms of a Qualified Plan or Tax Sheltered Annuity Plan, Annuitization may occur during the first 2 years subject to approval by the Company.

Change in Annuity Commencement Date

       If the Contract Owner requests in writing, and the Company approves the request, the Annuity Commencement Date may be changed. The new date must comply with the Annuity Commencement Date provisions above.

Annuity Payment Period-Variable Account


       At the Annuitization Date, the Contract Value is applied to the Annuity Payment Option elected and the amount of the first such payment shall be determined in accordance with the Annuity Table in the Contract.

       Subsequent Variable Annuity payments vary in amount in accordance with the investment performance of the Variable Account. The dollar amount of the first annuity payment determined as above is divided by the value of an Annuity Unit as of the Annuitization Date to establish the number of Annuity Units representing each monthly annuity payment. This number of Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent payments is not predetermined and may change from month to month. The dollar amount of each subsequent payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value for the Valuation Period in which the payment is due. The Company guarantees that the dollar amount of each payment after the first will not be affected by variations in mortality experience from mortality assumptions used to determine the first payment.

Value of an Annuity Unit

       The value of an Annuity Unit was arbitrarily set initially at $10 when the first underlying Mutual Fund shares were purchased. The value of an Annuity Unit for a Sub-Account for any subsequent Valuation Period is determined by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the Annuity Tables contained in the Contracts (see "Net Investment Factor").

Assumed Investment Rate


       A 3.5% assumed investment rate is built into the Annuity Tables contained in the Contracts. A higher assumption would mean a higher initial payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual investment rate is at the annual rate of 3.5%, the annuity payments will be level.


Frequency and Amount of Annuity Payments

       Annuity payments will be paid as monthly installments. However, if the net amount available to apply under any Annuity Payment Option is less than $5,000, the Company shall have the right to pay such amount in one lump sum in lieu of the payments otherwise provided for. In addition, if the payments provided for would be or become less than $50, the Company shall have the right to change the frequency of payments to such


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intervals as will result in payments of at least $50. In no event will the
Company make payments under an annuity option less frequently than annually.

Change in Form of Annuity

       The Contract Owner may, upon prior written notice to the Company, at any time prior to the Annuitization Date, elect one of the Annuity Payment Options.

Annuity Payment Options

       Any of the following Annuity Payment Options may be elected:


       Option 1-Life Annuity-An annuity payable periodically, but at least annually, during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant. IT WOULD BE POSSIBLE UNDER THIS OPTION FOR THE ANNUITANT TO RECEIVE ONLY ONE ANNUITY PAYMENT IF HE OR SHE DIED BEFORE THE SECOND ANNUITY PAYMENT DATE, TWO ANNUITY PAYMENTS IF HE OR SHE DIED BEFORE THE THIRD ANNUITY PAYMENT DATE, AND SO ON.

       Option 2-Joint and Last Survivor Annuity-An annuity payable periodically, but at least annually, during the joint lifetimes of the Annuitant and designated second person and continuing thereafter during the lifetime of the survivor. AS IS THE CASE UNDER OPTION 1 ABOVE, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.


       Option 3-Life Annuity With 120 or 240 Monthly Payments Guaranteed-An annuity payable monthly during the lifetime of the Annuitant with the guarantee that if at the death of the Annuitant payments have been made for fewer than 120 or 240 months, as selected, payments will be made as follows:


       (1) If the Annuitant is the payee, any guaranteed annuity payments will be continued during the remainder of the selected period to such recipient as chosen by the Annuitant at a time the Annuity Payment Option was selected. In the alternative, the recipient may, at any time, elect to have the present value of the guaranteed number of annuity payments remaining paid in a lump sum as specified in section (2) below.

       (2) If someone other than the Annuitant is the payee, the present value, computed as of the date on which notice of death is received by the Company at its Home Office, of the guaranteed number of annuity payments remaining after receipt of such notice and to which the deceased would have been entitled had he or she not died, computed at the Assumed Investment Rate effective in determining the Annuity Tables, shall be paid in a lump sum.


       Some of the stated Annuity Options may not be available in all states. The Owner may request an alternative non-guaranteed option by giving notice in writing prior to Annuitization. If such a request is approved by the Company, it will be permitted under the Contract.


       If the Contract Owner of a Non-Qualified Contract fails to elect an Annuity Payment Option, no distribution will be made until an effective Annuity Payment Option has been elected. Qualified Plan Contracts, Individual Retirement Annuities, SEP IRAs, or Tax Sheltered Annuities are subject to the minimum Distribution requirements set forth in the Plan, Contract, or Code.

Death of Contract Owner Provisions - Non-Qualified Contracts

       For Non-Qualified Contracts, if the Contract Owner and the Annuitant are not the same person and such Contract Owner dies prior to the Annuitization Date, then the Joint Owner, if any, becomes the new Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the new Contract Owner. If there is no surviving Contingent Owner, the last surviving Contract Owner's estate becomes the Contract Owner. The entire interest in the Contract Value, less any applicable deductions (which may include a Contingent Deferred Sales Charge), must be distributed in accordance with the "Required Distribution Provisions- Non-Qualified Contracts" provisions.

Death of the Annuitant Provisions - Non-Qualified Contracts

       If the Contract Owner and Annuitant are not the same person, and the Annuitant dies prior to the Annuitization Date, a Death Benefit will be payable to the Beneficiary, the Contingent Beneficiary, the Contract Owner, or the last surviving Contract Owner's estate, as specified in the "Beneficiary Provisions", unless there is a surviving Contingent Annuitant. In such case, the Contingent Annuitant becomes the Annuitant and no Death Benefit is payable.



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       The Beneficiary may elect to receive such Death Benefits in the form of:
(1) a lump sum distribution; (2) election of an annuity payout; or (3) any distribution that is permitted under state and federal regulations and is acceptable by the Company. Such election must be received by the Company within 60 days of the Annuitant's death.

       If the Annuitant dies after the Annuitization Date, any benefit that may be payable shall be paid according to the selected Annuity Payment Option.

Death of the Contract Owner/Annuitant Provisions

       If any Contract Owner and Annuitant are the same person, and such person dies before the Annuitization Date, a Death Benefit will be payable to the Beneficiary, the Contingent Beneficiary, the Contract Owner, or the last surviving Contract Owner's estate, as specified in the Beneficiary Provisions and in accordance with the appropriate "Required Distributions Provisions."

       If the Annuitant dies after the Annuitization Date, any benefit that may be payable shall be paid according to the selected Annuity Payment Option.

Death Benefit Payment Provisions

       The value of the Death Benefit will be determined as of the Valuation Date coincident with or next following the date the Company receives in writing at the Home Office the following three items: (1) proper proof of the Annuitant's death; (2) an election specifying the distribution method; and (3) any applicable state required form(s).

       If the Annuitant dies prior to his 86th birthday the dollar amount of the death benefit will be the greater of: (1) the Contract Value; or, (2) the sum of all purchase payments, less any amounts surrendered, or (3) the Contract Value as of the most recent five-year Contract Anniversary, less any amounts surrendered since the most recent five-year Contract Anniversary.

       If the Contract Owner has (1) requested an Annuity Commencement Date later than the first day of the calendar month after the Annuitant's 86th birthday; (2) the Company has approved the request; and (3) the Annuitant dies on or after his or her 86th birthday; the dollar amount of the death benefit will be equal to the Contract Value.

       If the Annuitant dies after the Annuitization Date, any payment that may be payable will be determined according to the selected Annuity Payment Option.

Required Distribution Provisions For Non-Qualified Contracts

       Upon the death of any Contract Owner or Joint Owner (including an Annuitant who becomes the Owner of the Contract on the Annuitization Date) (each of the foregoing "a deceased Owner"), certain distributions for Non-Qualified Contracts, are required by Section 72(s) of the Code. Notwithstanding any provision of the Contract to the contrary, the following distributions shall be made in accordance with such requirements:

       1. If any deceased Owner dies on or after the Annuitization Date and before the entire interest under the Contract has been distributed, then the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution in effect as of the date of such deceased Owner's death.

       2. If any deceased Owner dies prior to the Annuitization Date, then the entire interest in the Contract (consisting of either the Death Benefit or the Contract Value reduced by certain charges as set forth elsewhere in the Contract) shall be distributed within 5 years of the death of the deceased Owner, provided however:

              (a) If any portion of such interest is payable to or for the benefit of a natural person who is a surviving Contract Owner, Contingent Owner, Joint Owner, Annuitant, Contingent Annuitant, Beneficiary, or Contingent Beneficiary as the case may be (each a "designated beneficiary"), such portion may, at the election of the designated beneficiary, be distributed over the life of such designated beneficiary, or over a period not extending beyond the life expectancy of such designated beneficiary, provided that payments begin within one year of the date of the deceased Owner's death (or such longer period as may be permitted by federal income tax regulations), and

              (b) If the designated beneficiary is the surviving spouse of the deceased Owner, such spouse may elect to become the Owner of this Contract, in lieu of a Death Benefit, and the distributions required under these distribution rules will be made upon the death of such spouse.

       In the event that this Contract is owned by a person that is not a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions, (i) the death of the Annuitant shall be treated as the death of any



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Owner, (ii) any change of the Annuitant shall be treated as the death of any
Owner, and (iii) in either case the appropriate distribution required under these distribution rules shall be made upon such death or change, as the case may be. The Annuitant is the primary annuitant as defined in Section 72(s)(6)(B) of the Code.

       These distribution provisions shall not be applicable to any Contract that is not required to be subject to the provisions of 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule (including Tax Sheltered Annuities, Individual Retirement Annuities, Qualified Plans and SEP IRAs).

       Upon the death of a "deceased Owner", the designated beneficiary must elect a method of distribution which complies with these above distribution provisions and which is acceptable to the Company. Such election must be received by the Company within 60 days of the deceased Owner's death.


Required Distributions for Qualified Plans or Tax Sheltered Annuities


       The entire interest of an Annuitant under a Qualified Contract or Tax Sheltered Annuity Contract will be distributed in a manner consistent with the Minimum Distribution and Incidental Benefit (MDIB) provisions of Section 401(a)(9) of the Code and applicable regulations and will be paid, notwithstanding anything else contained herein, to the Annuitant under the Annuity Payments Option selected, over a period not exceeding:

       A. the life of the Annuitant or the lives of the Annuitant and the Annuitant's designated beneficiary under the selected Annuity Payment Option; or

       B. a period not extending beyond the life expectancy of the Annuitant or the life expectancy of the Annuitant and the Annuitant's designated beneficiary under the selected annuity Payment Option.

       For Tax Sheltered Annuity Contracts, no Distributions will be required from this Contract if Distributions otherwise required from this Contract are being withdrawn from another Tax Sheltered Annuity Contract of the Annuitant.

       If the Annuitant's entire interest in a Qualified Plan or Tax Sheltered Annuity is to be distributed in equal or substantially equal payments over a period described in (A) or (B), above, such payments will commence no later than
(i) the first day of April following the calendar year in which the Annuitant attains age 70 1/2 or (ii) when the Annuitant retires, whichever is later (the "required beginning date"). However, provision (ii) does not apply to any employee who is a 5% Owner (as defined in Section 416 of the Code) with respect to the plan year ending in the calendar year in which the employee attains the age of 70 1/2.

       If the Annuitant dies prior to the commencement of his or her Distribution, the interest in the Qualified Contract or Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs unless:

       (a) the Annuitant names his or her surviving spouse as the Beneficiary and such spouse elects to receive Distribution of the account in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Annuitant would have attained age 70 1/2; or

       (b) the Annuitant names a Beneficiary other than his or her surviving spouse and such Beneficiary elects to receive a Distribution of the account in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Annuitant dies.

       If the Annuitant dies after Distribution has commenced, Distribution must continue at least as rapidly as under the schedule being used prior to his or her death.

       Payments commencing on the required beginning date will not be less than the lesser of the quotient obtained by dividing the entire interest of the Annuitant by the life expectancy of the Annuitant, or the joint and last survivor expectancy of the Annuitant and the Annuitant's designated beneficiary (if the Annuitant dies prior to the required beginning date) or the beneficiary under the selected Annuity Payment Option (if the Annuitant dies after the required beginning date) whichever is applicable under the applicable minimum distribution or MDIB provisions. Life expectancy and joint and last survivor expectancy are computed by the use of return multiples contained in Section 1.72-9 of the Treasury Regulations.

       If the amounts distributed to the Annuitant are less than those mentioned above, penalty tax of 50% is levied on the excess of the amount that should have been distributed for that year over the amount that actually was distributed for that year.



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Required Distributions for Individual Retirement Annuities and SEP IRAs

       Distribution from an Individual Retirement Annuity must begin not later than April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. Distribution may be accepted in a lump sum or in substantially equal payments over: (a) the Owner's life or the lives of the Owner and his or her spouse or designated beneficiary, or (b) a period not extending beyond the life expectancy of the Owner or the joint life expectancy of the Owner and the Owner's designated beneficiary.


       If the Owner dies prior to the commencement of his or her Distribution, the interest in the Individual Retirement Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

       (a) The Owner names his or her surviving spouse as the Beneficiary and such spouse elects to:

              (i) treat the annuity as an Individual Retirement Annuity established for his or her benefit; or

              (ii) receive Distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Owner would have attained age 70 1/2; or

       (b) The Owner names a Beneficiary other than his or her surviving spouse and such Beneficiary elects to receive a Distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Owner dies.


       No Distribution will be required from this Contract if Distributions otherwise required from this Contract are being withdrawn from another Individual Retirement Annuity or Individual Annuity Account of the Contract Owner.

       If the Owner dies after Distribution has commenced, Distribution must continue at least as rapidly as under the schedule being used prior to his or her death, except that a surviving spouse who is the beneficiary under the Annuity Payment Option, may treat the Contract as his or her own, in the same manner as is described in section (a)(i) of this provision.

       If the amounts distributed to the Contract Owner are less than those mentioned above, penalty tax of 50% is levied on the excess of the amount that should have been distributed for that year over the amount that actually was distributed for that year.

       A pro-rata portion of all Distributions will be included in the gross income of the person receiving the Distribution and taxed at ordinary income tax rates. The portion of the Distribution which is taxable is based on the ratio between the amount by which non-deductible Purchase Payments exceed prior non-taxable Distributions and total account balances at the time of the Distribution. The Owner of an Individual Retirement Annuity must annually report the amount of non-deductible Purchase Payments, the amount of any Distribution, the amount by which non-deductible Purchase Payments for all years exceed non-taxable Distributions for all years, and the total balance of all Individual Retirement Annuities.


       Individual Retirement Annuity Distributions will not receive the benefit of the tax treatment of a lump sum Distribution from a Qualified Plan. If the Owner dies prior to the time Distribution of his or her interest in the annuity is completed, the balance will also be included in his or her gross estate.


       Simplified Employee Pensions (SEPs) and Salary Reduction Simplified Employee Pensions (SAR SEPs), described in Section 408(k) of the Code, are taxed in a manner similar to IRAs, and are subject to similar distribution requirements as IRAs. SAR SEPs cannot be established after 1996.


Generation-Skipping Transfers

       The Company may determine whether the Death Benefit or any other payment constitutes a direct skip as defined in Section 2612 of the Code, and the amount of the tax on the generation-skipping transfer resulting from such direct skip. If applicable, such payment will be reduced by any tax the Company is required to pay by Section 2603 of the Code.

       A direct skip may occur when property is transferred to or a Death Benefit is paid to an individual two or more generations younger than the Contract Owner.


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                           FEDERAL TAX CONSIDERATIONS


Federal Income Taxes


       The Company does not make any guarantee regarding the tax status for any Contract or any transaction involving the Contracts. Contract Owners should consult a financial consultant, legal counsel or tax advisor to discuss in detail the taxation and the use of the Contracts.

       Section 72 of the Code governs federal income taxation of annuities in general. That section sets forth different rules for: (1) Qualified Contracts;
(2) Individual Retirement Annuities, including SEP IRAs; (3) Tax Sheltered Annuities; and (4) Non-Qualified Contracts. Each type of annuity is discussed below.

       Distributions to participants from Qualified Contracts or Tax Sheltered Annuities are generally taxed when received. A portion of each Distribution is excludable from income based on the ratio between the after tax investment of the Owner/Annuitant in the Contract and the value of the Contract at the time of the withdrawal or Annuitization.

       Distributions from Individual Retirement Annuities and Contracts owned by Individual Retirement Accounts are generally taxed when received. The portion of each such payment which is excludable is based on the ratio between the amount by which nondeductible Purchase Payments to all such Contracts exceeds prior non-taxable Distributions from such Contracts, and the total account balances in such Contracts at the time of the Distribution. The Owner of such Individual Retirement Annuities or the Annuitant under Contracts held by Individual Retirement Accounts must annually report to the Internal Revenue Service the amount of nondeductible Purchase Payments, the amount of any Distribution, the amount by which nondeductible Purchase Payments for all years exceed non-taxable Distributions for all years, and the total balance in all Individual Retirement Annuities and Accounts.

       A change of the Annuitant or Contingent Annuitant may be treated by the Internal Revenue Service as a taxable transaction.


Non-Qualified Contracts - Natural Persons as Owners


       The rules applicable to Non-Qualified Contracts provide that a portion of each annuity payment received is excludable from taxable income based on the ratio between the Contract Owner's investment in the Contract and the expected return on the Contract until the investment has been recovered; thereafter the entire amount is includable in income. The maximum amount excludable from income is the investment in the Contract. If the Annuitant dies prior to excluding from income the entire investment in the Contract, the Annuitant's final tax return may reflect a deduction for the balance of the investment in the Contract.

       Distributions made from the Contract prior to the Annuitization Date are taxable to the Contract Owner to the extent that the cash value of the Contract exceeds the Contract Owner's investment at the time of the Distribution. Distributions, for this purpose, include partial surrenders, dividends, loans, or any portion of the Contract which is assigned or pledged; or for Contracts issued after April 22, 1987, any portion of the Contract transferred by gift. For these purposes, a transfer by gift may occur upon Annuitization if the Contract Owner and the Annuitant are not the same individual. In determining the taxable amount of a Distribution, all annuity contracts issued after October 21, 1988, by the same company to the same contract owner during any 12 month period, will be treated as one annuity contract. Additional limitations on the use of multiple contracts may be imposed by Treasury Regulations. Distributions prior to the Annuitization Date with respect to that portion of the Contract invested prior to August 14, 1982, are treated first as a recovery of the investment in the Contract as of that date. A Distribution in excess of the amount of the investment in the Contract as of August 14, 1982, will be treated as taxable income.

       The Tax Reform Act of 1986 has changed the tax treatment of certain Non-Qualified Contracts held by entities other than individuals. Such entities are taxed currently on the earnings on the Contract which are attributable to contributions made to the Contract after February 28, 1986. There are exceptions for immediate annuities and certain Contracts owned for the benefit of an individual. An immediate annuity, for purposes of this discussion, is a single premium Contract on which payments begin within one year of purchase. If this Contract is issued as the result of an exchange described in Section 1035 of the Code, for purposes of determining whether the Contract is an immediate annuity, it will generally be considered to have been purchased on the purchase date of the contract given up in the exchange.

       Code Section 72 also provides for a penalty tax, equal to 10% of the portion of any Distribution that is includable in gross income, if such Distribution is made prior to attaining age 59 1/2. The penalty tax does not



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apply if the Distribution is attributable to the Contract Owner's death, disability or one of a series of substantially equal periodic payments made over the life or life expectancy of the Contract Owner (or the joint lives or joint life expectancies of the Contract Owner and the beneficiary selected by the Contract Owner to receive payment under the Annuity Payment Option selected by the Contract Owner) or for the purchase of an immediate annuity, or is allocable to an investment in the Contract before August 14, 1982. A Contract Owner wishing to begin taking Distributions to which the 10% tax penalty does not apply should forward a written request to the Company. Upon receipt of a written request from the Contract Owner, the Company will inform the Contract Owner of the procedures pursuant to Company policy and subject to limitations of the Contract including but not limited to first year withdrawals. Such election shall be irrevocable and may not be amended or changed.

       In order to qualify as an annuity contract under Section 72 of the Code, the contract must provide for Distribution of the entire contract to be made upon the death of a Contract Owner. If a Contract Owner dies prior to the Annuitization Date, then the Joint Contract Owner, the Contingent Owner or other named recipient must receive the Distribution within 5 years of the Contract Owner's death. However, the recipient may elect for payments to be made over his/her life or life expectancy provided that such payments begin within one year from the death of the Contract Owner. If the Joint Contract Owner, Contingent Owner or other named recipient is the surviving spouse, such spouse may be treated as the Contract Owner and the Contract may be continued throughout the life of the surviving spouse. In the event the Contract Owner dies on or after the Annuitization Date and before the entire interest has been distributed, the remaining portion must be distributed at least as rapidly as under the method of Distribution being used as of the date of the Contract Owner's death (see "Required Distribution For Qualified Plans and Tax Sheltered Annuities"). If the Contract Owner is not an individual, the death of the Annuitant (or a change in the Annuitant) will result in a Distribution pursuant to these rules, regardless of whether a Contingent Annuitant is named.

       The Code requires that any election to receive an annuity rather than a lump sum payment must be made within 60 days after the lump sum becomes payable (generally, the election must be made within 60 days after the death of an Owner or the Annuitant). If the election is made more than 60 days after the lump sum first becomes payable, the election would be ignored for tax purposes, and the entire amount of the lump sum would be subject to immediate tax. If the election is made within the 60 day period, each Distribution would be taxable when it is paid.

Non-Qualified Contracts - Non-Natural Persons as Owners

       The foregoing discussion of the taxation of Non-Qualified Contracts applies to Contracts owned (or, pursuant to Section 72(u) of the Code, deemed to be owned) by individuals; it does not apply to Contracts where one or more non-individuals is an Owner.

       As a general rule, contracts owned by corporations, partnerships, trusts, and similar entities ("Non-Natural Persons"), rather than by one or more individuals, are not treated as annuity contracts for most purposes under the Code; in particular, they are not treated as annuity contracts for purposes of
Section 72. Therefore, the taxation rules for Distributions, as described above, do not apply to Non-Qualified Contracts owned by Non-Natural Persons.
Rather, the following rules will apply:

       The income earned under a Non-Qualified Contract that is owned by a Non-Natural Person is taxed as ordinary income during the taxable year that it is earned, and is not deferred, even if the income is not distributed out of the Contract to the Owner.

       The foregoing Non-Natural Person rule does not apply to all entity-owned contracts. First, for this purpose, a Contract that is owned by a Non-Natural Person as an agent for an individual is treated as owned by the individual. This exception does not apply, however, to a Non-Natural Person who is an employer that holds the Contract under a non-qualified deferred compensation arrangement for one or more employees.

       The Non-Natural Person rules also do not apply to a Contract that is (a) acquired by the estate of a decedent by reason of the death of the decedent; (b) issued in connection with certain qualified retirement plans and individual retirement plans; (c) used in connection with certain structured settlements;
(d) purchased by an employer upon the termination of certain qualified retirement plans; or (e) an immediate annuity.

Qualified Plans, Individual Retirement Annuities, SEP IRAs and Tax Sheltered Annuities

       The Contract may be purchased as a Qualified Contract, an Individual Retirement Annuity, SEP IRA, or a Tax Sheltered Annuity. The Contract Owner should seek competent advice as to the tax consequences associated with the use of a Contract as an Individual Retirement Annuity.

                                   34 of 112

       For information regarding eligibility, limitations on permissible amounts of Purchase Payments, and the tax consequences of distributions from Qualified Plans, Tax Sheltered Annuities, Individual Retirement Annuities, SEP IRAs and other plans that receive favorable tax treatment, the purchasers of such contracts should seek competent advice. The terms of such plans may limit the rights available under the Contracts.

       Pursuant to Section 403(b)(1)(E) Code, a Contract that is issued as a Tax-Sheltered Annuity is required to limit the amount of the Purchase Payment for any year to an amount that does not exceed the limit set forth in Section 402(g) of the Code ($7,000), as it is from time to time increased to reflect increases in the cost of living. This limit may be reduced by any deposits, contributions or payments made to any other Tax-Sheltered Annuity or other plan, contract or arrangement by or on behalf of the Owner.

       The Code permits the rollover of most Distributions from Qualified Plans to other Qualified Plans or Individual Retirement Annuities. Most Distributions from Tax-Sheltered Annuities may be rolled into another Tax-Sheltered Annuity, Individual Retirement Annuity, or an Individual Retirement Account. Distributions that may not be rolled over are those which are:

       1. one of a series of substantially equal annual (or more frequent) payments made: (a) over the life (or life expectancy) of the Contract Owner, (b) over the joint lives (or joint life expectancies) of the Contract Owner and the Contract Owner's designated Beneficiary, or (c) for a specified period of ten years or more, or

       2.     a required minimum distribution.

         Any Distribution eligible for rollover will be subject to federal tax withholding at a rate of twenty percent (20%) unless the Distribution is transferred directly to an appropriate plan as described above.

       The Contract is available for Qualified Plans electing to comply with section 404(c) of ERISA. It is the responsibility of the plan and its fiduciaries to determine and satisfy the requirements of section 404(c).

       Individual Retirement Accounts and Individual Retirement Annuities may not provide life insurance benefits. If the Death Benefit exceeds the greater of the cash value of the Contract or the sum of all Purchase Payments (less any surrenders), it is possible the Internal Revenue Service could determine that the Individual Retirement Account or Individual Retirement Annuity did not qualify for the desired tax treatment.

Withholding

       The Company is required to withhold tax from certain Distributions to the extent that such Distribution would constitute income to the Contract Owner or other payee. The Contract Owner or other payee is entitled to elect not to have federal income tax withheld from any such Distribution, but may be subject to penalties in the event insufficient federal income tax is withheld during a calendar year. However, if the Internal Revenue Service notifies the Company that the Contract Owner or other payee has furnished an incorrect taxpayer identification number, or if the Contract Owner or other payee fails to provide a taxpayer identification number, the Distributions may be subject to back-up withholding at the statutory rate, which is presently 31%, and which cannot be waived by the Contract Owner or other payee.

Non-Resident Aliens

       Distributions to nonresident aliens (NRAs) are generally subject to federal income tax and tax withholding, at a statutory rate of thirty percent (30%) of the amount of income that is distributed. The Company may be required to withhold such amount from the Distribution and remit it to the Internal Revenue Service. Distributions to certain NRAs may be subject to lower, or in certain instances, zero tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to the Company sufficient proof of his or her residency and citizenship in the form and manner prescribed by the Internal Revenue Service. In addition, for any Distribution made after December 31, 1997, the NRA must obtain an Individual Taxpayer Identification Number from the Internal Revenue Service, and furnish that number to the Company prior to the Distribution. If the Company does not have the proper proof of citizenship or residency and (for Distributions after December 31, 1997) a proper Individual Taxpayer Identification Number prior to any Distribution, the Company will be required to withhold 30% of the income, regardless of any treaty provision.

         A payment may not be subject to withholding where the recipient sufficiently establishes to the Company that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includable in the recipient's gross income for United States federal

                                   35 of 112
income tax purposes. Any such Distributions will be subject to the rules set forth in the section entitled "Withholding."

Federal Estate, Gift, and Generation Skipping Transfer Taxes

       A transfer of the Contract from one Contract Owner to another, or the payment of a Distribution under the Contract to someone other than a Contract Owner, may constitute a gift for federal gift tax purposes. Upon the death of the Contract Owner, the value of the Contract may be included in his or her gross estate, even if a all or a portion of the value is also subject to federal income taxes.

       The Company may be required to determine whether the Death Benefit or any other payment or Distribution constitutes a "direct skip" as defined in Section 2612 of the Code, and the amount of the generation skipping transfer tax, if any, resulting from such direct skip. A direct skip may occur when property is transferred to, or a Death Benefit or other Distribution is made to (a) an individual who is two or more generations younger than the Owner; or (b) certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the Owner). If the Owner is not an individual, then for this purpose only, "Owner" refers to any person who would be required to include the Contract, Death Benefit, Distribution, or other payment in his federal gross estate at his death, or who is required to report the transfer of the Contract, Death Benefit, Distribution, or other payment for federal gift tax purposes.

       If the Company determines that a generation skipping transfer tax is required to be paid by reason of such direct skip, the Company is required to reduce the amount of such Death Benefit, Distribution, or other payment by such tax liability, and pay the tax liability directly to the Internal Revenue Service.

       Federal estate, gift and generation skipping transfer tax consequences, and state and local estate, inheritance, succession, generation skipping transfer, and other tax consequences, of owning or transferring a Contract, and of receiving a Distribution, Death Benefit, or other payment, depend on the circumstances of the person owning or transferring the Contract, or receiving a Distribution, Death Benefit, or other payment.


Charge for Tax Provisions

       The Company is no longer required to maintain a capital gain reserve liability on Non-Qualified Contracts since capital gains attributable to assets held in the Company's Variable Account for such Contracts are not taxable to the Company. However, the Company reserves the right to implement and adjust the tax charge in the future, if the tax laws change.

Diversification

       The Internal Revenue Service has promulgated regulations under Section 817(h) of the Code relating to diversification standards for the investments underlying a variable annuity contract. The regulations provide that a variable annuity contract which does not satisfy the diversification standards will not be treated as an annuity contract, unless the failure to satisfy the regulations was inadvertent, the failure is corrected, and the Owner or the Company pays an amount to the Internal Revenue Service. The amount will be based on the tax that would have been paid by the Owner if the income, for the period the contract was not diversified, had been received by the Owner. If the failure to diversify is not corrected in this manner, the Owner of an annuity contract will be deemed the Owner of the underlying securities and will be taxed on the earnings of his or her account. The Company believes, under its interpretation of the Code and regulations thereunder, that the investments underlying this Contract meet these diversification standards.

       Representatives of the Internal Revenue Service have suggested, from time to time, that the number of underlying Mutual Funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of underlying Mutual Funds, transfers between underlying Mutual Funds, exchanges of underlying Mutual Funds or changes in investment objectives of underlying Mutual Funds such that the Contract would no longer qualify as an annuity under Section 72 of the Code, the Company will take whatever steps are available to remain in compliance.


Tax Changes

         In the recent past, the Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the Contracts. It

                                   36 of 112
is reasonable to believe that such proposals, and other proposals will be considered in the future, and some of them may be enacted into law. In addition, the Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be in variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the Contract.

         The foregoing discussion, which is based on the Company's understanding of federal tax laws as they are currently interpreted by the Internal Revenue Service, is general and is not intended as tax advice. Statutes, regulations, and rulings are subject to interpretation by the courts. The courts may determine that a different interpretation than the currently favored interpretation is appropriate, thereby changing the operation of the rules that are applicable to annuity contracts.

         Any of the foregoing may change from time to time without any notice, and the tax consequences arising out of a Contract may be changed retroactively. There is no way of predicting whether, when, and to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

THE FOREGOING IS A GENERAL EXPLANATION AS TO CERTAIN TAX MATTERS PERTAINING TO ANNUITY CONTRACTS. IT IS NOT INTENDED TO BE LEGAL OR TAX ADVICE, AND SHOULD NOT TAKE THE PLACE OF YOUR INDEPENDENT LEGAL, TAX AND/OR FINANCIAL ADVISOR.


                               GENERAL INFORMATION


Contract Owner Inquiries

       Contract Owner inquiries may be directed to Nationwide Life and Annuity Insurance Company by writing P.O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-848-6331, TDD 1-800-238-3035.


Statements and Reports

       The Company will mail to Contract Owners, at their last known address of record, any statements and reports required by applicable law. Contract Owners should therefore give the Company prompt notice of any address change. The Company will send a confirmation statement to Contract Owners each time a transaction is made affecting the Owners' Variable Account Contract Value, such as making additional Purchase Payments, transfers, exchanges or withdrawals. Quarterly statements are also mailed detailing the Contract activity during the calendar quarter. Instead of receiving an immediate confirmation of transactions made pursuant to some types of periodic payment plan (such as a dollar cost averaging program) or salary reduction arrangement, the Contract Owner may receive confirmation of such transactions in their quarterly statements. The Contract Owner should review the information in these statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Owner's Contract. The Company will assume all transactions are accurately reported on quarterly statements or confirmation statements unless the Contract Owner notifies the Company otherwise within 30 days after receipt of the statement. The Company will also send to Contract Owners each year an annual report and a semi-annual report containing financial statements for the Variable Account, as of December 31 and June 30, respectively.

Advertising

       A "yield" and "effective yield" may be advertised for the Nationwide Separate Account Trust Money Market Fund Sub-Account. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Sub-Account's units. Yield is an annualized figure, which means that it is assumed that the Sub-Account generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the Securities and Exchange Commission. The effective yield will be slightly higher than yield due to this compounding effect.

       The Company may also from time to time advertise the performance of a Sub-Account of the Variable Account relative to the performance of other variable annuity sub-accounts or underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the Sub-Accounts may be compared include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; CDs; bank money market deposit accounts and passbook savings; and the Consumer Price Index.

                                   37 of 112

       The Sub-Accounts of the Variable Account may also be compared to certain market indexes, which may include, but are not limited to: S&P 500; Shearson/Lehman Intermediate Government/Corporate Bond Index; Shearson/Lehman Long-Term Government/Corporate Bond Index; Donoghue Money Fund Average; U.S. Treasury Note Index; Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and Dow Jones Industrial Average.


       Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to:
Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's, magazines such as Money, Forbes, Kiplinger's Personal Finance Magazine, Financial World, Consumer Reports, Business Week, Time, Newsweek, National Underwriter, U.S. News and World Report; rating services such as LIMRA, Value, Best's Agent Guide, Western Annuity Guide, Comparative Annuity Reports; and other publications such as the Wall Street Journal, Barron's, Investor's Daily, and Standard & Poor's Outlook. In addition, Variable Annuity Research & Data Service (The VARDS Report) is an independent rating service that ranks over 500 variable annuity funds based upon total return performance. These rating services and publications rank the performance of the underlying Mutual Fund options against all underlying mutual funds over specified periods and against underlying mutual funds in specified categories. The rankings may or may not include the effects of sales charges or other fees.


       The Company is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings from time to time. In addition, the Company may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts. Furthermore, the Company may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

       The Company may from time to time advertise several types of historical performance for the Sub-Accounts of the Variable Account. The Company may advertise for the Sub-Accounts standardized "average annual total return," calculated in a manner prescribed by the Securities and Exchange Commission, and nonstandardized "total return." "Average annual total return" will show the percentage rate of return of a hypothetical initial investment of $1,000 for at least the most recent one, five and ten year period, or for a period covering the time the underlying Mutual Fund option held in the Sub-Account has been in existence, if the underlying Mutual Fund option has not been in existence for one of the prescribed periods. This calculation reflects the deduction of all applicable charges made to the Contracts except for premium taxes, which may be imposed by certain states.

       Nonstandardized "total return" will be calculated in a similar manner and for the same time periods as the average annual total return except total return will assume an initial investment of $10,000 and will not reflect the deduction of any applicable Contingent Deferred Sales Charge, which, if reflected, would decrease the level of performance shown. The Contingent Deferred Sales Charge is not reflected because the Contracts are designed for long term investment. An assumed initial investment of $10,000 will be used because that figure more closely approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.

       For those underlying Mutual Fund options which have not been held as Sub-Accounts within the Variable Account for one of the quoted periods, the standardized average annual total return and nonstandardized total return quotations will show the investment performance such underlying Mutual Fund options would have achieved (reduced by the applicable charges) had they been held as Sub-Accounts within the Variable Account for the period quoted.

All performance information and comparative material advertised by the Company is historical in nature and is not intended to represent or guarantee future results. A Contract Owner's Contract Value at redemption may be more or less than original cost.

                                   38 of 112

       Below are quotations of standardized average annual total return and non-standardized total return calculated as described above, for each of the Sub-Accounts available within the Variable Account for which there is significant investment history. These figures are based upon historical earnings and are not necessarily representative of future results.

                   UNDERLYING MUTUAL FUND PERFORMANCE SUMMARY
                          Non-Standardized Total Return

-------------------------------------------------------------------------------------------------------
                                    1 Year To        5 Years To       Life of Fund       Date Fund
      SUB-ACCOUNT OPTIONS            12/31/96         12/31/96        To 12/31/96        Effective
-------------------------------------------------------------------------------------------------------

American Century Variable              10.58%            5.17%             8.64          05-01-91
Portfolios, Inc.-American
Century VP Balanced
-------------------------------------------------------------------------------------------------------
American Century Variable              -5.72%            4.64%             9.22%         11-20-87
Portfolios, Inc.- American
Century VP Capital Appreciation
-------------------------------------------------------------------------------------------------------
American Century Variable              12.74%           N/A                6.17%         05-01-94
Portfolios, Inc.-American
Century VP International
-------------------------------------------------------------------------------------------------------
American Century Variable              N/A              N/A               17.23%         05-01-96
Portfolios, Inc.-American
Century VP Value
-------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund               20.76%           12.99%            12.04%         09-29-89
-------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible           19.47%           N/A               17.74%         10-06-93
Growth Fund
-------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment            17.91%           N/A               25.31%         05-02-94
Fund-Growth & Income Portfolio
-------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Equity-Income        12.62%           16.16%            12.04%*        10-09-86
Portfolio
-------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Growth               13.04%           13.51%            13.50%*        10-09-86
Portfolio
-------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-High Income          12.37%           13.31%             9.52%*        09-19-85
Portfolio
-------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Overseas             11.57%            7.55%             6.33%         01-28-87
Portfolio
-------------------------------------------------------------------------------------------------------
Fidelity VIP II Fund-Asset             12.94%            9.65%            10.07%         09-06-89
Manager Portfolio
-------------------------------------------------------------------------------------------------------
Fidelity VIP II Fund-Contrafund        19.54%           N/A               28.40%         07-01-95
Portfolio
-------------------------------------------------------------------------------------------------------
NSAT-Capital Appreciation Fund         24.31%           N/A               12.63%         04-15-92
-------------------------------------------------------------------------------------------------------
NSAT-Government. Bond Fund              1.98%            5.49%             6.85%*        11-08-82
-------------------------------------------------------------------------------------------------------
NSAT-Money Market Fund                  3.60%            2.65%             4.20%*        11-10-81
-------------------------------------------------------------------------------------------------------
NSAT-Small Company Fund                21.04%           N/A               31.12%         10-23-95
-------------------------------------------------------------------------------------------------------
NSAT-Total Return Fund                 20.07%           12.15%            10.99%*        11-08-82
-------------------------------------------------------------------------------------------------------
N&B Advisers Management                 7.55%            8.24%             9.83%*        09-10-84
Trust-Growth Portfolio
-------------------------------------------------------------------------------------------------------
N&B Advisers Management                 2.79             3.79%             5.14%*        09-10-84
Trust-Limited Maturity Bond
Portfolio
-------------------------------------------------------------------------------------------------------


                                   39 of 112

                          Non-Standardized Total Return

-------------------------------------------------------------------------------------------------------
                                    1 Year To        5 Years To       Life of Fund       Date Fund
      SUB-ACCOUNT OPTIONS            12/31/96         12/31/96        To 12/31/96        Effective
-------------------------------------------------------------------------------------------------------

NB Advisers Management                 27.69%           N/A               20.00%         03-22-94
Trust-Partners Portfolio
-------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account            3.27%            6.12%             7.24%*        04-30-85
Funds-Bond Fund
-------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account           16.09%           10.81%             9.09%         11-12-90
Funds-Global Securities Fund
-------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account           13.82%           10.07%             9.92%         02-09-87
Funds-Multiple Strategies Fund
-------------------------------------------------------------------------------------------------------
Strong Special Fund II, Inc.           16.43%           N/A               17.23%         05-08-92
-------------------------------------------------------------------------------------------------------
Strong Variable Insurance              -0.66%           N/A               10.67%         05-08-92
Funds, Inc.-Discovery Fund II,
Inc.
-------------------------------------------------------------------------------------------------------
Strong Variable Insurance               8.78%           N/A                9.35%         10-23-95
Funds, Inc.-International Stock
Fund II
-------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance             1.03%            2.40%             5.14%         09-01-89
Trust-Worldwide Bond Fund
-------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance            25.00%           N/A               23.41%         12-27-95
Trust-Worldwide Emerging
Markets Fund
-------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance            16.36%           12.90%             6.99%         09-01-89
Trust-Worldwide Hard Assets Fund
-------------------------------------------------------------------------------------------------------
Van Kampen American Capital            38.49%           N/A               29.74%         07-01-95
Life Investment Trust-Real
Estate Securities Fund
-------------------------------------------------------------------------------------------------------
Warburg Pincus                          8.39%           N/A                9.47%         07-01-95
Trust-International Equity
Portfolio
-------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-                 N/A               N/A               -9.88%         09-30-96
Post-Venture Capital Trust
-------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-Small             12.25%           N/A               24.70%         07-01-95
Company Growth Portfolio
-------------------------------------------------------------------------------------------------------


* Represents 10 years to 12/31/96

                                   40 of 112

                    Standardized Average Annual Total Return

------------------------------------------------------------------------------------------------------
                                       1 Year To       5 Years To      Life of Fund      Date Fund
        SUB-ACCOUNT OPTIONS            12/31/96         12/31/96       To 12/31/96       Effective
------------------------------------------------------------------------------------------------------

American Century Variable                 10.58%           5.17%            8.64%        5-01-91
Portfolios, Inc.-American Century
VP Balanced
------------------------------------------------------------------------------------------------------
American Century Variable                 -5.72%           4.64%            9.22%        11-20-87
Portfolios, Inc.-American Century
VP Capital Appreciation
------------------------------------------------------------------------------------------------------
American Century Variable                 12.74%         N/A                6.17%        05-01-94
Portfolios, Inc.-American Century
VP International
------------------------------------------------------------------------------------------------------
American Century Variable                N/A             N/A               17.23%        05-01-96
Portfolios, Inc.-American Century
VP Value
------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                  20.76%          12.99%           12.04%        09-29-89
------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible              19.47%         N/A               17.74%        10-06-93
Growth Fund
------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment               17.91%         N/A               25.31%        05-02-94
Fund-Growth & Income Portfolio
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Equity-Income           12.62%          16.16%           12.04%*       10-09-86
Portfolio
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Growth Portfolio        13.04%          13.51%           13.50%*       10-09-86
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-High Income             12.37%          13.31%            9.52%*        9-19-85
Portfolio
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Overseas                11.57%           7.55%            6.33%         1-28-87
Portfolio
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II -Asset               12.94%           9.65%           10.07%         9-06-89
Manager Portfolio
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II -Contrafund          19.54%         N/A               28.40%         7-01-95
Portfolio
------------------------------------------------------------------------------------------------------
NSAT-Capital Appreciation Fund            24.31%         N/A               12.63%         4-15-92
------------------------------------------------------------------------------------------------------
NSAT-Government Bond Fund                  1.98%           5.49%            6.85%*       11-08-82
------------------------------------------------------------------------------------------------------
NSAT-Money Market Fund                     3.60%           2.65%            4.20%*       11-10-81
------------------------------------------------------------------------------------------------------
NSAT-Small Company Fund                   21.04%         N/A               31.12%        10-23-95
------------------------------------------------------------------------------------------------------
NSAT-Total Return Fund                    20.07%          12.15%           10.99%*       11-08-82
------------------------------------------------------------------------------------------------------
N&B Advisers Management                    7.55%           8.24%            9.83%*        9-10-84
Trust-Growth Portfolio
------------------------------------------------------------------------------------------------------
N&B Advisers Management                    2.79%           3.79%            5.14%*        9-10-84
Trust-Limited Mat. Bond Port.
------------------------------------------------------------------------------------------------------
N&B Advisers Management                 27.69%           N/A               20.00%        03-22-94
Trust-Partners Portfolio
------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account               3.27%           6.12%            7.24%*        4-30-85
Funds-Bond Fund
------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account              16.09%          10.81%            9.09%        11-12-90
Funds-Global Securities Fund
------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account              13.82%          10.07%            9.92%         2-09-87
Funds-Multiple Strategies Fund
------------------------------------------------------------------------------------------------------


                                   41 of 112

                    Standardized Average Annual Total Return

------------------------------------------------------------------------------------------------------
                                       1 Year To       5 Years To      Life of Fund      Date Fund
        SUB-ACCOUNT OPTIONS            12/31/96         12/31/96       To 12/31/96       Effective
------------------------------------------------------------------------------------------------------

Strong Special Fund II, Inc.              16.43%         N/A               17.23%           5-08-92
------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds,          -0.66%         N/A               10.67%           5-08-92
Inc.-Discovery Fund II, Inc.
------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds,           8.78%         N/A                9.35%          10-23-95
Inc.-International Stock Fund II
------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance                1.03%           2.40%            5.14%           9-01-89
Trust-Worldwide Bond Fund
------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance               25.00%         N/A               23.41%          12-27-95
Trust-Worldwide Emerging Markets
Fund
------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance               16.36%          12.90%            6.69%           9-01-89
Trust-Worldwide Hard Assets Fund
------------------------------------------------------------------------------------------------------
Van Kampen American Capital Life          38.49%         N/A               29.74%          07-01-95
Investment Trust-Real Estate
Securities Fund
------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-International         8.39%         N/A                9.47%          07-01-95
Equity Portfolio
------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-                    N/A             N/A               -9.88%          09-30-96
Post-Venture Capital Trust
------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-Small Company        12.25%         N/A               24.70%          07-01-95
Growth Portfolio
------------------------------------------------------------------------------------------------------


* Represents 10 years to 12/31/96.

                                   42 of 112

                                LEGAL PROCEEDINGS

       There are no material legal proceedings, other than ordinary routine litigation incidental to the business to which the Company and the Variable Account are parties or to which any of their property is the subject.


       The General Distributor, Nationwide Advisory Services, Inc., is not engaged in any litigation of any material nature.

       From time to time the Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

       In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements. In October 1996, a policyholder of Nationwide Life filed a complaint in Alabama state court against Nationwide Life and an agent of Nationwide Life (Wayne M. King v. Nationwide Life Insurance Company and Danny
Nix) related to the sale of a whole life policy on a "vanishing premium" basis and seeking unspecified compensatory and punitive damages. In February 1997, Nationwide Life was named as a defendant in a lawsuit filed in New York Supreme Court also related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Mutual Insurance Company, Nationwide Mutual Insurance Co. and Nationwide Life Insurance Co.). The plaintiff in such lawsuit seeks to represent a national class of Nationwide Life policyholders and claims unspecified compensatory and punitive damages. This lawsuit is in an early stage and has not been certified as a class action. Nationwide Life intends to defend these cases vigorously. There can be no assurance that any future litigation relating to pricing and sales practices will not have a material adverse effect on the Company.


            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                            Page

General Information and History..............................................1
Services.....................................................................1
Purchase of Securities Being Offered.........................................1
Underwriters.................................................................2
Calculations of Performance..................................................2
Underlying Mutual Fund Performance Summary...................................3
Annuity Payments.............................................................6
Financial Statements.........................................................7


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                                   APPENDIX A

                      ANNUITY PAYMENT PERIOD-FIXED ANNUITY

First and Subsequent Payments

       A Fixed Annuity is an annuity with payments which are guaranteed by the Company as to dollar amount during the annuity payment period. The first Fixed Annuity payment will be determined by applying the Contract Value to the applicable Annuity Table in accordance with the Annuity Payment Option elected. This will be done at the Annuitization Date on an age last birthday basis. Fixed Annuity payments after the first will not be less than the first Fixed Annuity payment.

       The Company does not credit discretionary interest to Fixed Annuity payments during the annuity payment period for annuity options based on life contingencies. The Annuitant must rely on the Annuity Tables applicable to the Contracts to determine the amount of such Fixed Annuity payments.


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                                   APPENDIX B

                      PARTICIPATING UNDERLYING MUTUAL FUNDS

  Below are the investment objectives of each Underlying Mutual Fund available through the Variable Account. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT
                          OBJECTIVES WILL BE ACHIEVED.

                           AVAILABLE FOR ALL CONTRACTS


American Century Variable Portfolios, Inc., member of the American CenturySM Investments.

       American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company, designed only to provide investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios is managed by America Century Investment Management, Inc.

       -American Century VP Balanced (formerly "TCI Balanced")


       Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities. A minimum of 25% of the fixed income portion of the Fund will be invested in fixed income senior securities. There can be no assurance that the Fund will achieve its investment objective.


       -American Century VP Capital Appreciation (formerly "TCI Growth")


       Investment Objective: Capital growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.

       The Fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective.


       -American Century VP International (formerly "TCI International")


       Investment Objective: To seek capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. Securities of United States issuers may be included in the portfolio from time to time. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stocks), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total return potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.


       -American Century VP Value (formerly "TCI Valued")

       Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase.

       (Although the Statement of Additional Information concerning American Century Variable Portfolios refers to redemptions of securities in kind under certain conditions, all surrendering or redeeming Contract Owners will receive cash from the Company.)



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Dreyfus Stock Index Fund


       The Dreyfus Stock Index Fund, Inc. is an open-end, non-diversified, management investment company. It was incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Dreyfus Corporation ("Dreyfus:) serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager.

       Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

Dreyfus Variable Investment Fund

         Dreyfus Variable Investment Fund (the "Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

       -Growth and Income Portfolio

       Investment Objective: To provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity securities, debt securities and money market instruments of domestic and foreign issuers. The proportion of the Portfolio's assets invested in each type of security will vary from time to time in accordance with Dreyfus' assessment of economic conditions and investment opportunities. In purchasing equity securities, Dreyfus will invest in common stocks, preferred stocks and securities convertible into common stocks, particularly those which offer opportunities for capital appreciation and growth of earnings, while paying current dividends. The Portfolio will generally invest in investment-grade debt obligations, except that it may invest up to 35% of the value of its net assets in convertible debt securities rated not lower than Caa by Moody's Investor Service, Inc. or CCC by Standard & Poor's Ratings Group, Fitch Investors Service, L.P. or Duff & Phelps Credit Rating Co., or if unrated, deemed to be of comparable quality by Dreyfus. These securities are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are considered to be of poor standing. See "Investment Considerations and Risks-Lower Rated Securities" in the Portfolio's prospectuses.


The Dreyfus Socially Responsible Growth Fund, Inc.

       The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company. It was incorporated under Maryland law on July 20, 1992, and commenced operations on October 7, 1993. The Dreyfus Corporation serves as the Fund's investment advisor. NCM, Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

Investment Objective: The Fund's primary goal is to provide capital growth equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributed to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

Fidelity Variable Insurance Products Fund

       The Fund is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. The Fund's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ("FMR") is the Fund's manager.

       -Equity-Income Portfolio

       Investment Objective: To seek reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.


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       -Growth Portfolio

       Investment Objective: Seeks to achieve capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other mutual funds. It is also important to point out that the Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR also can make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

       -High Income Portfolio

       Investment Objective: Seeks to obtain a high level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. The Portfolio manager will seek high current income normally by investing the Portfolio's assets as follows:

       o at least 65% in income-producing debt securities and preferred stocks, including convertible securities

       o up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

       Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's; BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

       -Overseas Portfolio

       Investment Objective: To seek long term growth of capital primarily through investments in foreign securities. The Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

Fidelity Variable Insurance Products Fund II

       The Variable Insurance Products Fund II is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. The Fund's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. FMR is the Fund's manager.

       -Asset Manager Portfolio

       Investment Objective: To seek high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

       -Contrafund Portfolio

       Investment Objective: To seek capital appreciation by investing primarily in companies that the Fund manager believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Fund primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

Nationwide Separate Account Trust

       Nationwide Separate Account Trust (the "Trust") is a diversified open-end management investment company created under the laws of Massachusetts. The Trust offers shares in the five separate Mutual Funds listed below, each with its own investment objectives. Currently, shares of the Trust will be sold only to life insurance company separate accounts to fund the benefits under variable life insurance policies or variable


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annuity contracts issued by life insurance companies. The assets of the Trust are managed by Nationwide Advisory Services, Inc., One Nationwide Plaza, Columbus, Ohio 43215, a wholly-owned subsidiary of Nationwide Life Insurance Company.


       -Capital Appreciation Fund

       Investment Objective: The Fund is designed for investors who are interested in long-term growth. The Fund seeks to meet its objective primarily through a diversified portfolio of the common stock of companies which the investment manager determines have a better-than-average potential for sustained capital growth over the long term.

       -Government Bond Fund

       Investment Objective: To provide as high a level of income as is consistent with the preservation of capital. It seeks to achieve its objective by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

       -Money Market Fund

       Investment Objective: To seek as high a level of current income as is considered consistent with the preservation of capital and liquidity by investing primarily in money market instruments.

       -Small Company Fund


       Investment Objective: The Fund seeks long-term growth of capital by investing primarily in equity securities of domestic and foreign companies with market capitalizations of less then $1 billion at the time of purchase. Nationwide Advisory Services, Inc.("NAS"), the Fund's adviser, has employed a group of sub-advisers, each of which will manage a portion of the Fund's portfolio. These sub-advisers are the Dreyfus Corporation, Neuberger & Berman, L.P., Pictet International Management Limited, Van Eck Associates Corporation, Strong Capital Management, Inc. and Warburg, Pincus Counsellors, Inc. The sub-advisers were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing a number of investment styles, NAS hopes to increase prospects for investment return and to reduce market risk and volatility.


       -Total Return Fund

       Investment Objective: To obtain a reasonable long-term total return (i.e., earnings growth plus potential dividend yield) on invested capital from a flexible combination of current return and capital gains through investments in common stocks, convertible issues, money market instruments and bonds with a primary emphasis on common stocks.

Neuberger & Berman Advisers Management Trust

       Neuberger & Berman Advisers Management Trust is an open-end diversified management investment company established as a Massachusetts business trust on December 14, 1983. Shares of the Trust are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context. The investment adviser is Neuberger & Berman Management Incorporated.

       -Growth Portfolio

       Investment Objective: The Portfolio seeks capital growth through investments in common stocks of companies that the investment adviser believes will have above average earnings or otherwise provide investors with above average potential for capital appreciation. To maximize this potential, the investment adviser may also utilize, from time to time, securities convertible into common stocks, warrants and options to purchase such stocks.

       -Limited Maturity Bond Portfolio

       Investment Objective: To provide the high level of current income, consistent with low risk to principal and liquidity. As a secondary objective, it also seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal. It seeks to achieve its objectives through investments in a diversified portfolio of limited maturity debt securities.


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       -Partners Portfolio

       Investment Objective: To seek capital growth. This Portfolio will seek to achieve its objective by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and support from asset values. The objective of the Partners Portfolio is not fundamental and can be changed by the Trustees of the Trust without shareholder approval. Shareholders will, however, receive at least 30 days notice thereof.
       There is no assurance the investment objective will be met.

Oppenheimer Variable Account Funds

       The Oppenheimer Variable Account Funds is an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. Oppenheimer Management Corporation is the Funds' investment adviser.

       -Bond Fund

       Investment Objective: Primarily to seek a high level of current income from investment in high yield fixed-income securities rated "Baa" or better by Moody's or "BBB" or better by Standard & Poor's. Secondarily, the Fund seeks capital growth when consistent with its primary objective.

       -Global Securities Fund

       Investment Objective: To seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to be speculative.

       -Multiple Strategies Fund

       Investment Objective: To seek a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

Strong Special Fund II, Inc.

       The Strong Special Fund II, Inc. is a diversified, open-end management company commonly called a mutual fund. The Special Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. (the "Advisor") is the investment advisor for the Fund.

       Investment Objective: To seek capital appreciation through investments in a diversified portfolio of equity securities.

Strong Variable Insurance Funds, Inc.

       Strong Variable Insurance Funds, Inc. ("Corporation") is an open-end management investment company commonly referred to as a mutual fund. Incorporated in the State of Wisconsin, the Corporation has been authorized to issue shares of common stock and series of classes of common stock. The International Stock Fund II and The Strong Discovery Fund II, Inc. ("Funds") are offered by the Corporation to insurance company separate accounts for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management, Inc. is the investment advisor to the Funds.

       -Discovery Fund II, Inc.

       Investment Objective: To seek maximum capital appreciation through investments in a diversified portfolio of securities. The Fund normally emphasizes investment in equity securities and may invest up to 100% of its total assets in equity securities including common stocks, preferred stocks and securities convertible into common or preferred stocks. Although the Fund normally emphasizes investment in equity securities, the Fund has the flexibility to invest in any type of security that the Advisor believes has the potential for capital appreciation including up to 100% of its total assets in debt obligations, including intermediate to long-term corporate or U.S. government debt securities.


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       -International Stock Fund II

       Investment Objective: To seek capital growth by investing primarily in the equity securities of issuers located outside the United States.

Van Eck Worldwide Insurance Trust

       Van Eck Investment Trust is an open-end management investment company organized as a "Business Trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. Trust shares are offered only to separate accounts of various insurance companies to fund the benefits of variable insurance and annuity policies. The investment adviser and manager is Van Eck Associates Corporation.

       -Worldwide Bond Fund

       Investment Objective: To seek high total return through a flexible policy of investing globally, primarily in debt securities.


       -Worldwide Emerging Markets Fund

       Investment Objective: Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund specifically emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth. Peregrine Asset Management (Hong Kong) Limited serves as sub-investment adviser to this Fund.

       -Worldwide Hard Assets (formerly "Gold And Natural Resources Fund")

       Investment Description: Seeks long-term capital appreciation by investing globally, primarily in "Hard Assets Securities." Hard assets are tangible, finite assets, such as real estate, energy, timber, and industrial and previous metals. Income is a secondary consideration.


Van Kampen American Capital Life Investment Trust

       The Van Kampen American Capital Life Investment Trust is an open-end diversified management investment company organized as a Massachusetts business trust on June 3, 1985. The Trust offers shares in separate funds which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen American Capital Asset Management, Inc. serves as the Fund's investment adviser.

       - Real Estate Securities Fund

       Investment Objective: To seek long-term capital growth by investing in a portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Fund may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. There can be no assurance that the Fund will achieve its investment objective.

Warburg Pincus Trust

The Warburg Pincus Trust ("Trust") is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Trust portfolios are managed by Warburg, Pincus Counsellors, Inc. ("Counsellors.")

       - International Equity Portfolio

       Investment Objective: To seek long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of "Counsellors" have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in


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       common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.


       -Post-Venture Capital Portfolio

       Investment Objective: The Portfolio seeks long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either (a) during the early stages of the company's existence or the early stages of the development of a new product or service or (b) as part of a restructuring or recapitalization of the company. The Portfolio may invest up to 10% of its assets in venture capital and other investment funds.


       -Small Company Growth Portfolio

       Investment Objective: To seek capital growth by investing in a portfolio of equity securities of small-sized domestic companies. The Portfolio ordinarily will invest at least 65% of its total assets in common stocks or warrants of small-sized companies (i.e., companies having stock market capitalizations of between $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth. The Portfolio intends to invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.


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

                       STATEMENT OF ADDITIONAL INFORMATION


                                   May 1, 1997


              INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED
          BY NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY THROUGH ITS
                        NATIONWIDE VA SEPARATE ACCOUNT-B


       This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 1997. The prospectus may be obtained from Nationwide Life and Annuity Insurance Company by writing P.O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-848-6331, TDD 1-800-238-3035.


                                TABLE OF CONTENTS
                                                                          Page
General Information and History.............................................1
Services....................................................................1
Purchase of Securities Being Offered........................................1
Underwriters................................................................2
Calculations of Performance.................................................2
Underlying Mutual Fund Performance Summary..................................3
Annuity Payments............................................................6
Financial Statements........................................................7

General Information and History


       The Nationwide VA Separate Account-B (formerly Financial Horizons VA Separate Account-2) is a separate investment account of Nationwide Life and Annuity Insurance Company ("Company") (formerly Financial Horizons Life Insurance Company). The Company is a member of the Nationwide Insurance Enterprise and all of the Company's common stock is owned by Nationwide Life Insurance Company which is owned by Nationwide Financial Services, Inc.("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of the common stock is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), the ultimate controlling persons of Nationwide Insurance Enterprise. The Nationwide Insurance Enterprise is one of America's largest insurance and financial services family of companies, with combined assets of over $67.5 billion as of December 31, 1996.


Services

       The Company, which has responsibility for administration of the Contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of Contract issued to each such Contract Owner and records with respect to the Contract Value of each Contract.

       The Custodian of the assets of the Variable Account is the Company. The Company will maintain a record of all purchases and redemptions of shares of the underlying Mutual Funds. The Company, or subsidiaries of the Company may have entered into agreements with either the investment adviser or distributor for several of the underlying Mutual Funds. The agreements relate to administrative services furnished by the Company or an affiliate of the Company and provide for an annual fee based on the average aggregate net assets of the Variable Account (and other separate accounts of the Company or life insurance company subsidiaries of the Company) invested in particular underlying Mutual Funds. These fees in no way affect the net asset value of the underlying Mutual Funds or fees paid by the Contract Owner.

       The financial statements and schedules have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

Purchase of Securities Being Offered

       The Contracts will be sold by licensed insurance agents in the states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").


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

Underwriters


       The Contracts, which are offered continuously, are distributed by Nationwide Advisory Services, Inc. ("NAS"), One Nationwide Plaza, Columbus, Ohio 43215, an affiliate of the Company. No underwriting commissions have been paid by the Company to NAS.


Calculations of Performance


       Any current yield quotations of the Nationwide Separate Account Trust Money Market Fund Sub-Account, subject to Rule 482 of the Securities Act of 1933, shall consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the net change, exclusive of capital changes, in the value of hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. As of December 31, 1996, the Nationwide Separate Account Trust Money Market Fund Sub-Account's seven-day current unit value yield was 3.49%. The Nationwide Separate Account Trust Money Market Fund Sub-Account's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the Fund, and for the period ending December 31, 1996 was 3.55%.


       The Nationwide Separate Account Trust Money Market Fund Sub-Account's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Sub-Account determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the Fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a Contract Owner's investment in the Nationwide Separate Account Trust Money Market Fund Sub-Account is not guaranteed or insured. Yield of other money market funds may not be comparable if a different base period or another method of calculation is used.

       All performance advertising shall also include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the Securities and Exchange Commission, to facilitate comparison with standardized average annual total return advertised for a specific period is found by first taking a hypothetical $1,000 investment in each of the Sub-Accounts' units on the first day of the period at the offering price, which is the Accumulation Unit Value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of 1.45% Mortality, Expense Risk and Administration Charge. No deduction is made for premium taxes which may be assessed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized total return is based on a hypothetical initial investment of $10,000. An assumed initial investment of $10,000 will be used because that figure more closely approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.

       The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both the standardized average annual return and the nonstandardized average annual total return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying Mutual Fund held in the Sub-Account has been in existence, if the underlying Mutual Fund has not been in existence for one of the prescribed periods. For those underlying Mutual Funds which have not been held as Sub-Accounts within the Variable Account for one of the quoted periods, the average annual total return and nonstandardized total return quotations will show the investment performance such underlying Mutual Funds would have achieved (reduced by the applicable charges) had they been held as Sub-Accounts within the Variable Account for the period quoted.

       Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance, therefore, would not be considered a guarantee of future performance. Factors affecting a Sub-Account's performance include general market conditions, operating expenses and investment management. A Contract Owner's account when redeemed may be more or less than original cost.

                                   53 of 112

                   UNDERLYING MUTUAL FUND PERFORMANCE SUMMARY
                          Non-Standardized Total Return

-------------------------------------------------------------------------------------------------------
                                    1 Year To        5 Years To       Life of Fund       Date Fund
      SUB-ACCOUNT OPTIONS            12/31/96         12/31/96        To 12/31/96        Effective
-------------------------------------------------------------------------------------------------------

American Century Variable              10.58%           5.17%              8.64          05-01-91
Portfolios, Inc.-American
Century VP Balanced
-------------------------------------------------------------------------------------------------------
American Century Variable              -5.72%            4.64%             9.22%         11-20-87
Portfolios, Inc.- American
Century VP Capital Appreciation
-------------------------------------------------------------------------------------------------------
American Century Variable              12.74%            N/A               6.17%         05-01-94
Portfolios, Inc.-American
Century VP International
-------------------------------------------------------------------------------------------------------
American Century Variable               N/A               N/A             17.23%         05-01-96
Portfolios, Inc.-American
Century VP Value
-------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund               20.76%           12.99%            12.04%         09-29-89
-------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible           19.47%            N/A              17.74%         10-06-93
Growth Fund
-------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment            17.91%            N/A              25.31%         05-02-94
Fund-Growth & Income Portfolio
-------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Equity-Income        12.62%           16.16%            12.04%*        10-09-86
Portfolio
-------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Growth               13.04%           13.51%            13.50%*        10-09-86
Portfolio
-------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-High Income          12.37%           13.31%             9.52%*        09-19-85
Portfolio
-------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Overseas             11.57%            7.55%             6.33%         01-28-87
Portfolio
-------------------------------------------------------------------------------------------------------
Fidelity VIP II Fund-Asset             12.94%            9.65%            10.07%         09-06-89
Manager Portfolio
-------------------------------------------------------------------------------------------------------
Fidelity VIP II Fund-Contrafund        19.54%            N/A              28.40%         07-01-95
Portfolio
-------------------------------------------------------------------------------------------------------
NSAT-Capital Appreciation Fund         24.31%            N/A              12.63%         04-15-92
-------------------------------------------------------------------------------------------------------
NSAT-Government. Bond Fund              1.98%            5.49%             6.85%*        11-08-82
-------------------------------------------------------------------------------------------------------
NSAT-Money Market Fund                  3.60%            2.65%             4.20%*        11-10-81
-------------------------------------------------------------------------------------------------------
NSAT-Small Company Fund                21.04%            N/A              31.12%         10-23-95
-------------------------------------------------------------------------------------------------------
NSAT-Total Return Fund                 20.07%           12.15%            10.99%*        11-08-82
-------------------------------------------------------------------------------------------------------
N&B Advisers Management                 7.55%            8.24%             9.83%*        09-10-84
Trust-Growth Portfolio
-------------------------------------------------------------------------------------------------------
N&B Advisers Management                 2.79             3.79%             5.14%*        09-10-84
Trust-Limited Maturity Bond
Portfolio
-------------------------------------------------------------------------------------------------------
NB Advisers Management                 27.69%           N/A               20.00%         03-22-94
Trust-Partners Portfolio
-------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account            3.27%            6.12%             7.24%*        04-30-85
Funds-Bond Fund
-------------------------------------------------------------------------------------------------------


                                   54 of 112

                          Non-Standardized Total Return

-------------------------------------------------------------------------------------------------------
                                    1 Year To        5 Years To       Life of Fund       Date Fund
      SUB-ACCOUNT OPTIONS            12/31/96         12/31/96        To 12/31/96        Effective
-------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account           16.09%           10.81%             9.09%         11-12-90
Funds-Global Securities Fund
-------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account           13.82%           10.07%             9.92%         02-09-87
Funds-Multiple Strategies Fund
-------------------------------------------------------------------------------------------------------
Strong Special Fund II, Inc.           16.43%           N/A               17.23%         05-08-92
-------------------------------------------------------------------------------------------------------
Strong Variable Insurance              -0.66%           N/A               10.67%         05-08-92
Funds, Inc.-Discovery Fund II,
Inc.
-------------------------------------------------------------------------------------------------------
Strong Variable Insurance               8.78%           N/A                9.35%         10-23-95
Funds, Inc.-International Stock
Fund II
-------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance             1.03%            2.40%             5.14%         09-01-89
Trust-Worldwide Bond Fund
-------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance            25.00%           N/A               23.41%         12-27-95
Trust-Worldwide Emerging
Markets Fund
-------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance            16.36%           12.90%             6.99%         09-01-89
Trust-Worldwide Hard Assets Fund
-------------------------------------------------------------------------------------------------------
Van Kampen American Capital            38.49%           N/A               29.74%         07-01-95
Life Investment Trust-Real
Estate Securities Fund
-------------------------------------------------------------------------------------------------------
Warburg Pincus                          8.39%           N/A                9.47%         07-01-95
Trust-International Equity
Portfolio
-------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-                  N/A              N/A               -9.88%         09-30-96
Post-Venture Capital Trust
-------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-Small             12.25%           N/A               24.70%         07-01-95
Company Growth Portfolio
-------------------------------------------------------------------------------------------------------


* Represents 10 years to 12/31/96

                                   55 of 112

                    Standardized Average Annual Total Return

-----------------------------------------------------------------------------------------------------
                                       1 Year To       5 Years To      Life of Fund      Date Fund
        SUB-ACCOUNT OPTIONS            12/31/96         12/31/96       To 12/31/96       Effective
-----------------------------------------------------------------------------------------------------

American Century Variable                 10.58%         5.17%              8.64%         5-01-91
Portfolios, Inc.-American Century
VP Balanced
-----------------------------------------------------------------------------------------------------
American Century Variable                 -5.72%           4.64%            9.22%        11-20-87
Portfolios, Inc.-American Century
VP Capital Appreciation
-----------------------------------------------------------------------------------------------------
American Century Variable                 12.74%         N/A                6.17%        05-01-94
Portfolios, Inc.-American Century
VP International
-----------------------------------------------------------------------------------------------------
American Century Variable                N/A             N/A               17.23%        05-01-96
Portfolios, Inc.-American Century
VP Value
-----------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                  20.76%          12.99%           12.04%        09-29-89
-----------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible              19.47%         N/A               17.74%        10-06-93
Growth Fund
-----------------------------------------------------------------------------------------------------
Dreyfus Variable Investment               17.91%         N/A               25.31%        05-02-94
Fund-Growth & Income Portfolio
-----------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Equity-Income           12.62%          16.16%           12.04%*       10-09-86
Portfolio
-----------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Growth Portfolio        13.04%          13.51%           13.50%*       10-09-86
-----------------------------------------------------------------------------------------------------
Fidelity VIP Fund-High Income             12.37%          13.31%            9.52%*        9-19-85
Portfolio
-----------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Overseas                11.57%           7.55%            6.33%         1-28-87
Portfolio
-----------------------------------------------------------------------------------------------------
Fidelity VIP Fund II -Asset               12.94%           9.65%           10.07%         9-06-89
Manager Portfolio
-----------------------------------------------------------------------------------------------------
Fidelity VIP Fund II -Contrafund          19.54%         N/A               28.40%         7-01-95
Portfolio
-----------------------------------------------------------------------------------------------------
NSAT-Capital Appreciation Fund            24.31%         N/A               12.63%         4-15-92
-----------------------------------------------------------------------------------------------------
NSAT-Government Bond Fund                  1.98%           5.49%            6.85%*       11-08-82
-----------------------------------------------------------------------------------------------------
NSAT-Money Market Fund                     3.60%           2.65%            4.20%*       11-10-81
-----------------------------------------------------------------------------------------------------
NSAT-Small Company Fund                   21.04%         N/A               31.12%        10-23-95
-----------------------------------------------------------------------------------------------------
NSAT-Total Return Fund                    20.07%          12.15%           10.99%*       11-08-82
-----------------------------------------------------------------------------------------------------
N&B Advisers Management                    7.55%           8.24%            9.83%*        9-10-84
Trust-Growth Portfolio
-----------------------------------------------------------------------------------------------------
N&B Advisers Management                    2.79%           3.79%            5.14%*        9-10-84
Trust-Limited Maturity Bond
Portfolio
-----------------------------------------------------------------------------------------------------
N&B Advisers Management                   27.69%         N/A               20.00%        03-22-94
Trust-Partners Portfolio
-----------------------------------------------------------------------------------------------------
Oppenheimer Variable Account               3.27%           6.12%            7.24%*        4-30-85
Funds-Bond Fund
-----------------------------------------------------------------------------------------------------
Oppenheimer Variable Account              16.09%          10.81%            9.09%        11-12-90
Funds-Global Securities Fund
-----------------------------------------------------------------------------------------------------


                                   56 of 112

                    Standardized Average Annual Total Return

------------------------------------------------------------------------------------------------------
                                       1 Year To       5 Years To      Life of Fund      Date Fund
        SUB-ACCOUNT OPTIONS            12/31/96         12/31/96       To 12/31/96       Effective
------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account              13.82%          10.07%            9.92%           2-09-87
Funds-Multiple Strategies Fund
------------------------------------------------------------------------------------------------------
Strong Special Fund II, Inc.              16.43%         N/A               17.23%           5-08-92
------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds,          -0.66%         N/A               10.67%           5-08-92
Inc.-Discovery Fund II, Inc.
------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds,           8.78%         N/A                9.35%          10-23-95
Inc.-International Stock Fund II
------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance                1.03%           2.40%            5.14%           9-01-89
Trust-Worldwide Bond Fund
------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance               25.00%         N/A               23.41%          12-27-95
Trust-Worldwide Emerging Markets
Fund
------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance               16.36%          12.90%            6.69%           9-01-89
Trust-Worldwide Hard Assets Fund
------------------------------------------------------------------------------------------------------
Van Kampen American Capital Life          38.49%         N/A               29.74%          07-01-95
Investment Trust-Real Estate
Securities Fund
------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-International         8.39%         N/A                9.47%          07-01-95
Equity Portfolio
------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-                    N/A             N/A               -9.88%          09-30-96
Post-Venture Capital Trust
------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-Small Company        12.25%         N/A               24.70%          07-01-95
Growth Portfolio
------------------------------------------------------------------------------------------------------


       * Represents 10 years to 12/31/96.

Annuity Payments

       See "Frequency and Amount of Annuity Payments" located in the prospectus.

                                   57 of 112

--------------------------------------------------------------------------------

                          Independent Auditors' Report
                          ----------------------------


The Board of Directors of Nationwide Life and Annuity Insurance Company and
   Contract Owners of Nationwide VA Separate Account-B:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VA Separate Account-B as of December 31, 1996, and the related statement of operations and changes in contract owners' equity and schedule of changes in unit value for the period February 1, 1996 (commencement of operations) through December 31, 1996. These financial statements and schedule of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedule of changes in unit value based on our audit.

      We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedule of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 1996, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and schedule of changes in unit value referred to above present fairly, in all material respects, the financial position of Nationwide VA Separate Account-B as of December 31, 1996, and the results of its operations and its changes in contract owners' equity and the schedule of changes in unit value for the period February 1, 1996 (commencement of operations) through December 31, 1996, in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 7, 1997


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        NATIONWIDE VA SEPARATE ACCOUNT-B

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 1996


ASSETS:
Investments at market value:
   The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
      22,475 shares (cost $461,821) ..............................   $   451,523

   Dreyfus Stock Index Fund (DryStkIx)
      145,638 shares (cost $2,912,479) ...........................     2,953,547

   Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
      522,646 shares (cost $10,282,309) ..........................    10,991,255

   Fidelity VIP - Growth Portfolio (FidVIPGr)
      405,339 shares (cost $12,515,252) ..........................    12,622,269

   Fidelity VIP - High Income Portfolio (FidVIPHI)
      471,267 shares (cost $5,771,718) ...........................     5,900,268

   Fidelity VIP - Overseas Portfolio (FidVIPOv)
      76,436 shares (cost $1,370,463) ............................     1,440,045

   Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
      66,425 shares (cost $1,060,690) ............................     1,124,582

   Fidelity VIP-II  - Contrafund Portfolio (FidVIPCon)
      468,227 shares (cost $7,387,625) ...........................     7,753,842

   Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
      117,920 shares (cost $1,922,166) ...........................     1,919,737

   Nationwide SAT - Government Bond Fund (NSATGvtBd)
      118,335 shares (cost $1,290,642) ...........................     1,306,420

   Nationwide SAT - Money Market Fund (NSATMyMkt)
      10,277,985 shares (cost $10,277,985) .......................    10,277,985

   Nationwide SAT - Small Company Fund (NSATSmCo)
      104,407 shares (cost $1,434,104) ...........................     1,450,211

   Nationwide SAT - Total Return Fund (NSATTotRe)
      78,782 shares (cost $1,011,248) ............................     1,045,432

   Neuberger & Berman - Growth Portfolio (NBAMTGro)
      23,647 shares (cost $594,000) ..............................       609,609

   Neuberger & Berman - Limited Maturity Bond Portfolio (NBAMTLMat)
      289,563 shares (cost $3,959,347) ...........................     4,068,367

   Neuberger & Berman - Partners Portfolio (NBAMTPart)
      291,016 shares (cost $4,604,615) ...........................     4,795,946

   Oppenheimer - Bond Fund (OppBdFd)
      183,493 shares (cost $2,130,162) ...........................     2,134,021


      Oppenheimer - Global Securities Fund (OppGlSec)
         73,250 shares (cost $1,212,117) ..................................     1,291,396

      Oppenheimer - Multiple Strategies Fund (OppMult)
         28,609 shares (cost $435,353) ....................................       447,154

      Strong Special Fund II, Inc. (StSpec2)
         361,822 shares (cost $6,803,040) .................................     6,961,452

      Strong VIF - Strong Discovery Fund II (StDisc2)
         75,593 shares (cost $796,573) ....................................       816,409

      Strong VIF - Strong International Stock Fund II (StIntStk2)
         201,863 shares (cost $2,264,287) .................................     2,266,927

      TCI Portfolios - TCI Balanced (TCIBal)
         69,775 shares (cost $509,056) ....................................       526,105

      TCI Portfolios - TCI Growth (TCIGro)
         118,671 shares (cost $1,277,993) .................................     1,215,196

      TCI Portfolios - TCI International (TCIInt)
         195,257 shares (cost $1,105,902) .................................     1,163,732

      Van Eck - Gold and Natural Resources Fund (VEGoldNR)
         42,877 shares (cost $698,026) ....................................       716,912

      Van Eck - Worldwide Bond Fund (VEWrldBd)
         69,765 shares (cost $758,062) ....................................       774,393

      Van Eck - Worldwide Emerging Markets Fund (VEWrldEMkt)
         605 shares (cost $7,500) .........................................         7,561

      Van Kampen American Capital - Real Estate Securities Fund (VKACRESec)
         119,102 shares (cost $1,579,015) .................................     1,760,335

      Warburg Pincus - International Equity Portfolio (WPIntEq)
         356,487 shares (cost $4,077,193) .................................     4,092,473

      Warburg Pincus - Post Venture Capital Portfolio (WPPVenCap)
         756 shares (cost $7,300) .........................................         7,383

      Warburg Pincus - Small Company Growth Portfolio (WPSmCoGr)
         330,291 shares (cost $4,586,521) .................................     4,706,652
                                                                              -----------
         Total investments ................................................    97,599,139

   Accounts receivable ....................................................         2,557
                                                                              -----------
         Total assets .....................................................    97,601,696

ACCOUNTS PAYABLE ..........................................................       860,715
                                                                              -----------
CONTRACT OWNERS' EQUITY (NOTE 4) ..........................................   $96,740,981
                                                                              ===========


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                        NATIONWIDE VA SEPARATE ACCOUNT-B

         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

          For the Period February 1, 1996 (commencement of operations)
                           Through December 31, 1996


                                                                1996
                                                            ------------

INVESTMENT ACTIVITY:
   Reinvested capital gains and dividends ...............   $    804,126
   Mortality, expense and administration charges (note 2)       (502,691)
                                                            ------------
      Net investment activity ...........................        301,435
                                                            ------------

   Proceeds from mutual fund shares sold ................     76,703,639
   Cost of mutual fund shares sold ......................    (75,779,842)
                                                            ------------
      Realized gain (loss) on investments ...............        923,797
   Change in unrealized gain (loss) on investments ......      2,494,576
                                                            ------------
      Net gain (loss) on investments ....................      3,418,373
                                                            ------------
         Net increase (decrease) in contract owners'
            equity resulting from operations ............      3,719,808
                                                            ------------

EQUITY TRANSACTIONS:
   Purchase payments received from contract owners ......     95,174,558
   Redemptions ..........................................     (2,157,551)
   Adjustments to maintain reserves .....................          4,166
                                                            ------------
         Net equity transactions ........................     93,021,173
                                                            ------------


NET CHANGE IN CONTRACT OWNERS' EQUITY ...................     96,740,981
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .............           --
                                                            ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...................   $ 96,740,981
                                                            ============





See accompanying notes to financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        NATIONWIDE VA SEPARATE ACCOUNT-B

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1996


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   (a) Organization and Nature of Operations

      The Nationwide VA Separate Account-B (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on March 6, 1991. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

      The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

   (b) The Contracts

      Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

      Contract owners in either the accumulation or payout phase may invest in the following:

         Portfolio of Dreyfus Variable Investment Fund (Dreyfus);
            Dreyfus - Growth andIncome Portfolio (DryGroInc)

         The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

         Dreyfus Stock Index Fund (DryStkIx)

         Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity
         VIP);
            Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
            Fidelity VIP - Growth Portfolio (FidVIPGr)
            Fidelity VIP - High Income Portfolio (FidVIPHI)
            Fidelity VIP - Overseas Portfolio (FidVIPOv)

         Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
            Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
            Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

         Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);

            Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd)
            Nationwide SAT - Money Market Fund (NSATMyMkt)
            Nationwide SAT - Small Company Fund (NSATSmCo)
            Nationwide SAT - Total Return Fund (NSATTotRe)

         Portfolios of the Neuberger & Berman Advisers Management Trust
            (Neuberger & Berman);
            Neuberger & Berman - Growth Portfolio (NBAMTGro)
            Neuberger & Berman - Limited Maturity Bond Portfolio (NBAMTLMat) Neuberger & Berman - Partners Portfolio (NBAMTPart)

         Funds of the Oppenheimer Variable Account Funds (Oppenheimer);
            Oppenheimer - Bond Fund (OppBdFd)
            Oppenheimer - Global Securities Fund (OppGlSec)
            Oppenheimer - Multiple Strategies Fund (OppMult)

         Strong Special Fund II, Inc. (StSpec2)

         Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
            Strong VIF - Strong Discovery Fund II (StDisc2)
            Strong VIF - Strong International Stock Fund II (StIntStk2)

         Portfolios of the TCI Portfolios, Inc. (TCI Portfolios);
            TCI Portfolios - TCI Balanced (TCIBal)
            TCI Portfolios - TCI Growth (TCIGro)
            TCI Portfolios - TCI International (TCIInt)
            TCI Portfolios - TCI Value (TCIValue)

         Funds of the Van Eck Worldwide Insurance Trust (Van Eck);
            Van Eck - Gold and Natural Resources Fund (VEGoldNR)
            Van Eck - Worldwide Bond Fund (VEWrldBd)
            Van Eck - Worldwide Emerging Markets Fund (VEWrldEMkt)

         Fund of the Van Kampen American Capital Life Investment Trust (Van Kampen American Capital);
            Van Kampen American Capital - Real Estate Securities Fund
            (VKACRESec)

         Portfolios of the Warburg Pincus Trust (Warburg Pincus);
            Warburg Pincus - International Equity Portfolio (WPIntEq) Warburg Pincus - Post Venture Capital Portfolio (WPPVenCap) Warburg Pincus - Small Company Growth Portfolio (WPSmCoGr)

      At December 31, 1996, contract owners have invested in all of the above funds except the Dreyfus - Growth andIncome Portfolio and the TCI Portfolios - TCI Value. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

      The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

   (c) Security Valuation, Transactions and Related Investment Income

      The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1996. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

   (d) Federal Income Taxes

      Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

      The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

   (e) Use of Estimates in the Preparation of Financial Statements

      The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


(2) EXPENSES

      The Company does not deduct a sales charge from purchase payments made for these contracts, nor is any sales charge deducted upon the surrender of the contract.

      The following contract charges are deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.20%, respectively.

(3) SCHEDULE I

      Schedule I presents the components of the change in the unit values, which are the basis for contract owners' equity. This schedule is presented for each series, as applicable, in the following format:

            -  Beginning unit value - Feb. 1

            -  Reinvested capital gains and dividends
               (This amount reflects the increase in the unit value due to capital gains and dividend distributions from the underlying mutual funds.)

            -  Unrealized gain (loss)
               (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

            -  Contract charges
               (This amount reflects the decrease in the unit value due to the mortality risk charge, an expense risk charge and an administration charge discussed in note 2.)

            -  Ending unit value - Dec. 31

            -  Percentage increase (decrease) in unit value.

      For contracts in the payout phase, an assumed investment return of 3.5%, used in the calculation of the annuity benefit payment amount, results in a corresponding reduction in the components of the unit values as shown in
Schedule I.

(4) COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1996.

Contract owners' equity represented by:                          UNITS     UNIT VALUE
                                                                -------    ----------
   The Dreyfus Socially Responsible Growth Fund, Inc.:
      Tax qualified ...................................         10,096    $ 11.402663   $   115,121
      Non-tax qualified ...............................         29,501      11.402663       336,390

   Dreyfus Stock Index Fund:
      Tax qualified ...................................         64,418      11.644617       750,123
      Non-tax qualified ...............................        189,227      11.644617     2,203,476

   Fidelity VIP - Equity-Income Portfolio:
      Tax qualified ...................................        320,026      10.958584     3,507,032
      Non-tax qualified ...............................        682,976      10.958584     7,484,450

   Fidelity VIP - Growth Portfolio:
      Tax qualified ...................................        230,586      11.057399     2,549,681
      Non-tax qualified ...............................        910,947      11.057399    10,072,704

   Fidelity VIP - High Income Portfolio:
      Tax qualified ...................................        291,879      10.970108     3,201,944
      Non-tax qualified ...............................        245,978      10.970108     2,698,405

   Fidelity VIP - Overseas Portfolio:
      Tax qualified ...................................         36,697      10.915770       400,576
      Non-tax qualified ...............................         95,229      10.915770     1,039,498

   Fidelity VIP-II - Asset Manager Portfolio:
      Tax qualified ...................................         38,401      11.029343       423,538
      Non-tax qualified ...............................         63,564      11.029343       701,069

   Fidelity VIP-II - Contrafund Portfolio:
      Tax qualified ...................................        255,409      11.815914     3,017,891
      Non-tax qualified ...............................        400,821      11.815914     4,736,066

   Nationwide SAT - Capital Appreciation Fund:
      Tax qualified ...................................         89,481      11.899746     1,064,801
      Non-tax qualified ...............................         71,846      11.899746       854,949

   Nationwide SAT - Government Bond Fund:
      Tax qualified ...................................         30,956      10.149155       314,177
      Non-tax qualified ...............................         97,767      10.149155       992,252

   Nationwide SAT - Money Market Fund:
      Tax qualified ...................................        283,411      10.326243     2,926,571
      Non-tax qualified ...............................        628,692      10.326243     6,492,026

   Nationwide SAT - Small Company Fund:
      Tax qualified ...................................         49,485      12.152247       601,354
      Non-tax qualified ...............................         69,854      12.152247       848,883

   Nationwide SAT - Total Return Fund:
      Tax qualified ...................................         32,415      11.639579       377,297
      Non-tax qualified ...............................         57,403      11.639579       668,147

   Neuberger & Berman - Growth Portfolio:
      Tax qualified ...................................          7,597      10.469935        79,540
      Non-tax qualified ...............................         50,629      10.469935       530,082

   Neuberger & Berman - Limited Maturity Bond Portfolio:
      Tax qualified ...................................        123,635      10.209208     1,262,215
      Non-tax qualified ...............................        274,872      10.209208     2,806,225

   Neuberger & Berman - Partners Portfolio:
      Tax qualified ...................................        177,265      12.248582     2,171,245
      Non-tax qualified ...............................        214,292      12.248582     2,624,773

Oppenheimer - Bond Fund:
   Tax qualified ...............................         55,343           10.288722        569,409
   Non-tax qualified ...........................        152,075           10.288722      1,564,657

Oppenheimer - Global Securities Fund:
   Tax qualified ...............................         40,161           11.201956        449,882
   Non-tax qualified ...........................         75,124           11.201956        841,536

Oppenheimer - Multiple Strategies Fund:
   Tax qualified ...............................          6,127           11.129020         68,188
   Non-tax qualified ...........................         34,052           11.129020        378,965

Strong Special Fund II, Inc.:
   Tax qualified ...............................        312,712           11.319705      3,539,808
   Non-tax qualified ...........................        302,280           11.319705      3,421,720

Strong VIF - Strong Discovery Fund II:
   Tax qualified ...............................         27,130            9.903046        268,670
   Non-tax qualified ...........................         55,312            9.903046        547,757

Strong VIF - Strong International Stock Fund II:
   Tax qualified ...............................         61,841           10.462103        646,987
   Non-tax qualified ...........................        154,841           10.462103      1,619,962

TCI Portfolios - TCI Balanced:
   Tax qualified ...............................         13,228           10.871600        143,810
   Non-tax qualified ...........................         35,163           10.871600        382,278

TCI Portfolios - TCI Growth:
   Tax qualified ...............................         46,612            9.371161        436,809
   Non-tax qualified ...........................         83,063            9.371161        778,397

TCI Portfolios - TCI International:
   Tax qualified ...............................         27,097           11.142834        301,937
   Non-tax qualified ...........................         77,343           11.142834        861,820

Van Eck - Gold and Natural Resources Fund:
   Tax qualified ...............................         22,227           10.132333        225,211
   Non-tax qualified ...........................         48,531           10.132333        491,732

Van Eck - Worldwide Bond Fund:
   Tax qualified ...............................         39,599           10.189870        403,509
   Non-tax qualified ...........................         36,398           10.189870        370,891

Van Eck - Worldwide Emerging Markets Fund:
   Non-tax qualified ...........................            750           10.077496          7,558

Van Kampen American Capital-Real Estate
Securities Fund:
   Tax qualified ...............................         63,345           13.626341        863,161
   Non-tax qualified ...........................         65,843           13.626341        897,199

Warburg Pincus - International Equity Portfolio:
   Tax qualified ...............................        113,387           10.450529      1,184,954
   Non-tax qualified ...........................        278,224           10.450529      2,907,588

Warburg Pincus - Post Venture Capital Portfolio:
   Non-tax qualified ...........................            726           10.163437          7,379

Warburg Pincus - Small Company Growth Portfolio:
   Tax qualified ...............................        104,843           11.231071      1,177,499
   Non-tax qualified ...........................        314,236           11.231071      3,529,207
                                                        -------           ---------      ---------
                                                                                       $96,740,981
                                                                                       ===========


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      SCHEDULE I
                        NATIONWIDE VA SEPARATE ACCOUNT-B
                       TAX QUALIFIED and NON-TAX QUALIFIED
                        SCHEDULE OF CHANGES IN UNIT VALUE
          For the Period February 1, 1996 (commencement of operations)
                           Through December 31, 1996



                                    DrySRGro       DryStkix       FidVIPEI      FidVIPGr       FidVIPHI       FidVIPOv
                                    --------       --------       --------      --------       --------       --------
1996
   Beginning unit value - Feb. 1   $10.000000      10.000000      10.000000     10.000000      10.000000     10.000000
----------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .492388        .415384        .448815       .702576        .889968       .240688
----------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)            1.050316       1.370272        .646554       .496044        .218835       .812340
----------------------------------------------------------------------------------------------------------------------
   Contract charges                  (.140041)      (.141039)      (.136785)     (.141221)      (.138695)     (.137258)
----------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31     $11.402663      11.644617      10.958584     11.057399      10.970108     10.915770
----------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                        14%            16%            10%           11%            10%            9%
======================================================================================================================


                                     FidVIPAM       FidVIPCon     NSATCapAp    NSATGvtBd
                                     --------       ---------     ---------    ---------
1996
   Beginning unit value - Feb. 1     10.000000      10.000000    10.000000     10.000000
----------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                     .642372        .093123      .495879       .615172
----------------------------------------------------------------------------------------
   Unrealized gain (loss)              .524178       1.865417     1.546079      (.335408)
----------------------------------------------------------------------------------------
   Contract charges                   (.137207)      (.142626)    (.142212)     (.130609)
----------------------------------------------------------------------------------------
   Ending unit value - Dec. 31       11.029343      11.815914    11.899746     10.149155
----------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                         10%            18%          19%            1%
========================================================================================

* This is not an annualized rate of return as it is the change for the period indicated.

                        NATIONWIDE VA SEPARATE ACCOUNT-B

                       TAX QUALIFIED and NON-TAX QUALIFIED

                        SCHEDULE OF CHANGES IN UNIT VALUE

          For the Period February 1, 1996 (commencement of operations)
                           Through December 31, 1996



                                    NSATMyMkt    NSATSmCo   NSATTotRe    NBAMTGro    NBAMTLMat   NBAMTPart     OppBdFd   OppGLSec
                                    ---------    --------   ---------    --------    ---------   ---------     -------   --------
1996
   Beginning unit value - Feb. 1   $10.000000   10.000000   10.000000   10.000000    10.000000   10.000000   10.000000  10.000000
---------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
    and dividends                     .460992     .117127     .645040     .882507      .835242     .390600     .638603    .000000
---------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             .000000    2.186677    1.135114    (.278131)    (.493540)   2.002277    (.217537)  1.340389
---------------------------------------------------------------------------------------------------------------------------------
   Contract charges                  (.134749)   (.151557)   (.140575)   (.134441)    (.132494)   (.144295)   (.132344)  (.138433)
---------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31     $10.326243   12.152247   11.639579   10.469935    10.209208   12.248582   10.288722  11.201956
---------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
    in unit value*                          3%         22%         16%          5%           2%         22%          3%        12%
=================================================================================================================================


                                      OppMult    St.Spec2     StDisc2  StintStk2
                                      -------    --------     -------  ---------
1996
   Beginning unit value - Feb. 1    10.000000   10.000000  10.000000    10.000000
---------------------------------------------------------------------------------
   Reinvested capital gains
    and dividends                     .742762     .456697    2.028193     .047861
---------------------------------------------------------------------------------
   Unrealized gain (loss)             .524984    1.002196   (1.996989)    .552209
---------------------------------------------------------------------------------
   Contract charges                  (.138726)   (.139188)   (.128158)   (.137967)
---------------------------------------------------------------------------------
   Ending unit value - Dec. 31      11.129020   11.319705    9.903046   10.462103
---------------------------------------------------------------------------------
   Percentage increase (decrease)
    in unit value*                         11%         13%         (1)%         5%
=================================================================================

  * This is not an annualized rate of return as it is the change for the period indicated.

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                       TAX QUALIFIED and NON-TAX QUALIFIED
                        SCHEDULE OF CHANGES IN UNIT VALUE
          For the Period February 1, 1996 (commencement of operations)
                           Through December 31, 1996



                                                TCIBal       TCIGro       TCIint     VEGoldNR     VEWrldBd   VEWrldEMkt
                                                ------       ------       ------     --------     --------   ----------
1996
   Beginning unit value - Feb. 1            $10.000000    10.000000    10.000000    10.000000    10.000000    10.000000
-----------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                             .464101     1.113558      .234571      .184293      .274473      .000000
-----------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                      .544727    (1.611001)    1.046291      .078725      .047392      .080691
-----------------------------------------------------------------------------------------------------------------------
   Contract charges                           (.137228)    (.131396)    (.138028)    (.130685)    (.131995)    (.003195)
-----------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31              $10.871600     9.371161    11.142834    10.132333    10.189870    10.077496
-----------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                              9%         (6)%          11%           1%           2%        1%(b)
=======================================================================================================================



                                          VKACRESec      WPlntEq    WPPVenCap    WPSmCoGr
                                          ---------      -------    ---------    --------
1996
   Beginning unit value - Feb. 1          10.000000    10.000000    10.000000   10.000000
-----------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                          .262264      .203841      .000000     .000000
-----------------------------------------------------------------------------------------
   Unrealized gain (loss)                  3.509141      .382585      .166644    1.376228
-----------------------------------------------------------------------------------------
   Contract charges                        (.145064)    (.135897)    (.003207)   (.145157)
-----------------------------------------------------------------------------------------
   Ending unit value - Dec. 31            13.626341    10.450529    10.163437   11.231071
-----------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                          36%           5%        2%(b)         12%
==========================================================================================

  *  An annualized rate of return cannot be determined as:
      (a)This is the change for the period indicated; and
      (b)This investment option was not being utilized for the entire period indicated.




See note 3.
--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Nationwide Life and Annuity Insurance Company:

We have audited the accompanying balance sheets of Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of Nationwide Life Insurance Company, as of December 31, 1996 and 1995, and the related statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Insurance Company as of December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1996, in conformity with generally accepted accounting principles.

In 1994, the Company adopted the provisions of the Financial Accounting Standards Board's Statement of Financial Accounting Standards No. 115, Accounting for Certain Investments in Debt and Equity Securities.

                                                  KPMG Peat Marwick LLP


Columbus, Ohio
January 31, 1997

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                                 Balance Sheets

                           December 31, 1996 and 1995
                                ($000's omitted)


                           Assets                                                         1996         1995
                           ------                                                      ----------    -------
Investments (notes 4, 7 and 8):
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $640,303 in 1996; $539,214 in 1995)              $  648,076    555,751
      Equity securities (cost $10,854 in 1996; $10,256 in 1995)                            12,254     11,407
   Mortgage loans on real estate, net                                                     150,997    104,736
   Real estate, net                                                                         1,090      1,117
   Policy loans                                                                               126         94
   Short-term investments (note 12)                                                           492      4,844
                                                                                       ----------    -------
                                                                                          813,035    677,949
                                                                                       ----------    -------
Cash                                                                                        4,296         --
Accrued investment income                                                                   9,189      8,464
Deferred policy acquisition costs                                                          16,168     23,405
Deferred federal income tax (note 6)                                                        4,735         --
Other assets                                                                               32,747        208
Assets held in Separate Accounts (note 7)                                                 486,251    257,556
                                                                                       ----------    -------
                                                                                       $1,366,421    967,582
                                                                                       ==========    =======
            Liabilities and Shareholder's Equity
            ------------------------------------
Future policy benefits and claims (notes 5 and 7)                                      $   80,720    621,280
Funds withheld under coinsurance agreement with affiliate (note 12)                       679,571         --
Accrued federal income tax (note 6):
   Current                                                                                  7,914        708
   Deferred                                                                                    --      2,830
                                                                                       ----------    -------
                                                                                            7,914      3,538
                                                                                       ----------    -------
Other liabilities                                                                          27,928      5,031
Liabilities related to Separate Accounts (note 7)                                         486,251    257,556
                                                                                       ----------    -------
                                                                                        1,282,384    887,405
                                                                                       ----------    -------
Commitments (notes 7 and 8)

Shareholder's equity (notes 3, 4 and 11):
   Capital shares, $40 par value.  Authorized, issued and outstanding 66,000 shares         2,640      2,640
   Additional paid-in capital                                                              52,960     52,960
   Retained earnings                                                                       25,209     20,123
   Unrealized gains on securities available-for-sale, net                                   3,228      4,454
                                                                                       ----------    -------
                                                                                           84,037     80,177
                                                                                       ----------    -------
                                                                                       $1,366,421    967,582
                                                                                       ==========    =======

See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                              Statements of Income

                  Years ended December 31, 1996, 1995 and 1994
                                ($000's omitted)


                                                                               1996        1995        1994
                                                                             --------     -------     -------
Revenues (note 13):
   Investment product and universal life insurance product policy charges    $  6,656       4,322       3,601
   Traditional life insurance premiums                                            246         674         311
   Net investment income (note 4)                                              51,045      49,108      45,030
   Realized losses on investments (note 4)                                         (3)       (702)       (625)
                                                                             --------     -------     -------
                                                                               57,944      53,402      48,317
                                                                             --------     -------     -------
Benefits and expenses:
   Benefits and claims                                                         35,524      34,180      29,870
   Amortization of deferred policy acquisition costs                            7,380       5,508       6,940
   Other operating expenses (note 12)                                           7,247       6,567       6,320
                                                                             --------     -------     -------
                                                                               50,151      46,255      43,130
                                                                             --------     -------     -------
      Income before federal income tax expense                                  7,793       7,147       5,187
                                                                             --------     -------     -------
Federal income tax expense (benefit) (note 6):
   Current                                                                      9,612       2,012       2,103
   Deferred                                                                    (6,905)        361        (244)
                                                                             --------     -------     -------
                                                                                2,707       2,373       1,859
                                                                             --------     -------     -------
      Net income                                                             $  5,086       4,774       3,328
                                                                             ========     =======     =======

See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                       Statements of Shareholder's Equity

                  Years ended December 31, 1996, 1995 and 1994
                                ($000's omitted)


                                                                                                    Unrealized
                                                                                                   gains (losses)
                                                                     Additional                    on securities        Total
                                                       Capital        paid-in         Retained     available-for-    shareholder's
                                                       shares         capital         earnings       sale, net          equity
                                                       -------       ----------       --------     --------------    -------------
1994:
   Balance, beginning of year                          $2,640          43,960          12,021              38            58,659
   Capital contribution                                    --           9,000              --              --             9,000
   Net income                                              --              --           3,328              --             3,328
   Adjustment for change in accounting for
      certain investments in debt and equity
      securities, net (note 3)                             --              --              --           4,698             4,698
   Unrealized losses on securities available-
      for-sale, net                                        --              --              --          (8,439)           (8,439)
                                                       ------          ------          ------          ------           -------
   Balance, end of year                                $2,640          52,960          15,349          (3,703)           67,246
                                                       ======          ======          ======          ======           =======
1995:
   Balance, beginning of year                           2,640          52,960          15,349          (3,703)           67,246
   Net income                                              --              --           4,774              --             4,774
   Unrealized gains on securities available-
      for-sale, net                                        --              --              --           8,157             8,157
                                                       ------          ------          ------          ------           -------
   Balance, end of year                                $2,640          52,960          20,123           4,454            80,177
                                                       ======          ======          ======          ======           =======
1996:
   Balance, beginning of year                           2,640          52,960          20,123           4,454            80,177
   Net income                                              --              --           5,086              --             5,086
   Unrealized losses on securities available-
      for-sale, net                                        --              --              --          (1,226)           (1,226)
                                                       ------          ------          ------          ------           -------
   Balance, end of year                                $2,640          52,960          25,209           3,228            84,037
                                                       ======          ======          ======          ======           =======

See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                            Statements of Cash Flows

                  Years ended December 31, 1996, 1995 and 1994
                                ($000's omitted)

                                                                               1996         1995        1994
                                                                            ---------     -------     -------
 Cash flows from operating activities:
    Net income                                                              $   5,086       4,774       3,328
    Adjustments to reconcile net income to net cash provided by operating activities:
          Capitalization of deferred policy acquisition costs                 (19,987)     (6,754)     (7,283)
          Amortization of deferred policy acquisition costs                     7,380       5,508       6,940
          Commission and expense allowances under coinsurance
              agreement with affiliate (note 12)                               26,473          --          --
          Amortization and depreciation                                         1,721         878         473
          Realized losses on invested assets, net                                   3         702         625
          Deferred federal income tax (benefit) expense                        (6,905)        361        (244)
          Increase in accrued investment income                                  (725)       (423)       (750)
          (Increase) decrease in other assets                                 (32,539)         62        (126)
          (Decrease) increase in policy liabilities and funds withheld
              on coinsurance agreement with affiliate                          (7,101)        627         926
          Increase (decrease) in accrued federal income tax payable             7,206         698        (254)
          Increase (decrease) in other liabilities                             22,897         368        (505)
                                                                            ---------     -------     -------
             Net cash provided by operating activities                          3,509       6,801       3,130
                                                                            ---------     -------     -------
 Cash flows from investing activities:
    Proceeds from maturity of securities available-for-sale                    73,966      41,729      24,850
    Proceeds from sale of securities available-for-sale                         2,480       3,070      13,170
    Proceeds from maturity of fixed maturity securities held-to-maturity           --      11,251       8,483
    Proceeds from repayments of mortgage loans on real estate                  10,975       8,673       5,733
    Proceeds from sale of real estate                                              --         655          --
    Proceeds from repayments of policy loans                                       23          50           2
    Cost of securities available-for-sale acquired                           (179,671)    (79,140)    (94,130)
    Cost of fixed maturity securities held-to maturity acquired                    --      (8,000)    (15,544)
    Cost of mortgage loans on real estate acquired                            (57,395)    (18,000)    (11,000)
    Cost of real estate acquired                                                   --         (10)        (52)
    Policy loans issued                                                           (55)        (66)        (80)
    Short-term investments, net                                                 4,352      (4,479)      1,407
                                                                            ---------     -------     -------
             Net cash used in investing activities                           (145,325)    (44,267)    (67,161)
                                                                            ---------     -------     -------
 Cash flows from financing activities:
    Proceeds from capital contribution                                             --          --       9,000
    Increase in investment product and universal life insurance
       product account balances                                               235,286      79,523      95,254
    Decrease in investment product and universal life insurance
       product account balances                                               (89,174)    (42,057)    (40,223)
                                                                            ---------     -------     -------
             Net cash provided by financing activities                        146,112      37,466      64,031
                                                                            ---------     -------     -------
 Net increase in cash                                                           4,296          --          --

 Cash, beginning of year                                                           --          --          --
                                                                            ---------     -------     -------
 Cash, end of year                                                          $   4,296          --          --
                                                                            =========     =======     =======

See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                          Notes to Financial Statements

                        December 31, 1996, 1995 and 1994
                                ($000's omitted)

(1)   Organization and Description of Business

      Nationwide Life and Annuity Insurance Company (the Company) is a wholly owned subsidiary of Nationwide Life Insurance Company (NLIC).

      The Company sells primarily fixed and variable rate annuities through banks and other financial institutions. In addition, the Company sells universal life and other interest-sensitive life insurance products and is subject to competition from other financial services providers throughout the United States. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

      The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those currently recorded in the financial statements. The Company mitigates this risk by operating throughout the United States, thus reducing its exposure to any single jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         Credit Risk is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining credit and collection policies and by providing for any amounts deemed uncollectible.

         Interest Rate Risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

(2)   Summary of Significant Accounting Policies

      The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which differ from statutory accounting practices prescribed or permitted by regulatory authorities. An Annual Statement, filed with the Department of Insurance of the State of Ohio (the Department), is prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

      In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



      The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

      (a)   Valuation of Investments and Related Gains and Losses

         The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1996 or 1995.

         Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate are included in interest income in the period received.

         Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

         Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

      (b)   Revenues and Benefits

         Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual variable and fixed annuities and annuities without life contingencies. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

         Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


      (c)   Deferred Policy Acquisition Costs

         The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(a).

      (d)   Separate Accounts

         Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the statements of income and cash flows except for the fees the Company receives.

      (e)   Future Policy Benefits

         Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

      (f)   Federal Income Tax

         The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC). The members of the consolidated tax return group have a tax sharing agreement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

         The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

      (g)   Reinsurance Ceded

         Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

      (h)   Statements of Cash Flows

         The Company routinely invests its available cash balances in highly liquid, short-term investments with affiliated companies. See note 12. As such, the Company had no cash balance as of December 31, 1995 and 1994.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


      (i)   Reclassification

         Certain items in the 1995 and 1994 financial statements have been reclassified to conform to the 1996 presentation.


(3)   Change in Accounting Principle

      Effective January 1, 1994, the Company changed its method of accounting for certain investments in debt and equity securities in connection with the issuance of Statement of Financial Accounting Standards (SFAS) No. 115 Accounting for Certain Investments in Debt and Equity Securities. As of January 1, 1994, the Company classified fixed maturity securities with amortized cost and fair value of $380,974 and $399,556, respectively, as available-for-sale and recorded the securities at fair value. Previously, these securities were recorded at amortized cost. The effect as of January 1, 1994, has been recorded as a direct credit to shareholder's equity as follows:

         Excess of fair value over amortized cost of fixed maturity
            securities available-for-sale                                         $ 18,582
         Adjustment to deferred policy acquisition costs                           (11,355)
         Deferred federal income tax                                                (2,529)
                                                                                  --------
                                                                                  $  4,698
                                                                                  ========

(4)   Investments

      The amortized cost and estimated fair value of securities available-for-sale were as follows as of December 31, 1996 and 1995:

                                                                                      Gross         Gross
                                                                       Amortized    unrealized    unrealized     Estimated
         1996:                                                           cost         gains         losses      fair value
                                                                       ---------    ----------    ----------    ----------
           Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               government corporations and agencies                    $  3,695            7            (78)        3,624
             Obligations of states and political subdivisions               269           --             (2)          267
             Debt securities issued by foreign governments                6,129          133             (8)        6,254
             Corporate securities                                       393,371        5,916         (1,824)      397,463
             Mortgage-backed securities                                 236,839        4,621           (992)      240,468
                                                                       --------      -------       --------       -------
                 Total fixed maturity securities                        640,303       10,677         (2,904)      648,076
           Equity securities                                             10,854        1,540           (140)       12,254
                                                                       --------      -------       --------       -------
                                                                       $651,157       12,217         (3,044)      660,330
                                                                       ========      =======       ========       =======
         1995:
           Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               government corporations and agencies                    $  3,492           18             --         3,510
             Obligations of states and political subdivisions               271           --             (1)          270
             Debt securities issued by foreign governments                6,177          301             --         6,478
             Corporate securities                                       332,425       10,116           (925)      341,616
             Mortgage-backed securities                                 196,849        7,649           (621)      203,877
                                                                       --------      -------       --------       -------
                 Total fixed maturity securities                        539,214       18,084         (1,547)      555,751
           Equity securities                                             10,256        1,151             --        11,407
                                                                       --------      -------       --------       -------
                                                                       $549,470       19,235         (1,547)      567,158
                                                                       ========      =======       ========       =======

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


      The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1996, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                               Amortized        Estimated
                                                                  cost          fair value
                                                               ---------        ----------
         Fixed maturity securities available-for-sale:
            Due in one year or less                             $ 43,219           43,441
            Due after one year through five years                198,045          200,453
            Due after five years through ten years               121,820          122,595
            Due after ten years                                   40,380           41,119
                                                                --------          -------
                                                                 403,464          407,608
         Mortgage-backed securities                              236,839          240,468
                                                                --------          -------
                                                                $640,303          648,076
                                                                ========          =======

      The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

                                                              1996              1995
                                                            -------           -------
         Gross unrealized gains                             $ 9,173            17,688
         Adjustment to deferred policy acquisition
            costs                                            (4,207)          (10,836)
         Deferred federal income tax                         (1,738)           (2,398)
                                                            -------           -------
                                                            $ 3,228             4,454
                                                            =======           =======

      An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:

                                              1996        1995       1994
                                            --------     ------    -------
         Securities available-for-sale:
            Fixed maturity securities       $ (8,764)    30,647    (32,692)
            Equity securities                    249      1,283       (190)
         Fixed maturity securities
            held-to-maturity                      --      3,941     (8,407)
                                            --------     ------    -------
                                            $ (8,515)    35,871    (41,289)
                                            ========     ======    =======

      Proceeds from the sale of securities available-for-sale during 1996, 1995 and 1994 were $2,480, $3,070 and $13,170, respectively. During 1996, gross gains of $181 ($64 and $373 in 1995 and 1994, respectively) and no gross losses ($6 and $73 in 1995 and 1994, respectively) were realized on those sales.

      During 1995, the Company transferred fixed maturity securities classified as held-to-maturity with amortized cost of $2,000 to available-for-sale securities due to evidence of a significant deterioration in the issuer's creditworthiness. The transfer of those fixed maturity securities resulted in a gross unrealized loss of $600.

      As permitted by the Financial Accounting Standards Board's Special Report, A Guide to Implementation of Statement 115 on Accounting for Certain Investments in Debt and Equity Securities, issued in November 1995, the Company transferred all of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 14, 1995, the date of transfer, the fixed maturity securities had amortized cost of $77,405, resulting in a gross unrealized gain of $1,709.

      The Company has no investments which were non-income producing for the twelve month period preceding December 31, 1996 ($996 of fixed maturity securities in 1995).

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


      Real estate is presented at cost less accumulated depreciation of $108 as of December 31, 1996 ($81 as of December 31, 1995) and valuation allowances of $229 as of December 31, 1996 ($229 as of December 31, 1995).

      The recorded investment of mortgage loans on real estate considered to be impaired (under SFAS No. 114 - Accounting by Creditors for Impairment of a Loan as amended by SFAS No. 118 - Accounting by Creditors for Impairment of a Loan-Income Recognition and Disclosure) as of December 31, 1996 was $955 ($966 as of December 31, 1995), which includes $955 (none as of December 31, 1995) of impaired mortgage loans on real estate for which the related valuation allowance was $184 (none as of December 31, 1995) and none ($966 as of December 31, 1995) of impaired mortgage loans on real estate for which there was no valuation allowance. During 1996, the average recorded investment in impaired mortgage loans on real estate was approximately $964 ($242 in 1995) and interest income recognized on those loans was $16 (none in 1995), which is equal to interest income recognized using a cash-basis method of income recognition.

      Activity in the valuation allowance account for mortgage loans on real estate is summarized for the year ended December 31, 1996:

                                                     1996    1995
                                                     ----    ----
         Allowance, beginning of year                $750     860
              Additional charged to operations        184      --
              Reduction of the allowance credited
                to operations                          --    (110)
                                                     ----    ----
         Allowance, end of year                      $934     750
                                                     ====    ====

      An analysis of investment income by investment type follows for the years ended December 31:

                                                1996      1995      1994
                                              -------    ------    ------
         Gross investment income:
            Securities available-for-sale:
               Fixed maturity securities      $40,552    35,093    36,720
               Equity securities                  598       713        16
            Fixed maturity securities
               held-to-maturity                    --     4,530       540
            Mortgage loans on real estate       9,991     9,106     8,437
            Real estate                           214       273       175
            Short-term investments                507       348       207
            Other                                  57        41        19
                                              -------    ------    ------
                   Total investment income     51,919    50,104    46,114
         Less: investment expenses                874       996     1,084
                                              -------    ------    ------
                   Net investment income      $51,045    49,108    45,030
                                              =======    ======    ======

      An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

                                                            1996     1995     1994
                                                           -----     ----     ----
           Fixed maturity securities available-for-sale    $ 181     (822)     260
           Mortgage loans on real estate                    (184)     110     (832)
           Real estate and other                              --       10      (53)
                                                           -----     ----     ----
                                                           $  (3)    (702)    (625)
                                                           =====     ====     ====

      Fixed maturity securities with an amortized cost of $3,403 and $2,806 as of December 31, 1996 and 1995, respectively, were on deposit with various regulatory agencies as required by law.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(5)   Future Policy Benefits

      The liability for future policy benefits for investment contracts has been established based on policy terms, interest rates and various contract provisions. The average interest rate credited on investment product policies was approximately 5.6%, 5.6% and 5.3% for the years ended December 31, 1996, 1995 and 1994, respectively.


(6)   Federal Income Tax

      The tax effects of temporary differences that give rise to significant components of the net deferred tax asset (liability) as of December 31, 1996 and 1995 are as follows:

                                                               1996         1995
                                                             --------     -------
         Deferred tax assets:
            Liabilities in Separate Accounts                 $  5,311       3,445
            Future policy benefits                              1,070       5,249
            Mortgage loans on real estate and real estate         407         338
            Other assets and other liabilities                  3,836         708
                                                             --------     -------
              Total gross deferred tax assets                  10,624       9,740
                                                             --------     -------
         Deferred tax liabilities:
            Fixed maturity securities                           3,268       6,308
            Deferred policy acquisition costs                   2,131       6,262
            Equity securities                                     490          --
                                                             --------     -------
              Total gross deferred tax liabilities              5,889      12,570
                                                             --------     -------
                                                             $  4,735      (2,830)
                                                             ========     =======

      In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. All future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. The Company has determined that valuation allowances are not necessary as of December 31, 1996, 1995 and 1994 based on its analysis of future deductible amounts.

      Total federal income tax expense for the years ended December 31, 1996, 1995 and 1994 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                            1996                 1995                 1994
                                                      ----------------     ----------------     ----------------
                                                       Amount       %       Amount       %       Amount       %
                                                      -------     ----     -------     ----     -------     ----
         Computed (expected) tax expense              $ 2,728     35.0     $ 2,501     35.0     $ 1,815     35.0
         Tax exempt interest and dividends
            received deduction                           (175)    (2.3)       (150)    (2.1)        (50)    (1.0)
         Other, net                                       154      2.0          22      0.3          94      1.8
                                                      -------     ----     -------     ----     -------     ----
               Total (effective rate of each year)    $ 2,707     34.7     $ 2,373     33.2     $ 1,859     35.8
                                                      =======     ====     =======     ====     =======     ====

      Total federal income tax paid was $2,335, $1,314 and $2,357 during the years ended December 31, 1996, 1995 and 1994, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(7)   Disclosures about Fair Value of Financial Instruments

      SFAS No. 107 - Disclosures about Fair Value of Financial Instruments (SFAS
      107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 defines the fair value of a financial instrument as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques.

      These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments. SFAS 107 excludes certain assets and liabilities from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

      Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from SFAS 107 disclosures, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

      The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

      The following methods and assumptions were used by the Company in estimating its fair value disclosures:

         Cash, short-term investments and policy loans: The carrying amount reported in the balance sheets for these instruments approximates their fair value.

         Fixed maturity and equity securities: Fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

         Separate Account assets and liabilities: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand, which includes certain surrender charges.

         Mortgage loans on real estate: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgages in default is the estimated fair value of the underlying collateral.

         Investment contracts: Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

         Policy reserves on life insurance contracts: The estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         Commitments to extend credit: Commitments to extend credit have nominal value because of the short-term nature of such commitments. See note 8.

      Carrying amount and estimated fair value of financial instruments subject to SFAS 107 and policy reserves on life insurance contracts were as follows as of December 31, 1996 and 1995:

                                                                     1996                       1995
                                                           -----------------------    -----------------------
                                                           Carrying     Estimated     Carrying     Estimated
                                                            amount      fair value     amount      fair value
                                                           --------     ----------    --------     ----------
         Assets
         Investments:
            Securities available-for-sale:
               Fixed maturity securities                   $648,076       648,076       555,751       555,751
               Equity securities                             12,254        12,254        11,407        11,407
            Mortgage loans on real estate, net              150,997       152,496       104,736       111,501
            Policy loans                                        126           126            94            94
            Short-term investments                              492           492         4,844         4,844
            Cash                                              4,296         4,296            --            --
         Assets held in Separate Accounts                   486,251       486,251       257,556       257,556

         Liabilities
         Investment contracts                                75,417        72,262       616,984       601,582
         Policy reserves on life insurance contracts          5,303         5,390         4,296         4,520
         Liabilities related to Separate Accounts           486,251       471,125       257,556       246,996

(8)   Additional Financial Instruments Disclosures

      Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the balance sheets.

      Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $19,500 extending into 1997 were outstanding as of December 31, 1996.

      Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 31% (28% in 1995) in any geographic area and no more than 5% (15% in 1995) with any one borrower.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


      The summary below depicts loans by remaining principal balance as of December 31, 1996 and 1995:

                                                                          Apartment
                                   Office      Warehouse      Retail       & other        Total
                                  --------     ---------      ------      ---------     --------
          1996:
            East North Central    $  1,968        2,324        8,203         7,867        20,362
            East South Central          --           --        1,828        11,591        13,419
            Mountain                    --        1,394           --         1,986         3,380
            Middle Atlantic          2,817           --          883         1,990         5,690
            New England              1,993          868        1,944            --         4,805
            Pacific                  3,883       15,779       10,093         9,273        39,028
            South Atlantic           9,926           --       16,209        20,520        46,655
            West North Central       2,000           --           --            --         2,000
            West South Central       3,824           --        1,995        10,847        16,666
                                  --------       ------       ------       -------      --------
                                  $ 26,411       20,365       41,155        64,074       152,005
                                  ========       ======       ======       =======
               Less valuation allowances and unamortized discount                          1,008
                                                                                        --------
                    Total mortgage loans on real estate, net                            $150,997
                                                                                        ========
          1995:
            East North Central    $  1,854          878        8,263         3,940        14,935
            East South Central          --           --        1,877        11,753        13,630
            Mountain                    --           --           --         1,964         1,964
            Middle Atlantic            882        1,820          901            --         3,603
            New England                 --          895        1,963            --         2,858
            Pacific                  1,923        8,600        8,211         8,838        27,572
            South Atlantic           3,953           --        9,928        15,797        29,678
            West North Central          --        1,500           --            --         1,500
            West South Central       3,881          969           --         4,932         9,782
                                  --------       ------       ------       -------      --------
                                  $ 12,493       14,662       31,143        47,224       105,522
                                  ========       ======       ======       =======
               Less valuation allowances and unamortized discount                            786
                                                                                        --------
                    Total mortgage loans on real estate, net                            $104,736
                                                                                        ========

(9)   Pension Plan

      The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one thousand hours of service within a twelve-month period and who have met certain age requirements. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

      Effective January 1, 1995, the plan was amended to provide enhanced benefits for participants who met certain eligibility requirements and elected early retirement no later than March 15, 1995. The entire cost of the enhanced benefit was borne by NMIC and certain of its property and casualty insurance company affiliates.

      Effective December 31, 1995, the Nationwide Insurance Companies and Affiliates Retirement Plan was merged with the Farmland Mutual Insurance Company Employees' Retirement Plan and the Wausau Insurance Companies Pension Plan to form the Nationwide Insurance Enterprise Retirement Plan. Immediately prior to the merger, the plans were amended to provide consistent benefits for service after January 1, 1996. These amendments had no significant impact on the accumulated benefit obligation or projected benefit obligation as of December 31, 1995.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


      Pension costs charged to operations by the Company during the years ended December 31, 1996, 1995 and 1994 were $189, $214 and $265, respectively.

      The net periodic pension cost for the Nationwide Insurance Enterprise Retirement Plan as a whole for the year ended December 31, 1996 and for the Nationwide Insurance Companies and Affiliates Retirement Plan as a whole for the years ended December 31, 1995 and 1994 follows:

                                                                    1996            1995           1994
                                                                 ---------        --------        -------
          Service cost (benefits earned during the period)       $  75,466          64,524         64,740
          Interest cost on projected benefit obligation            105,511          95,283         73,951
          Actual return on plan assets                            (210,583)       (249,294)       (21,495)
          Net amortization and deferral                            101,795         143,353        (62,150)
                                                                 ---------        --------        -------
                                                                 $  72,189          53,866         55,046
                                                                 =========        ========        =======

      Basis for measurements, net periodic pension cost:

                                                                1996        1995        1994
                                                              -------     -------     -------
          Weighted average discount rate                         6.00%       7.50%       5.75%
          Rate of increase in future compensation levels         4.25%       6.25%       4.50%
          Expected long-term rate of return on plan assets       6.75%       8.75%       7.00%

      Information regarding the funded status of the Nationwide Insurance Enterprise Retirement Plan as a whole as of December 31, 1996 and 1995 follows:

                                                                               1996           1995
                                                                           -----------     ----------
          Accumulated benefit obligation:
             Vested                                                        $ 1,338,554      1,236,730
             Nonvested                                                          11,149         26,503
                                                                           -----------     ----------
                                                                           $ 1,349,703      1,263,233
                                                                           ===========     ==========
          Net accrued pension expense:
             Projected benefit obligation for services rendered to date    $ 1,847,828      1,780,616
             Plan assets at fair value                                       1,947,933      1,738,004
                                                                           -----------     ----------
                Plan assets in excess of (less than) projected benefit
                   obligation                                                  100,105        (42,612)
             Unrecognized prior service cost                                    37,870         42,845
             Unrecognized net gains                                           (201,952)       (63,130)
             Unrecognized net asset at transition                               37,158         41,305
                                                                           -----------     ----------
                                                                           $   (26,819)       (21,592)
                                                                           ===========     ==========

      Basis for measurements, funded status of plan:

                                                                               1996           1995
                                                                           -----------     ----------
          Weighted average discount rate                                       6.50%          6.00%
          Rate of increase in future compensation levels                       4.75%          4.25%

      Assets of the Nationwide Insurance Enterprise Retirement Plan are invested in group annuity contracts of NLIC and Employers Life Insurance Company of Wausau, a wholly owned subsidiary of NLIC.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(10)  Postretirement Benefits Other Than Pensions

      In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

      The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation, however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

      The Company's accrued postretirement benefit expense as of December 31, 1996 and 1995 was $840 and $808, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1996, 1995 and 1994 was $78, $66 and $119, respectively.

      The amount of NPPBC for the plan as a whole for the years ended December 31, 1996, 1995 and 1994 was as follows:

                                                                                     1996         1995        1994
                                                                                   --------     -------     -------
         Service cost (benefits attributed to employee service during the year)    $  6,541       6,235       8,586
         Interest cost on accumulated postretirement benefit obligation              13,679      14,151      14,011
         Actual return on plan assets                                                (4,348)     (2,657)     (1,622)
         Amortization of unrecognized transition obligation of affiliates               173       2,966         568
         Net amortization and deferral                                                1,830      (1,619)      1,622
                                                                                   --------     -------     -------
                                                                                   $ 17,875      19,076      23,165
                                                                                   ========     =======     =======

      Information regarding the funded status of the plan as a whole as of December 31, 1996 and 1995 follows:

                                                                                         1996         1995
                                                                                      ---------     --------
         Accrued postretirement benefit expense:
            Retirees                                                                  $  92,954       88,680
            Fully eligible, active plan participants                                     23,749       28,793
            Other active plan participants                                               83,986       90,375
                                                                                      ---------     --------
               Accumulated postretirement benefit obligation (APBO)                     200,689      207,848
            Plan assets at fair value                                                    63,044       54,325
                                                                                      ---------     --------
               Plan assets less than accumulated postretirement benefit obligation     (137,645)    (153,523)
            Unrecognized transition obligation of affiliates                              1,654        1,827
            Unrecognized net gains                                                      (23,225)      (1,038)
                                                                                      ---------     --------
                                                                                      $(159,216)    (152,734)
                                                                                      =========     ========

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


      Actuarial assumptions used for the measurement of the APBO as of December 31, 1996 and 1995 and the NPPBC for 1996, 1995 and 1994 were as follows:

                                                   1996        1996        1995       1995         1994
                                                   APBO        NPPBC       APBO       NPPBC        NPPBC
                                                 --------    --------    --------    --------    --------
         Discount rate                               7.25%       6.65%       6.75%       8.00%       7.00%
         Long-term rate of return on plan
             assets, net of tax                        --        4.80%         --        8.00%        N/A
         Assumed health care cost trend rate:
             Initial rate                           11.00%      11.00%      11.00%      10.00%      12.00%
             Ultimate rate                           6.00%       6.00%       6.00%       6.00%       6.00%
             Uniform declining period            12 Years    12 Years    12 Years    12 Years    12 Years

      The health care cost trend rate assumption has an effect on the amounts reported. For the plan as a whole, a one percentage point increase in the assumed health care cost trend rate would increase the APBO as of December 31, 1996 by $701 and the NPPBC for the year ended December 31, 1996 by $83.

(11)  Regulatory Risk-Based Capital and Dividend Restriction

      Ohio, the Company's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements.

      The statutory capital shares and surplus of the Company as reported to regulatory authorities as of December 31, 1996, 1995 and 1994 was $71,390, $54,978 and $48,947, respectively. The statutory net income of the Company as reported to regulatory authorities for the years ended December 31, 1996, 1995 and 1994 was $670, $8,023 and $6,173, respectively.

      The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 1996, the maximum amount available for dividend payment from the Company to its shareholder without prior approval of the Department is $7,139.

      The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and stockholder dividends in the future.


(12)  Transactions With Affiliates

      The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1996, 1995 and 1994, the Company made lease payments to NMIC and its subsidiaries of $410, $287 and $341, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


      Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $2,682, $2,596 and $2,503 in 1996, 1995 and 1994, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the inter-company agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $2,275 and $1,186 as of December 31, 1996 and 1995, respectively.

      Effective December 31, 1996, the Company entered into an intercompany reinsurance agreement with NLIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are ceded on a 100% coinsurance with funds withheld basis. Under 100% coinsurance with funds withheld agreements, invested assets are retained by the ceding company and liabilities for future policy benefits are transferred to the assuming company. In addition, net investment earnings on the invested assets retained by the ceding company are to be paid to the assuming company. Under terms of the Company's agreement, the investment risk associated with changes in interest rates is borne by NLIC. Risk of asset default is retained by the Company, although a fee is paid by NLIC to the Company for the Company's retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. The Company believes that the terms of the 100% coinsurance with funds withheld agreement are consistent in all material respects with what the Company could have obtained with unaffiliated parties.

      The Company has recorded a liability equal to the amount due to NLIC as of December 31, 1996 for $679,571, which represents the future policy benefits of the fixed individual deferred annuity contracts ceded. In consideration for the initial inforce business reinsured, NLIC agreed to pay the Company $26,473 in commission and expense allowances which were applied to the Company's deferred policy acquisition costs as of December 31, 1996. No significant gain or loss was recognized as a result of the agreement.

      The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC) and California Cash Management Company
      (CCMC), both affiliates, under which NCMC and CCMC act as common agents in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC and CCMC were $492 and $4,844 as of December 31, 1996 and 1995, respectively, and are included in short-term investments on the accompanying balance sheets.

      Certain annuity products are sold through an affiliated company, which is a subsidiary of Nationwide Corporation. Total commissions paid to the affiliate for the three years ended December 31, 1996 were $14,644, $5,949 and $6,633, respectively.

(13)  Segment Information

      The Company has three primary segments: Variable Annuities, Fixed Annuities and Life Insurance. The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by an affiliated company and independent investment managers, with the investment returns accumulating on a tax-deferred basis. The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. The Life Insurance segment consists of insurance products that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis. In addition, the Company reports corporate expenses and investments, and the related investment income supporting capital not specifically allocated to its product segments in a Corporate and Other segment. In addition, all realized gains and losses are reported in the Corporate and Other segment.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


      During 1996, the Company changed its reporting segments to better reflect the way the businesses are managed. Prior periods have been restated to reflect these changes.

      The following table summarizes the revenues and income (loss) before federal income tax expense for the years ended December 31, 1996, 1995 and 1994 and assets as of December 31, 1996, 1995 and 1994, by business segment.

                                                                  1996          1995         1994
                                                              -----------     --------     --------
          Revenues:
             Variable Annuities                               $     4,591        2,927        2,435
             Fixed Annuities                                       51,643       50,056       44,812
             Life Insurance                                           165          185          179
             Corporate and Other                                    1,545          234          891
                                                              -----------     --------     --------
                                                              $    57,944       53,402       48,317
                                                              ===========     ========     ========
          Income (loss) before federal income tax expense:
             Variable Annuities                                     1,094        1,196          658
             Fixed Annuities                                        5,156        5,633        5,093
             Life Insurance                                            (1)        (381)        (990)
             Corporate and Other                                    1,544          699          426
                                                              -----------     --------     --------
                                                              $     7,793        7,147        5,187
                                                              ===========     ========     ========
          Assets:
             Variable Annuities                                   503,111      267,097      185,332
             Fixed Annuities                                      787,682      643,313      606,696
             Life Insurance                                         2,597        2,665        2,677
             Corporate and Other                                   73,031       54,507       38,335
                                                              -----------     --------     --------
                                                              $ 1,366,421      967,582      833,040
                                                              ===========     ========     ========

                                                                      SCHEDULE I

                NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
       (a wholly owned subsidiary of Nationwide Life Insurance Company)

                            Summary of Investments -
                    Other Than Investments in Related Parties

                             As of December 31, 1996
                                ($000's omitted)


-------------------------------------------                          --------      ------------    ---------------
                 Column A                                            Column B        Column C         Column D
-------------------------------------------                          --------      ------------    ---------------
                                                                                                   Amount at which
                                                                                                    shown in the
            Type of Investment                                         Cost        Market value     balance sheet
-------------------------------------------                          --------      ------------    ---------------
Fixed maturity securities available-for-sale:
   Bonds:
      U.S. Government and government agencies and authorities        $239,737        243,310           243,310
      States, municipalities and political subdivisions                   269            267               267
      Foreign governments                                               6,129          6,254             6,254
      Public utilities                                                 89,884         90,885            90,885
      All other corporate                                             304,284        307,360           307,360
                                                                     --------        -------           -------
          Total fixed maturity securities available-for-sale          640,303        648,076           648,076
                                                                     --------        -------           -------

Equity securities available-for-sale:
   Common stocks:
      Industrial, miscellaneous and all other                          10,854         12,254            12,254
                                                                     --------        -------           -------
          Total equity securities available-for-sale                   10,854         12,254            12,254
                                                                     --------        -------           -------

Mortgage loans on real estate, net                                    151,931                          150,997(1)
Real estate, net:
   Investment properties                                                  855                              540(1)
   Acquired in satisfaction of debt                                       573                              550(1)
Policy loans                                                              126                              126
Short-term investments                                                    492                              492
                                                                     --------                          -------
          Total investments                                          $805,134                          813,035
                                                                     ========                          =======

----------

(1) Difference from Column B is primarily due to valuation allowances due to impairments on mortgage loans on real estate and due to accumulated depreciation and valuation allowances due to impairments on real estate. See note 4 to the financial statements.



See accompanying independent auditors' report.

                                                                    SCHEDULE III

                NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
       (a wholly owned subsidiary of Nationwide Life Insurance Company)

                       Supplemental Insurance Information

                     As of December 31, 1996, 1995 and 1994
                      and for each of the years then ended
                                ($000's omitted)

-------------------------------  ---------------     -----------------------   -----------------  ----------------  --------
       Column A                      Column B               Column C              Column D           Column E       Column F
-------------------------------  ---------------     -----------------------   -----------------  ----------------  --------
                                 Deferred policy     Future policy benefits,                       Other policy
                                   acquisition         losses, claims and      Unearned premiums    claims and       Premium
        Segment                       costs               loss expenses              (1)          benefits payable   revenue
-------------------------------  ---------------     -----------------------   -----------------  ----------------  --------
1996: Variable Annuities             $ 17,335                    --                                        --             --
      Fixed Annuities                   2,691                78,947                                        --            246
      Life Insurance                      349                 1,773                                        --             --
      Corporate and Other              (4,207)                   --                                        --             --
                                     --------               -------                                   -------        -------
             Total                   $ 16,168                80,720                                        --            246
                                     ========               =======                                   =======        =======
1995: Variable Annuities                9,966                    --                                        --             --
      Fixed Annuities                  23,913               619,400                                        --            674
      Life Insurance                      360                 1,880                                        --             --
      Corporate and Other             (10,834)                   --                                        --             --
                                     --------               -------                                   -------        -------
             Total                   $ 23,405               621,280                                        --            674
                                     ========               =======                                   =======        =======

1994: Variable Annuities                7,760                    --                                        --             --
      Fixed Annuities                  25,344               581,352                                        --            311
      Life Insurance                      481                 1,836                                        --             --
      Corporate and Other               7,955                    --                                        --             --
                                     --------               -------                                   -------        -------
             Total                   $ 41,540               583,188                                        --            311
                                     ========               =======                                   =======        =======

-----------------------------     -------------    ---------     ------------       ---------    --------
       Column A                      Column G       Column H       Column I          Column J    Column K
-----------------------------     -------------    ---------     ------------       ---------    --------
                                                    Benefits,    Amortization
                                                     claims,     of deferred          Other
                                  Net investment   losses and       policy          operating
                                      income       settlement    acquisition         expenses    Premiums
        Segment                         (2)         expenses        costs              (2)        written
-----------------------------     -------------    ---------     ------------       ---------    --------
1996: Variable Annuities             $   (849)            238          1,473           1,786             --
      Fixed Annuities                  50,197          35,193          5,888           5,407             --
      Life Insurance                      149              93             19              54             --
      Corporate and Other               1,548              --             --              --             --
                                     --------         -------        -------         -------        -------
             Total                   $ 51,045          35,524          7,380           7,247             --
                                     ========         =======        =======         =======        =======

1995: Variable Annuities                 (450)            107            739             886             --
      Fixed Annuities                  48,454          33,974          5,211           5,238             --
      Life Insurance                      169              99             24             443             --
      Corporate and Other                 935              --           (466)             --             --
                                     --------         -------        -------         -------        -------
             Total                   $ 49,108          34,180          5,508           6,567             --
                                     ========         =======        =======         =======        =======

1994: Variable Annuities                 (229)             86            464           1,227             --
      Fixed Annuities                  43,569          29,694          6,002           4,022             --
      Life Insurance                      173              90              8           1,071             --
      Corporate and Other               1,517              --            466              --             --
                                     --------         -------        -------         -------        -------
             Total                   $ 45,030          29,870          6,940           6,320             --
                                     ========         =======        =======         =======        =======

----------

(1)  Unearned premiums are included in Column C amounts.

(2) Allocations of net investment income and certain general expenses are based on a number of assumptions and estimates, and reported operating results would change by segment if different methods were applied.


See accompanying independent auditors' report.

                                                                     SCHEDULE IV

                NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
       (a wholly owned subsidiary of Nationwide Life Insurance Company)

                                   Reinsurance

                     As of December 31, 1996, 1995 and 1994
                      and for each of the years then ended
                                ($000's omitted)

-------------------------------  ------------   ---------  ----------  ----------   ----------
        Column A                  Column B      Column C    Column D   Column E      Column F
-------------------------------  ------------   ---------  ----------  ----------   ----------
                                                                                    Percentage
                                                Ceded to    Assumed                  of amount
                                                  other    from other                 assumed
                                 Gross amount   companies  companies   Net amount     to net
                                 ------------   ---------  ----------  ----------   ----------
1996:
Life Insurance in force            $ 7,221            463         --       6,758         0.0%
                                   =======        =======    =======     =======     =======

Premiums:
   Life insurance                      246             --         --         246         0.0%
                                   -------        -------    -------     -------     -------
          Total                    $   246             --         --         246         0.0%
                                   =======        =======    =======     =======     =======

1995:
Life Insurance in force            $ 8,186            468         --       7,718         0.0%
                                   =======        =======    =======     =======     =======

Premiums:
   Life insurance                      674             --         --         674         0.0%
                                   -------        -------    -------     -------     -------
          Total                    $   674             --         --         674         0.0%
                                   =======        =======    =======     =======     =======


1994:
Life Insurance in force            $ 8,298             14         --       8,284         0.0%
                                   =======        =======    =======     =======     =======

Premiums:
   Life Insurance                      311             --         --         311         0.0%
                                   -------        -------    -------     -------     -------
          Total                    $   311             --         --         311         0.0%
                                   =======        =======    =======     =======     =======

----------

Note: The life insurance caption represents premiums from life-contingent immediate annuities and excludes deposits on investment products and universal life insurance products.


See accompanying independent auditors' report.

                                                                      SCHEDULE V

                NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
       (a wholly owned subsidiary of Nationwide Life Insurance Company)

                        Valuation and Qualifying Accounts

                  Years ended December 31, 1996, 1995 and 1994
                                ($000's omitted)

-----------------------------------------------------     -----------      --------------------------   ----------   --------
            Column A                                       Column B                  Column C             Column D   Column E
-----------------------------------------------------     -----------      --------------------------   ----------   --------
                                                            Balance         Charged                                  Balance
                                                              at            to costs        Charged                   at end
                                                           beginning          and           to other     Deductions     of
           Description                                     of period        expenses        accounts        (1)       period
-----------------------------------------------------     -----------      ---------        ---------   ----------   --------
1996:
Valuation allowances - mortgage loans on real estate         $   750             184               --          --         934
Valuation allowances - real estate                               229              --               --          --         229
                                                             -------         -------          -------     -------     -------
     Total                                                   $   979             184               --          --       1,163
                                                             =======         =======          =======     =======     =======


1995:
Valuation allowances - fixed maturity securities                  --             996               --         996          --
Valuation allowances - mortgage loans on real estate             860            (110)              --          --         750
Valuation allowances - real estate                               472            (243)              --          --         229
                                                             -------         -------          -------     -------     -------
     Total                                                   $ 1,332             643               --         996         979
                                                             =======         =======          =======     =======     =======


1994:
Valuation allowances - mortgage loans on real estate             360             831               --         331         860
Valuation allowances - real estate                               419              53               --          --         472
                                                             -------         -------          -------     -------     -------
     Total                                                   $   779             884               --         331       1,332
                                                             =======         =======          =======     =======     =======

----------

(1) Amounts represent direct write-downs charged against the valuation allowance.


See accompanying independent auditors' report.

PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a) Financial Statements:                                        Page


             (1) Financial statements and schedule included
                 in Prospectus
                 (Part A):                                                 14

             (2) Financial statements and schedule included
                 in Part B as required:                                    58

         Nationwide VA Separate Account-B:

                 Independent Auditors' Report.                             58

                 Statement of Assets, Liabilities and Contract             59
                 Owners' Equity as of December 31, 1996

                 Statement of Operations and Changes in                    61
                 Contract Owners' Equity for the period
                 February 1, 1996 (commencement of
                 operations) through Dec. 31, 1996.

                 Notes to Financial Statements.                            62

                 Schedule of Changes in Unit Value.                        67

         Nationwide Life and Annuity Insurance Company:

                 Independent Auditors' Report.                             70

                 Balance Sheets as of December 71 31, 1996 and 1995.

                 Statements of Income for the                              72
                 years ended December 31, 1996, 1995 and
                 1994.

                 Statements of Shareholder's                               73
                 Equity for the years ended December 31,
                 1996, 1995 and 1994.

                 Statements of Cash Flows for                              74
                 the years ended December 31, 1996, 1995
                 and 1994.

                 Notes to Financial Statements.                            75

                 Schedule I - Summary of Investments - Other
                 Than Investments in Related Parties                      108

                 Schedule III - Supplementary Insurance Information       109

                 Schedule IV - Reinsurance                                110

                 Schedule V - Valuation and Qualifying Accounts           111



                                    94 of 112

Item 24. (b) Exhibits

                   (1)  Resolution of the Depositor's Board of               *
                        Directors authorizing the establishment of the Registrant.

                   (2)  Not Applicable                                       *

                   (3)  Underwriting or Distribution of contracts            *
                        between the Registrant and Principal
                        Underwriter.

                   (4)  The form of the variable annuity contract            *

                   (5)  Variable Annuity Application                         *

                   (6)  Articles of Incorporation of Depositor -             *

                   (7)  Not Applicable                                       *

                   (8)  Not Applicable                                       *

                   (9)  Opinion of Counsel                                   *

                  (10)  Not Applicable                                       *

                  (11)  Not Applicable                                       *

                  (12)  Not Applicable                                       *

                  (13)  Performance Advertising Calculation                  *
                        Schedule.

       *Filed previously in connection with this registration statement (SEC File No. 33-86408) on November 14, 1994, and hereby incorporated by reference.


                                    95 of 112

Item 25. Directors and Officers of the Depositor

          Name and Principal                     Positions and Offices
           Business Address                         With Depositor

         Lewis J. Alphin                                Director
         519 Bethel Church Road
         Mount Olive, NC  28365

         Keith W. Eckel                                 Director
         1647 Falls Road
         Clarks Summit, PA 18411

         Willard J. Engel                               Director
         1100 East Main Street
         Marshall, MN 56258

         Fred C. Finney                                 Director
         1558 West Moreland Road
         Wooster, OH 44691

         Charles L. Fuellgraf, Jr.                      Director
         600 South Washington Street
         Butler, PA  16001

         Joseph J. Gasper                 President and Chief Operating Officer
         One Nationwide Plaza                         and Director
         Columbus, OH  43215


         Henry S. Holloway                           Chairman of the
         1247 Stafford Road                        Board and Director
         Darlington, MD  21034

         Dimon Richard McFerson          Chairman and Chief Executive Officer-
         One Nationwide Plaza                Nationwide Insurance Enterprise
         Columbus, OH  43215                          and Director


         David O. Miller                                Director
         115 Sprague Drive
         Hebron, OH  43025


         C. Ray Noecker                                 Director
         2770 Winchester Southern S.
         Ashville, OH 43103


         James F. Patterson                             Director
         8765 Mulberry Road
         Chesterland, OH  44026


                                    96 of 112

          Name and Principal                     Positions and Offices
           Business Address                         With Depositor

         Arden L. Shisler                               Director
         1356 North Wenger Road
         Dalton, OH  44618

         Robert L. Stewart                              Director
         88740 Fairview Road
         Jewett, OH  43986

         Nancy C. Thomas                                Director
         10835 Georgetown Street NE
         Louisville, OH  44641

         Harold W. Weihl                                Director
         14282 King Road
         Bowling Green, OH  43402

         Gordon E. McCutchan                    Executive Vice President,
         One Nationwide Plaza                  Law and Corporate Services
         Columbus, OH  43215                          and Secretary

         Robert A. Oakley                       Executive Vice President-
         One Nationwide Plaza                    Chief Financial Officer
         Columbus, Ohio  43215


         Robert J. Woodward, Jr.                Executive Vice President
         One Nationwide Plaza                   Chief Investment Officer
         Columbus, OH 43215


         James E. Brock                          Senior Vice President -
         One Nationwide Plaza                    Life Company Operations
         Columbus, OH  43215

         W. Sidney Druen                    Senior Vice President and General
         One Nationwide Plaza                Counsel and Assistant Secretary
         Columbus, OH  43215

         Harvey S. Galloway, Jr.          Senior Vice President-Chief Actuary-
         One Nationwide Plaza                  Life, Health and Annuities
         Columbus, OH  43215

         Richard A. Karas                    Senior Vice President - Sales -
         One Nationwide Plaza                      Financial Services
         Columbus, OH  43215


         Michael D. Bleiweiss                        Vice President-
         One Nationwide Plaza                 Individual Annuity Operation
         Columbus, OH  43215



                                    97 of 112

          Name and Principal                     Positions and Offices
           Business Address                         With Depositor


         Matthew S. Easley                    Vice President - Marketing,
         One Nationwide Plaza                  Innovation and Compliance
         Columbus, OH  43215

         Ronald L. Eppley                            Vice President-
         One Nationwide Plaza                     Applications Service
         Columbus, OH  43215


         Timothy E. Murphy                           Vice President-
         One Nationwide Plaza                      Strategic Marketing
         Columbus, Ohio  43215


         R. Dennis Noice                             Vice President-
         One Nationwide Plaza                      Retail Operations
         Columbus, OH  43215


         Joseph P. Rath                              Vice President
         One Nationwide Plaza
         Columbus, OH  43215

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

       *      Subsidiaries for which separate financial statements are filed

       **     Subsidiaries included in the respective financial statements

       *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

       ****   other subsidiaries



                                    98 of 112

                                                                        NO. VOTING
                                                                        SECURITIES
                                                                       (see Attached
                                                       STATE           Chart) unless
                                                         OF              otherwise
                        COMPANY                     ORGANIZATION         indicated          PRINCIPAL BUSINESS

         Affiliate Agency, Inc.                       Delaware                         Life Insurance Agency


         Affiliate Agency of Ohio, Inc.                 Ohio                           Life Insurance Agency

         Allnations, Inc.                               Ohio                           Promotes cooperative insurance corporations
                                                                                       worldwide

         American Marine Underwriters, Inc.           Florida                          Underwriting Manager

         Auto Direkt Insurance Company                Germany                          Insurance Company

         The Beak and Wire Corporation                  Ohio                           Radio Tower Joint Venture

         California Cash Management Company          California                        Investment Securities Agent

         Colonial County Mutual Insurance              Texas                           Insurance Company
         Company

         Colonial Insurance Company of               California                        Insurance Company
         California

         Columbus Insurance Brokerage and             Germany                          Insurance Broker
         Service GMBH


         Companies Agency, Inc.                      Wisconsin                         Insurance Broker


         Companies Agency Insurance Services         California                        Insurance  Broker
         of California

         Companies Agency of Alabama, Inc.            Alabama                          Insurance Broker

         Companies Agency of Idaho, Inc.               Idaho                           Insurance Broker

         Companies Agency of Illinois, Inc.           Illinois                         Acts as Collection Agent for Policies placed
                                                                                       through Brokers

         Companies Agency of Kentucky, Inc.           Kentucky                         Insurance Broker

         Companies Agency of Massachusetts,        Massachusetts                       Insurance Broker
         Inc.

         Companies Agency of New York, Inc.           New York                         Insurance Broker

         Companies Agency of Pennsylvania, Inc.     Pennsylvania                       Insurance Broker

         Companies Agency of Phoenix, Inc.            Arizona                          Insurance Broker

         Companies Agency of Texas, Inc.               Texas                           Insurance Broker

         Countrywide Services Corporation             Delaware                         Products Liability, Investigative and Claims
                                                                                       Management Services

         Employers Insurance of Wausau A             Wisconsin                         Insurance Company
         Mutual Company

     **  Employers Life Insurance Company of         Wisconsin                         Life Insurance Company
         Wausau

         F & B, Inc.                                    Iowa                           Insurance Agency


                                    99 of 112

                                                                        NO. VOTING
                                                                        SECURITIES
                                                                       (see Attached
                                                       STATE           Chart) unless
                                                         OF              otherwise
                        COMPANY                     ORGANIZATION         indicated          PRINCIPAL BUSINESS
         Farmland Mutual Insurance Company              Iowa                           Insurance Company

         Financial Horizons Distributors              Alabama                          Life Insurance Agency
         Agency of Alabama, Inc.


         Financial Horizons Distributors                Ohio                           Life Insurance Agency
         Agency of Ohio, Inc.


         Financial Horizons Distributors              Oklahoma                         Life Insurance Agency
         Agency of Oklahoma, Inc.

         Financial Horizons Distributors               Texas                           Life Insurance Agency
         Agency of Texas, Inc.

      *  Financial Horizons Investment Trust       Massachusetts                       Investment Company

         Financial Horizons Securities                Oklahoma                         Broker Dealer
         Corporation

         Gates, McDonald & Company                      Ohio                           Cost Control Business

         Gates, McDonald & Company of Nevada           Nevada                          Self-Insurance Administration Claims
                                                                                       Examinations and Data Processing Services

         Gates, McDonald & Company of New             New York                         Workers Compensation Claims Administration
         York, Inc.


         Gates, McDonald Health Ohio Plus, Inc.         Ohio                           Managed Care Organization


         Greater La Crosse Health Plans, Inc.        Wisconsin                         Writes Commercial Health and Medicare
                                                                                       Supplement Insurance

         Insurance Intermediaries, Inc.                 Ohio                           Insurance Broker and Insurance Agency

         Key Health Plan, Inc.                       California                        Pre-paid health plans

         Landmark Financial Services of New           New York                         Life Insurance Agency
         York, Inc.

         Leben Direkt Insurance Company               Germany                          Life Insurance Company

         Lone Star General Agency, Inc.                Texas                           Insurance Agency

     **  MRM Investments, Inc.                          Ohio                           Owns and operates a Recreational Ski Facility

     **  National Casualty Company                    Michigan                         Insurance Company

         National Casualty Company of America,     Great Britain                       Insurance Company
         Ltd.

     **  National Premium and Benefit                 Delaware                         Insurance Administrative Services
         Administration Company


     **  Nationwide Advisory Services, Inc.             Ohio                           Registered Broker-Dealer, Investment Manager
                                                                                       and Administrator

         Nationwide Agency, Inc.                        Ohio                           Insurance Agency


         Nationwide Agribusiness Insurance              Iowa                           Insurance Company
         Company


      *  Nationwide Asset Allocation Trust         Massachusetts                       Investment Company


         Nationwide Cash Management Company             Ohio                           Investment Securities Agent


                                   100 of 112

                                                                        NO. VOTING
                                                                        SECURITIES
                                                                       (see Attached
                                                       STATE           Chart) unless
                                                         OF              otherwise
                        COMPANY                     ORGANIZATION         indicated          PRINCIPAL BUSINESS
         Nationwide Communications, Inc.                Ohio                           Radio Broadcasting Business

         Nationwide Community Urban                     Ohio                           Redevelopment of blighted areas within the
         Redevelopment Corporation                                                     City of Columbus, Ohio

         Nationwide Corporation                         Ohio                           Organized for the purpose of acquiring,
                                                                                       holding, encumbering, transferring, or
                                                                                       otherwise disposing of shares, bonds,
                                                                                       and other evidences of indebtedness,
                                                                                       securities, and contracts of other
                                                                                       persons, associations, corporations,
                                                                                       domestic or foreign and to form or
                                                                                       acquire the control of other
                                                                                       corporations

      *  Nationwide Development Company                 Ohio                           Owns, leases and manages commercial real
                                                                                       estate

         Nationwide Financial Institution             Delaware                         Insurance Agency
         Distributors Agency, Inc.


         Nationwide Financial Services, Inc.          Delaware                         Holding Company


         Nationwide General Insurance Company           Ohio                           Insurance Company

         Nationwide HMO, Inc.                           Ohio                           Health Maintenance Organization

      *  Nationwide Indemnity Company                   Ohio                           Reinsurance Company

         Nationwide Insurance Enterprise                Ohio                           Membership Non-Profit Corporation
         Foundation

         Nationwide Insurance Golf Charities,           Ohio                           Membership Non-Profit Corporation
         Inc.

         Nationwide Investing Foundation              Michigan                         Investment Company

      *  Nationwide Investing                      Massachusetts                       Investment Company
         Foundation II

         Nationwide Investment Services               Oklahoma                         Registered Broker-Dealer in Deferred
         Corporation                                                                   Compensation Market

         Nationwide Investors Services, Inc.            Ohio                           Stock Transfer Agent

     **  Nationwide Life and Annuity Insurance          Ohio                           Life Insurance Company
         Company

     **  Nationwide Life Insurance Company              Ohio                           Life Insurance Company

         Nationwide Lloyds                             Texas                           Texas Lloyds Company


         Nationwide Management Systems, Inc.            Ohio                           Develops and Operates Managed Care Delivery
                                                                                       System


         Nationwide Mutual Fire Insurance               Ohio                           Insurance Company
         Company

         Nationwide Mutual Insurance Company            Ohio                           Insurance Company


         Nationwide Properties, Ltd.                    Ohio                           Develops, owns, and operates real estate
                                                                                       investments


         Nationwide Property and Casualty               Ohio                           Insurance Company
         Insurance Company


                                   101 of 112

                                                                        NO. VOTING
                                                                        SECURITIES
                                                                       (see Attached
                                                       STATE           Chart) unless
                                                         OF              otherwise
                        COMPANY                     ORGANIZATION         indicated          PRINCIPAL BUSINESS

         Nationwide Realty Investors, Ltd.              Ohio                           Develops, owns, and operates real estate and
                                                                                       real estate investments


      *  Nationwide Separate Account Trust         Massachusetts                       Investment Company


         NEA Valuebuilder Investor Services,          Delaware                         Life Insurance Agency
         Inc.


         NEA Valuebuilder Investor Services of        Alabama                          Life Insurance Agency
         Alabama, Inc.

         NEA Valuebuilder Investor Services of        Arizona                          Life Insurance Agency
         Arizona, Inc.

         NEA Valuebuilder Investor Services of        Montana                          Life Insurance Agency
         Montana, Inc.

         NEA Valuebuilder Investor Services of         Nevada                          Life Insurance Agency
         Nevada, Inc.

         NEA Valuebuilder Investor Services of          Ohio                           Life Insurance Agency
         Ohio, Inc.

         NEA Valuebuilder Investor Services of        Oklahoma                         Life Insurance Agency
         Oklahoma, Inc.

         NEA Valuebuilder Investor Services of         Texas                           Life Insurance Agency
         Texas, Inc.

         NEA Valuebuilder Investor Services of        Wyoming                          Life Insurance Agency
         Wyoming, Inc.

         NEA Valuebuilder Investor Services,          Delaware                         Life Insurance Agency
         Inc.

         NEA Valuebuilder Services Insurance       Massachusetts                       Life Insurance Agency
         Agency, Inc.

         Neckura General Insurance Company            Germany                          Insurance Company

         Neckura Holding Company                      Germany                          Administrative Service for Neckura Insurance
                                                                                       Group

         Neckura Insurance Company                    Germany                          Insurance Company

         Neckura Life Insurance Company               Germany                          Life Insurance Company

         NWE, Inc.                                      Ohio                           Special Investments

         PEBSCO of Massachusetts Insurance         Massachusetts                       Markets and Administers Deferred Compensation
         Agency, Inc.                                                                  Plans for Public Employees

         PEBSCO of Texas, Inc.                         Texas                           Markets and Administers Deferred Compensation
                                                                                       Plans for Public Employees

         Pension Associates of Wausau, Inc.          Wisconsin                         Pension plan administration, record keeping
                                                                                       and consulting and compensation consulting


         Physicians Plus Insurance Corporation       Wisconsin                         Health Maintenance Organization

         Prevea Health Insurance Plan, Inc.          Wisconsin                         Health Maintenance Organization



                                   102 of 112

                                                                        NO. VOTING
                                                                        SECURITIES
                                                                       (see Attached
                                                       STATE           Chart) unless
                                                         OF              otherwise
                        COMPANY                     ORGANIZATION         indicated          PRINCIPAL BUSINESS

         Public Employees Benefit Services            Delaware                         Markets and Administers Deferred Compensation
         Corporation                                                                   Plans for Public Employees


         Public Employees Benefit Services            Alabama                          Markets and Administers Deferred Compensation
         Corporation of Alabama                                                        Plans for Public Employees

         Public Employees Benefit Services            Arkansas                         Markets and Administers Deferred Compensation
         Corporation of Arkansas                                                       Plans for Public Employees

         Public Employees Benefit Services            Montana                          Markets and Administers Deferred Compensation
         Corporation of Montana                                                        Plans for Public Employees

         Public Employees Benefit Services           New Mexico                        Markets and Administers Deferred Compensation
         Corporation of New Mexico                                                     Plans for Public Employees

         Scottsdale Indemnity Company                   Ohio                           Insurance Company


         Scottsdale Insurance Company                   Ohio                           Excess and Surplus Lines Insurance Company

         Scottsdale Surplus Lines Insurance           Arizona                          Excess and Surplus Lines Insurance Company
         Company


         SVM Sales GmbH, Neckura Insurance            Germany                          Sales support for Neckura Insurance Group
         Group


         Wausau Business Insurance Company           Wisconsin                         Insurance Company


         Wausau General Insurance Company             Illinois                         Insurance Company

         Wausau Insurance Company (U.K.)           United Kingdom                      Insurance and Reinsurance Company
         Limited

         Wausau International Underwriters           California                        Special Risks, Excess and Surplus Lines
                                                                                       Insurance Underwriting Manager

     **  Wausau Preferred Health Insurance           Wisconsin                         Insurance and Reinsurance Company
         Company

         Wausau Service Corporation                  Wisconsin                         Holding Company

         Wausau Underwriters Insurance Company       Wisconsin                         Insurance Company

     **  West Coast Life Insurance Company           California                        Life Insurance Company


                                   103 of 112

                                                                        NO. VOTING
                                                                        SECURITIES
                                                                       (see Attached
                                                       STATE           Chart) unless
                                                         OF              otherwise
                        COMPANY                     ORGANIZATION         indicated          PRINCIPAL BUSINESS
      *  MFS Variable Account                           Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account

      *  NACo Variable Account                          Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account


      *  Nationwide DC Variable Account                 Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account

      *  Nationwide DCVA II                             Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account


      *  Separate Account No. 1                         Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account

      *  Nationwide Multi-Flex Variable Account         Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account

      *  Nationwide VA Separate Account-A               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                     Separate Account

      *  Nationwide VA Separate Account-B               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                     Separate Account

         Nationwide VA Separate Account-C               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                     Separate Account

      *  Nationwide VA Separate Account-Q               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                     Separate Account

      *  Nationwide Variable Account                    Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account

      *  Nationwide Variable Account-II                 Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account

      *  Nationwide Variable Account-3                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account

      *  Nationwide Variable Account-4                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account

      *  Nationwide Variable Account-5                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account

      *  Nationwide Fidelity Advisor Variable           Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
         Account                                                     Account

      *  Nationwide Variable Account-6                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account

      *  Nationwide Variable Account-8                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account


      *  Nationwide VL Separate                         Ohio         Nationwide Life and Annuity     Issuer of Life Insurance
                                                                                                     Policies
         Account-A                                                   Separate Account

      *  Nationwide VL Separate  Account-B              Ohio         Nationwide Life and Annuity     Issuer of Life Insurance
                                                                     Separate Account                Policies

      *  Nationwide VLI Separate Account                Ohio         Nationwide Life Separate        Issuer of Life Insurance
                                                                     Account                         Policies

      *  Nationwide VLI Separate Account-2              Ohio         Nationwide Life Separate        Issuer of Life Insurance
                                                                     Account                         Policies

      *  Nationwide VLI Separate Account-3              Ohio         Nationwide Life Separate        Issuer of Life Insurance
                                                                     Account                         Policies



                                   104 of 112

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                               (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
                                                  ------------------------------------------
                                                  |      EMPLOYERS INSURANCE OF WAUSAU     |
                                                  |           A MUTUAL COMPANY             |
                                                  |             (EMPLOYERS)                |
                                                  |                                        |========================================
                                                  | Contribution Note         Cost         |
                                                  | -----------------         ----         |
                                                  | Casualty                  $400,000,000 |
                                                  ------------------------------------------
                                                                |
           -----------------------------------------------------------------------
           |                                  |                                  |
---------------------------       ---------------------------       ----------------------------         ---------------------------
|    SAN DIEGO LOTUS      |       |   WAUSAU INSURANCE CO.  |       |      WAUSAU SERVICE      |         |                         |
|     CORPORATION         |       |      (U.K.) LIMITED     |       |     CORPORATION (WSC)    |         |    NATIONWIDE LLOYDS    |
|Common Stock: 748,212    |       |Common Stock: 8,506,800  |       |Common Stock: 1,000 Shares|         |                         |
|------------  Shares     |       |------------  Shares     |       |------------              |         |                         |
|                         |       |                         |       |                          |=========|                         |
|              Cost       |       |              Cost       |       |              Cost        |     ||  |      A TEXAS LLOYDS     |
|              ----       |       |              ----       |       |              ----        |     ||  |                         |
|Employers-               |       |Employers-               |       |Employers-                |     ||  |                         |
|100%          $29,000,000|       |100%          $18,683,300|       |100%          $176,763,000|     ||  |                         |
---------------------------       ---------------------------       ----------------------------     ||  ---------------------------
                                                                                 |                   ||
                              ---------------------------------------------------------------------  ||
                              |                                 |                                 |  ||
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
|     WAUSAU BUSINESS     |   |   |    COMPANIES AGENCY     |   |   |   COUNTRYWIDE SERVICES   |  |  ||  |                         |
|    INSURANCE COMPANY    |   |   |    OF KENTUCKY, INC.    |   |   |        CORPORATION       |  |  ||  |                         |
|Common Stock: 10,900,000 |   |   |Common Stock: 1,000      |   |   |Common Stock: 100 Shares  |  |  ||  |        COMPANIES        |
|------------  Shares     |   |   |------------  Shares     |   |   |------------              |  |  ||  |        AGENCY OF        |
|                         |---|---|                         |   |---|                          |  |  ||==|        TEXAS, INC.      |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |  ||  |                         |
|              ----       |   |   |              ----       |   |   |              ----        |  |  ||  |                         |
|WSC-100%      $33,800,000|   |   |WSC-100%      $1,000     |   |   |WSC-100%      $145,852    |  |  ||  |                         |
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
                              |                                 |                                 |  ||
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
|   WAUSAU UNDERWRITERS   |   |   |    COMPANIES AGENCY     |   |   |      WAUSAU GENERAL      |  |  ||  |                         |
|    INSURANCE COMPANY    |   |   | OF MASSACHUSETTS, INC.  |   |   |     INSURANCE COMPANY    |  |  ||  |                         |
|Common Stock: 8,750      |   |   |Common Stock: 1,000      |   |   |Common Stock: 200,000     |  |  ||  |     COMPANIES ANNUITY   |
|------------  Shares     |   |   |------------  Shares     |   |   |------------  Shares      |  |  ||  |         AGENCY OF       |
|                         |---|---|                         |   |---|                          |  |  ====|         TEXAS, INC.     |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |                         |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |                         |
|WSC-100%      $69,560,006|   |   |WSC-100%      $1,000     |   |   |WSC-100%      $39,000,000 |  |      |                         |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|   GREATER LA CROSSE     |   |   |    COMPANIES AGENCY     |   |   |   WAUSAU INTERNATIONAL   |  |      |     AMERICAN MARINE     |
|   HEALTH PLANS, INC.    |   |   |    OF NEW YORK, INC.    |   |   |       UNDERWRITERS       |  |      |    UNDERWRITERS, INC.   |
|Common Stock: 3,000      |   |   |Common Stock: 1,000      |   |   |Common Stock: 1,000       |  |      |Common Stock: 20         |
|------------  Shares     |   |   |------------  Shares     |   |   |------------  Shares      |  |      |------------  Shares     |
|                         |---|---|                         |   |---|                          |  |------|                         |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |              Cost       |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |              ----       |
|WSC-33.3%     $861,761   |   |   |WSC-100%      $1,000     |   |   |WSC-100%      $10,000     |  |      |WSC-100%      $248,222   |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|    COMPANIES AGENCY     |   |   |    COMPANIES AGENCY     |   |   |     COMPANIES AGENCY     |  |      |     COMPANIES AGENCY    |
|    OF ALABAMA, INC.     |   |   |  OF PENNSYLVANIA, INC.  |   |   |    INSURANCE SERVICES    |  |      |     OF ILLINOIS, INC.   |
|                         |   |   |                         |   |   |       OF CALIFORNIA      |  |      |                         |
|Common Stock: 1,000      |   |   |Common Stock: 1,000      |   |   |Common Stock: 1,000       |  |      |Common Stock: 250        |
|------------  Shares     |   |   |------------  Shares     |   |---|------------  Shares      |  |------|------------  Shares     |
|                         |---|---|                         |   |   |                          |  |      |                         |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |              Cost       |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |              ----       |
|WSC-100%      $100       |   |   |WSC-100%      $100       |   |   |WSC-100%      $1,000      |  |      |WSC-100%      $2,500     |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|    COMPANIES AGENCY     |   |   |   COMPANIES AGENCY      |   |   |      PHYSICIANS PLUS     |  |      |         COMPANIES       |
|     OF IDAHO, INC.      |   |   |     OF PHOENIX, INC.    |   |   |         INSURANCE        |  |      |        AGENCY, INC.     |
|                         |   |   |                         |   |   |        CORPORATION       |  |      |                         |
|Common Stock: 1,000      |   |   |Common Stock: 1,000      |   |   |Common Stock:    7,150    |  |      |Common Stock: 100        |
|------------  Shares     |   |   |------------  Shares     |   |   |------------     Shares   |  |      |------------  Shares     |
|                         |-------|                         |   |---|Preferred Stock: 11,540   |  |------|                         |
|                         |       |                         |   |   |---------------  Shares   |  |      |                         |
|                         |       |                         |   |   |                          |  |      |                         |
|              Cost       |       |              Cost       |   |   |                Cost      |  |      |              Cost       |
|              ----       |       |              ----       |   |   |                ----      |  |      |              ----       |
|WSC-100%      $1,000     |       |WSC-100%      $1,000     |   |   |WSC-33 1/3%     $6,215,459|  |      |WSC-100%      $10,000    |
---------------------------       ---------------------------   |   ----------------------------  |      ---------------------------
                                                                |                                 |
                                                                |   ----------------------------  |      ---------------------------
                                                                |   |      PREVEA HEALTH       |  |      |    PENSION ASSOCIATES   |
                                                                |   |  INSURANCE PLAN, INC.    |  |      |      OF WAUSAU, INC.    |
                                                                |   |Common Stock: 3,000 Shares|  |      |Common Stock: 1,000      |
                                                                |   |------------              |  |      |------------  Shares     |
                                                                ----|                          |  -------|                         |
                                                                    |                          |         |                         |
                                                                    |              Cost        |         |Companies        Cost    |
                                                                    |              ----        |         |Agency, Inc.     ----    |
                                                                    |WSC-33 1/3%   $500,000    |         |(Wisconsin)-100% $10,000 |
                                                                    ----------------------------         ---------------------------

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                                  (middle)
       -----------------------------------------------------------------------------
       |                                                                           |
       |                                                                           |
       |                           NATIONWIDE MUTUAL                               |
=======|                           INSURANCE COMPANY                               |================================================
       |                              (CASUALTY)                                   |
       |                                                                           |
       |                                                                           |
       -----------------------------------------------------------------------------
              |                        ||                              |
              |                        ||                              -------------------------------------------------------------
              |                        ||    ---------------------------------------------------------------------------------------
              |                        ||    |                                                                      |
--------------------------------       ||    |    --------------------------------                  --------------------------------
|      ALLNATIONS, INC.        |       ||    |    |      NATIONWIDE GENERAL      |                  |        NECKURA HOLDING       |
|Common Stock:    3,136 Shares |       ||    |    |      INSURANCE COMPANY       |                  |       COMPANY (NECKURA)      |
|------------                  |       ||    |    |                              |                  |                              |
|                 Cost         |       ||    |    |Common Stock:    20,000       |                  |Common Stock:    10,000       |
|                 ----         |       ||    |    |------------     Shares       |                  |------------     Shares       |
|Casualty-24.5%   $88,320      |       ||    |    |                 Cost         |                  |                 Cost         |
|Fire-24.5%       $88,463      |       ||    |    |                 ----         |                  |                 ----         |
|Preferred Stock: 1,466 Shares |       ||    |----|Casualty-100%    $5,944,422   |         ---------|Casualty-100%    $87,943,140  |
|---------------               |       ||    |    |                              |         |        |                              |
|                 Cost         |       ||    |    |                              |         |        |                              |
|                 ----         |       ||    |    |                              |         |        |                              |
|Casualty-7.7%    $100,000     |       ||    |    |                              |         |        |                              |
|Fire-7.7%        $100,000     |       ||    |    |                              |         |        |                              |
--------------------------------       ||    |    --------------------------------         |        --------------------------------
                                       ||    |                                             |
--------------------------------       ||    |    --------------------------------         |        --------------------------------
|       FARMLAND MUTUAL        |       ||    |    |      NATIONWIDE PROPERTY     |         |        |           NECKURA            |
|      INSURANCE COMPANY       |       ||    |    |         AND CASUALTY         |         |        |       INSURANCE COMPANY      |
|Guaranty Fund                 |       ||    |    |       INSURANCE COMPANY      |         |        |                              |
|------------                  |=========    |----|Common Stock:    60,000       |         |--------|Common Stock:    6,000        |
|Certificate                   |             |    |------------     Shares       |         |        |------------     Shares       |
|-----------      Cost         |             |    |                 Cost         |         |        |                 Cost         |
|                 ----         |             |    |                 ----         |         |        |Neckura-         ----         |
|Casualty         $500,000     |             |    |Casualty-100%    $6,000,000   |         |        |100%             DM 6,000,000 |
--------------------------------             |    --------------------------------         |        --------------------------------
              |                              |                                             |
--------------------------------             |    --------------------------------         |        --------------------------------
|        F & B, INC.           |             |    |      COLONIAL INSURANCE      |         |        |         NECKURA LIFE         |
|                              |             |    |     COMPANY OF CALIFORNIA    |         |        |       INSURANCE COMPANY      |
|Common Stock:    1 Share      |             |    |          (COLONIAL)          |         |        |                              |
|------------                  |             |----|Common Stock:    1,750        |         |--------|Common Stock:   4,000         |
|                 Cost         |             |    |------------     Shares       |         |        |------------    Shares        |
|                 ----         |             |    |                 Cost         |         |        |                Cost          |
|Farmland                      |             |    |                 ----         |         |        |                ----          |
|Mutual-100%      $10          |             |    |Casualty-100%    $11,750,000  |         |        |Neckura-100%    DM 15,825,681 |
--------------------------------             |    --------------------------------         |        --------------------------------
                                             |                                             |
--------------------------------             |    --------------------------------         |        --------------------------------
|  NATIONWIDE AGRIBUSINESS     |             |    |         SCOTTSDALE           |         |        |        NECKURA GENERAL       |
|     INSURANCE COMPANY        |             |    |      INSURANCE COMPANY       |         |        |       INSURANCE COMPANY      |
|Common Stock:    1,000,000    |             |    |                              |         |        |                              |
|------------     Shares       |             |    |Common Stock:    30,136       |         |        |Common Stock:    1,500        |
|                 Cost         |------------------|------------     Shares       |         |--------|------------     Shares       |
|                 ----         |                  |                 Cost         |         |        |                 Cost         |
|Casualty-99.9%   $26,714,335  |                  |                 ----         |         |        |                 ----         |
|Other Capital:                |                  |Casualty-100%    $150,000,000 |         |        |Neckura-100%     DM 1,656,925 |
|-------------                 |                  |                              |         |        |                              |
|Casualty-Ptd.    $   713,567  |                  |                              |         |        |                              |
--------------------------------                  --------------------------------         |        --------------------------------
                                                                 |                         |
                                                  --------------------------------         |        --------------------------------
                                                  |          SCOTTSDALE          |         |        |       COLUMBUS INSURANCE     |
                                                  |        SURPLUS LINES         |         |        |      BROKERAGE AND SERVICE   |
                                                  |       INSURANCE COMPANY      |         |        |              GmbH            |
                                                  |                              |         |        |Common Stock:    1 Share      |
                                                  |                              |         |--------|------------                  |
                                                  |        "NEWLY FORMED"        |         |        |                 Cost         |
                                                  |                              |         |        |                 ----         |
                                                  |                              |         |        |Neckura-100%     DM 51,639    |
                                                  |                              |         |        |                              |
                                                  |                              |         |        |                              |
                                                  --------------------------------         |        --------------------------------
                                                                 |                         |
                                                  --------------------------------         |        --------------------------------
                                                  |      NATIONAL PREMIUM &      |         |        |          LEBEN DIREKT        |
                                                  |    BENEFIT ADMINISTRATION    |         |        |        INSURANCE COMPANY     |
                                                  |           COMPANY            |         |        |                              |
                                                  |Common Stock:    10,000       |         |        |Common Stock:    4,000 Shares |
                                                  |------------     Shares       |------------------|------------                  |
                                                  |                 Cost         |                  |                 Cost         |
                                                  |                 ----         |                  |                 ----         |
                                                  |Scottsdale-100%  $10,000      |                  |Neckura-100%     DM 4,000,000 |
                                                  |                              |                  |                              |
                                                  |                              |                  |                              |
                                                  --------------------------------                  --------------------------------

                                                  --------------------------------                  --------------------------------
                                                  |         SVM SALES            |                  |          AUTO DIREKT         |
                                                  |            GmbH              |                  |       INSURANCE COMPANY      |
                                                  |                              |                  |                              |
                                                  |Common Stock:    50 Shares    |                  |Common Stock:    1,500 Shares |
                                                  |------------                  |                  |------------                  |
                                                  |                 Cost         |                  |                 Cost         |
                                                  |                 ----         |                  |                 ----         |
                                                  |Neckura-100%     DM 50,000    |                  |Neckura-100%     DM 1,643,149 |
                                                  |                              |                  |                              |
                                                  |                              |                  |                              |
                                                  --------------------------------                  --------------------------------


                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                              (right side)
                                                                                                            ------------------------
                                                                                                            | NATIONWIDE INSURANCE |
                                                                                                            | ENTERPRISE FOUNDATION|
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
       -----------------------------------------------------------------------------
       |                                                                           |
       |                                                                           |
       |                           NATIONWIDE MUTUAL                               |
=======|                         FIRE INSURANCE COMPANY                            |
       |                                (FIRE)                                     |
       |                                                                           |
       |                                                                           |
       -----------------------------------------------------------------------------
                                                                       |
---------------                                                        --------------------------------------------------
              |                                                                                                         |
-----------------------------------------------------------------------------------------------------------------       |
  |                                          |                                                                  |       |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |     |         SCOTTSDALE           |     |    |         NATIONWIDE           |                |          NATIONWIDE            |
  |     |      INDEMNITY COMPANY       |     |    |      COMMUNITY URBAN         |                |          CORPORATION           |
  |     |                              |     |    |       REDEVELOPMENT          |                |                                |
  |     |                              |     |    |        CORPORATION           |                |Common Stock:    Control:       |
  |     |Common Stock:    50,000       |     |    |Common Stock:    10 Shares    |                |------------     -------        |
  |-----|------------     Shares       |     |----|------------                  |                |$13,642,432      100%           |
  |     |                 Cost         |     |    |                 Cost         |                |         Shares     Cost        |
  |     |                 ----         |     |    |                 ----         |                |         ------     ----        |
  |     |Casualty-100%    $8,800,000   |     |    |Casualty-100%    $1,000       |                |Casualty 12,992,922 $751,352,485|
  |     |                              |     |    |                              |                |Fire        649,510   24,007,936|
  |     |                              |     |    |                              |                |          (See Page 2)          |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |         NATIONWIDE           |     |    |          INSURANCE           |
  |     |      INDEMNITY COMPANY       |     |    |     INTERMEDIARIES, INC.     |
  |     |                              |     |    |                              |
  |-----|Common Stock:    28,000       |     |----|Common Stock:    1,615        |
  |     |------------     Shares       |     |    |------------     Shares       |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $294,529,000 |     |    |Casualty-100%    $1,615,000   |
  |     --------------------------------     |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |          LONE STAR           |     |    |       NATIONWIDE CASH        |
  |     |     GENERAL AGENCY, INC.     |     |    |      MANAGEMENT COMPANY      |
  |     |                              |     |    |Common Stock:    100 Shares   |
  ------|Common Stock:    1,000        |     |----|------------                  |
        |------------     Shares       |     |    |                 Cost         |
        |                 Cost         |     |    |                 ----         |
        |                 ----         |     |    |Casualty-90%     $9,000       |
        |Casualty-100%    $5,000,000   |     |    |NW Adv. Serv.     1,000       |
        --------------------------------     |    --------------------------------
                      ||                     |
        --------------------------------     |    --------------------------------
        |   COLONIAL COUNTY MUTUAL     |     |    |       CALIFORNIA CASH        |
        |      INSURANCE COMPANY       |     |    |          MANAGEMENT          |
        |                              |     |    |                              |
        |Surplus Debentures            |     |    |Common Stock:    90 Shares    |
        |------------------            |     |----|------------                  |
        |                 Cost         |     |    |                 Cost         |
        |                 ----         |     |    |                 ----         |
        |Colonial         $500,000     |     |    |Casualty-100%    $9,000       |
        |Lone Star         150,000     |     |    |                              |
        --------------------------------     |    --------------------------------
                                             |
                                             |    --------------------------------                  --------------------------------
                                             |    |         NATIONWIDE           |                  |           THE BEAK AND       |
                                             |    |     COMMUNICATIONS, INC.     |                  |         WIRE CORPORATION     |
                                             |    |Common Stock:    14,750       |                  |                              |
                                             |    |------------     Shares       |                  |Common Stock:    750 Shares   |
                                             -----|                 Cost         |------------------|------------                  |
                                                  |                 ----         |                  |                 Cost         |
                                                  |Casualty-100%    $11,510,000  |                  |                 ----         |
                                                  |Other Capital:                |                  |NW Comm-100%     $531,000     |
                                                  |-------------                 |                  |                              |
                                                  |Casualty-Ptd.      1,000,000  |                  |                              |
                                                  --------------------------------                  --------------------------------



Subsidiary Companies -- Solid Line
Contractual Association -- Double Lines

March 6, 1997

                                                                                                                        (Left Side)
                                                NATIONWIDE INSURANCE ENTERPRISE(R)

                                         ------------------------------------------------
                                        |              EMPLOYERS INSURANCE               |
                                        |                  OF WAUSAU                     |==========================================
                                        |               A MUTUAL COMPANY                 |
                                         ------------------------------------------------



























                              ------------------------------------------------------------------------------------------------------
                             |                                  |                                   |
                ---------------------------        ---------------------------        ---------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      | INSTITUTION DISTRIBUTORS  |
               |                           |      |      CAPITAL TRUST        |      |   AGENCY, INC. (NFIDAI)   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | Common Stock:     1,000   |
               | ------------  Shares      |      | ---------------           |      | ------------      Shares  |
               |                           |      |                           |      |                           |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%                 |
                ---------------------------        ---------------------------        ---------------------------
                               |                                                                    ||
 ---------------------------   |   ---------------------------        ---------------------------   ||   --------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |      |     FINANCIAL HORIZONS    |  ||  |                          |
| ANNUITY INSURANCE COMPANY |  |  |     ADVISORY SERVICES     |      |    DISTRIBUTORS AGENCY    |  ||  |                          |
|        (NW LIFE)          |  |  |      (NW ADV. SERV.)      |      |      OF ALABAMA, INC.     |  ||  |                          |
| Common Stock: 68,000      |  |  | Common Stock: 7,676       |      | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|--| ------------  Shares      |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF OHIO, INC.      |
|               Cost        |  |  |               Cost        |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |               ----        |  ||  |               ----        |  ||  |                          |
| NW Life--100% $58,070,003 |  |  | NW Life--100% $5,996,261  |  ||  | NFIDIA--100% $100         |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|         NWE, INC.         |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     |  ||  |                          |
|                           |  |  |   INVESTOR SERVICES, INC. |  ||  |        SERVICES OF        |  ||  |                          |
|                           |  |  |                           |  ||  |       NEW YORK, INC.      |  ||  |                          |
| Common Stock: 100         |  |  | Common Stock: 5           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  | ------------  Shares      |==||  | ------------  Shares      |  ||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |     OF OKLAHOMA, INC.    |
|               Cost        |  |  |                     Cost  |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                     ----  |  ||  |               ----        |  ||  |                          |
| NW Life--100% $35,971,375 |  |  | NW Adv. Serv.--100% $5,000|  ||  | NFIDIA--100% $10,100      |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|   NATIONWIDE INVESTMENT   |  |  |    FINANCIAL HORIZONS     |  ||  |     FINANCIAL HORIZONS    |  ||  |                          |
|   SERVICES CORPORATION    |  |  |     INVESTMENT TRUST      |  ||  |      SECURITIES CORP.     |  ||  |                          |
|                           |  |  |                           |  ||  |                           |  ||  |                          |
| Common Stock: 5,000       |  |  |                           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |  ||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF TEXAS, INC.     |
|               Cost        |  |  |                           |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                           |  ||  |               ----        |  ||  |                          |
| NW Life--100% $529,728    |  |  |      COMMON LAW TRUST     |  ||  | NFIDIA--100% $153,000     |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
| NATIONWIDE LIFE INSURANCE |  |  |         NATIONWIDE        |  ||  |   AFFILIATE AGENCY, INC.  |  ||  |                          |
|    COMPANY OF NEW YORK    |  |  |         INVESTING         |  ||  |                           |  ||  |                          |
|                           |  |  |         FOUNDATION        |  ||  |                           |  ||  |                          |
| Common Stock:             |  |  |                           |  ||  | Common Stock: 100         |  ||  |          AFFILIATE       |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |__||==|          AGENCY OF       |
|               Cost        |  |  |                           |  ||  |                           |      |          OHIO, INC.      |
|               ----        |  |  |                           |  ||  |               Cost        |      |                          |
| NW Life--100%             |  |  |                           |  ||  |               ----        |      |                          |
| (Proposed)                |  |  |      COMMON LAW TRUST     |  ||  | NFIDIA--100% $100         |      |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------        --------------------------
                               |                                 ||
 ---------------------------   |   ---------------------------   ||
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||
|      INVESTORS, LTD.      |  |  |          INVESTING        |  ||
|                           |  |  |        FOUNDATION II      |  ||
| Units:                    |  |  |                           |  ||
| ------                    |  |  |                           |==||
|                           |  |  |                           |  ||
|                           |  |  |                           |  ||
| NW Life--90%              |  |  |                           |  ||
| NW Mutual--10%            |  |  |      COMMON LAW TRUST     |  ||
 ---------------------------   |   ---------------------------   ||
                               |                                 ||
 ---------------------------   |   ---------------------------   ||
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||
|      INVESTORS, LTD.      |  |  |      SEPARATE ACCOUNT     |  ||
|                           |  |  |            TRUST          |  ||
| Units:                    |  |  |                           |  ||
| ------                    |__|  |                           |__||
|                           |     |                           |
|                           |     |                           |
| NW Life--97.6%            |     |                           |
| NW Mutual--2.4%           |     |      COMMON LAW TRUST     |
 ---------------------------       ---------------------------

                                                                                                                           (Center)

                                         ------------------------------------------------
                                        |               NATIONWIDE MUTUAL                |
========================================|               INSURANCE COMPANY                |==========================================
                                        |                  (CASUALTY)                    |
                                         ------------------------------------------------
                                                                 |
                                                                 |              ----------------------------------------------------
                                                                 |              |
                                               ---------------------------------------
                                              |    NATIONWIDE CORPORATION (NW CORP)   |
                                              |   Common Stock:           Control     |
                                              |   ------------            -------     |
                                              |    13,642,432               100%      |
                                              |              Shares      Cost         |
                                              |             ------      ----          |
                                              | Casualty    12,992,922   $751,352,485 |
                                              | Fire           649,510     24,007,936 |
                                               ---------------------------------------
                                                                |
              ----------------------------------------------------------------------------------------------------------------------
              |                                     |                                |                             |
 ---------------------------     --------------------------       -----------------------------      ----------------------------
|    NATIONWIDE FINANCIAL   |   |   MRM INVESTMENTS, INC.   |    |      WEST COAST LIFE        |    |    NATIONAL CASUALTY       |
|    SERVICES, INC. (NFS)   |   |                           |    |     INSURANCE COMPANY       |    |         COMPANY            |
|                           |   |                           |    |                             |    |           (NC)             |
| Common Stock: Control     |   | Common Stock: 1           |    | Common Stock: 1,000,000     |    | Common Stock: 100          |
| ------------  -------     |   | ------------  Share       |    | ------------  Shares        |    | ------------  Shares       |
|                           |   |                           |    |                             |    |                            |
|                           |   |               Cost        |    |               Cost          |    |                Cost        |
| Class A     Public--100%  |   |               ----        |    |               ----          |    |                ----        |
| Class B     NW Corp--100% |   | NW Corp.--100% $1,339,218 |    | NW Corp.--100% $152,946,930 |    | NW Corp.--100% $73,442,439 |
 ---------------------------     ---------------------------      -----------------------------      ----------------------------
             |                                                                                                     |
--------------------------------------------------------------------------------                                   |
                             |                                                  |                                  |
                ---------------------------                       ---------------------------        ----------------------------
               | PUBLIC EMPLOYEES BENEFIT  |                     |      NEA VALUEBUILDER       |    |   NCC OF AMERICA, INC.     |
               |   SERVICES CORPORATION    |                     |   INVESTOR SERVICES, INC.   |    |         (INACTIVE)         |
               |         (PEBSCO)          |                     |             (NEA)           |    |                            |
               | Common Stock: 236,494     |==||                 | Common Stock: 500           |    |                            |
               | ------------  Shares      |  ||                 | ------------  Shares        |    |                            |
               |                           |  ||                 |                             |    |                            |
               | NFS--100%                 |  ||                 | NFS--100%                   |    | NFS--100%                  |
                ---------------------------   ||                  -----------------------------      ----------------------------
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||
               |          ALABAMA          |  ||  |     INVESTOR SERVICES     |  ||
               |                           |  ||  |     OF ALABAMA, INC.      |  ||
               | Common Stock: 100,000     |  ||  | Common Stock: 500         |  ||
               | ------------  Shares      |--||  | ------------  Shares      |--||
               |                           |  ||  |                           |  ||
               |               Cost        |  ||  |               Cost        |  ||
               |               ----        |  ||  |               ----        |  ||
               | PEBSCO--100%  $1,000      |  ||  | NEA--100%      $5,000     |  ||
                ---------------------------   ||   ---------------------------   ||
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||
               |         ARKANSAS          |  ||  |     INVESTOR SERVICES     |  ||
               |                           |  ||  |      OF ARIZONA, INC      |  ||
               | Common Stock: 50,000      |  ||  | Common Stock: 100         |  ||
               | ------------  Shares      |--||  | ------------  Shares      |--||
               |                           |  ||  |                           |  ||
               |               Cost        |  ||  |               Cost        |  ||
               |               ----        |  ||  |               ----        |  ||
               | PEBSCO--100%  $500        |  ||  | NEA--100%     $1,000      |  ||
                ---------------------------   ||   ---------------------------   ||
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||
               |  PEBSCO OF MASSACHUSETTS  |  ||  |     NEA VALUEBUILDER      |  ||
               |  INSURANCE AGENCY, INC.   |  ||  |     INVESTOR SERVICES     |  ||
               |                           |  ||  |      OF MONTANA, INC.     |  ||
               | Common Stock: 1,000       |  ||  | Common Stock: 500         |  ||
               | ------------  Shares      |--||  | ------------  Shares      |--||
               |                           |  ||  |                           |  ||
               |               Cost        |  ||  |               Cost        |  ||
               |               ----        |  ||  |               ----        |  ||
               | PEBSCO--100%  $1,000      |  ||  | NEA--100%     $500        |  ||
                ---------------------------   ||   ---------------------------   ||
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||   ---------------------------
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||  |                           |
               |          MONTANA          |  ||  |     INVESTOR SERVICES     |  ||  |                           |
               |                           |  ||  |      OF NEVADA, INC.      |  ||  |     NEA VALUEBUILDER      |
               | Common Stock: 500         |  ||  | Common Stock: 500         |  ||  |     INVESTOR SERVICES     |
               | ------------  Shares      |--||  | ------------  Shares      |  ||==|       OF OHIO, INC.       |
               |                           |  ||  |                           |  ||  |                           |
               |               Cost        |  ||  |               Cost        |  ||  |                           |
               |               ----        |  ||  |               ----        |  ||  |                           |
               | PEBSCO--100%  $500        |  ||  | NEA--100%     $500        |  ||  |                           |
                ---------------------------   ||   ---------------------------   ||   ---------------------------
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||   ---------------------------
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||  |                           |
               |        NEW MEXICO         |  ||  |     INVESTOR SERVICES     |  ||  |                           |
               |                           |  ||  |      OF WYOMING, INC.     |  ||  |     NEA VALUEBUILDER      |
               | Common Stock: 1,000       |  ||  | Common Stock: 500         |  ||  |     INVESTOR SERVICES     |
               | ------------  Shares      |--||  | ------------  Shares      |  ||==|     OF OKLAHOMA, INC.     |
               |                           |  ||  |                           |  ||  |                           |
               |               Cost        |  ||  |               Cost        |  ||  |                           |
               |               ----        |  ||  |               ----        |  ||  |                           |
               | PEBSCO--100%  $1,000      |  ||  | NEA--100%     $500        |  ||  |                           |
                ---------------------------   ||   ---------------------------   ||   ---------------------------
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||   ----------------------------
               |                           |  ||  |     NEA VALUEBUILDER      |  ||  |                            |
               |                           |  ||  |    SERVICES INSURANCE     |  ||  |                            |
               |         PEBSCO OF         |  ||  |       AGENCY, INC.        |  ||  |      NEA VALUEBUILDER      |
               |        TEXAS, INC.        |  ||  | Common Stock: 100         |  ||  |      INVESTOR SERVICES     |
               |                           |==||  | ------------  Shares      |__||==|        OF TEXAS, INC.      |
               |                           |      |                           |      |                            |
               |                           |      |               Cost        |      |                            |
               |                           |      |               ----        |      |                            |
               |                           |      | NEA--100%     $1,000      |      |                            |
                ---------------------------        ---------------------------        ----------------------------

                                                                                                                            (Right)

                                         ------------------------------------------------
                                        |               NATIONWIDE MUTUAL                |
========================================|            FIRE INSURANCE COMPANY              |
                                        |                   (FIRE)                       |
                                         ------------------------------------------------
                                                                 |
-----------------------------------------------------------------|












----------------------------------------------------------------------------------------------
                              |                                |                              |
                ---------------------------         ------------------------------       ------------------------------
               |      GATES, MCDONALD        |     |   EMPLOYERS LIFE INSURANCE   |     |    NATIONWIDE HMO, INC.      |
               |     & COMPANY (GATES)       |     |       OF WAUSAU (ELIOW)      |     |         (NW HMO)             |
               |                             |     |                              |     |                              |
               | Common Stock:   254         |     | Common Stock:   250,000      |     | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |  |  |                              |  |  |                              |
           |   |                 Cost        |  |  |                 Cost         |  |  |                 Cost         |
           |   |                 ----        |  |  |                 ----         |  |  |                 ----         |
           |   | NW CORP.--100%  $25,683,532 |  |  | NW CORP.--100%  $126,509,480 |  |  | NW CORP.--100%  $14,603,732  |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |                                    |                                    |
           |    ---------------------------     |   ------------------------------   |   ------------------------------
           |   |  GATES, MCDONALD & COMPANY  |  |  |       WAUSAU PREFERRED       |  |  |    NATIONWIDE MANAGEMENT     |
           |   |      OF NEW YORK, INC.      |  |  |      HEALTH INSURANCE CO.    |  |  |         SYSTEMS, INC.        |
           |   |                             |  |  |                              |  |  |                              |
           |   | Common Stock:   3           |  |  | Common Stock:   250,000      |  |  | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |  |  |                              |  |  |                              |
           |   |                 Cost        |  |  |                 Cost         |  |  | NW HMO          Cost         |
           |   |                 ----        |  |  |                 ----         |  |  |                 ----         |
           |   | GATES--100%     $106,947    |  |  | NW CORP.--100%  $57,413,193  |  |  | Inc.--100%      $25,149      |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |                                    |                                    |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |   |  GATES, MCDONALD & COMPANY  |  |  |     KEY HEALTH PLAN, INC.    |  |  |          NATIONWIDE          |
           |   |         OF NEVADA           |  |  |                              |  |  |          AGENCY, INC.        |
           |   |                             |  |  |                              |  |  |                              |
           |   | Common Stock:   40          |  |  | Common Stock:   1,000        |  |  | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |     |                              |  |  |                              |
           |   |                 Cost        |     |                 Cost         |  |  | NW HMO          Cost         |
           |   |                 ----        |     |                 ----         |  |  |                 ----         |
           |   | Gates--100%     $93,750     |     | ELIOPW--80%  $2,700,000      |  |  | Inc.--99%       $116,077     |
           |    -----------------------------       ------------------------------   |   ------------------------------
           |
           |    -----------------------------
           |   |      GATES, MCDONALD        |
           |   |     HEALTH PLUS, INC.       |
           |   |                             |
           |   | Common Stock:   200         |
           |-- | ------------    Shares      |
               |                             |
               |                 Cost        |
               |                 ----        |
               | NW CORP.--100%  $2,000,000  |
                -----------------------------









                                                                                Subsidiary Companies    -- Solid Line

                                                                                Contractual Association -- Double Line

                                                                                Partnership Interest    -- Dotted Line



                                                                                                             March 6, 1997

                                                                                                                    Page 2

Item 27. Number of Contract Owners


         The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 28, 1997 was 576 and 993, respectively.


Item 28. Indemnification


         Provision is made in the Company's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.


         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter


         (a) Nationwide Advisory Services, Inc. ("NAS") acts as principal underwriter and general distributor for the Nationwide Multi-Flex Variable Account, Nationwide DC Variable Account, Nationwide DCVA II, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, NACo Variable Account and the Nationwide Variable Account, all of which are separate investment accounts of the Company or its affiliates.

              NAS also acts as principal underwriter for Nationwide Investing Foundation, Nationwide Separate Account Trust, Financial Horizons Investment Trust, Nationwide Asset Allocation Trust and Nationwide Investing Foundation II, which are open-end management investment companies.


         (b)             NATIONWIDE ADVISORY SERVICES, INC.
                             DIRECTORS AND OFFICERS

                                           Positions and offices
   Name and Business Address                  with Underwriter


Joseph J. Gasper                           President and Director
One Nationwide Plaza
Columbus, OH  43215

Dimon Richard McFerson             Chairman of the Board of Directors and
One Nationwide Plaza                            Chairman and
Columbus, OH  43215                 Chief Executive Officer--Nationwide
                                     Insurance Enterprise and Director


Gordon E. McCutchan
One Nationwide Plaza                  Executive Vice President-Law and
Columbus, OH  43215                   Corporate Services and Director


Robert A. Oakley                 Executive Vice President - Chief Financial
One Nationwide Plaza                        Officer and Director
Columbus, OH  43215



                                   107 of 112

         (b)             NATIONWIDE ADVISORY SERVICES, INC.
                             DIRECTORS AND OFFICERS


Robert J. Woodward, Jr.         Executive Vice President - Chief Investment
One Nationwide Plaza                        Officer and Director
Columbus, OH 43215

W. Sidney Druen                          Senior Vice President and
One Nationwide Plaza                        General Counsel and
Columbus, OH  43215                         Assistant Secretary

James F. Laird, Jr.                       Vice President - General
One Nationwide Plaza                     Manager & Acting Treasurer
Columbus, OH  43215

Edwin P. Mc Causland                    Vice President-Fixed Income
One Nationwide Plaza                             Securities
Columbus, OH 43215

Harry S. Schermer
One Nationwide Plaza                    Vice President - Investments
Columbus, OH  43215

Joseph P. Rath                           Vice President -Compliance
One Nationwide Plaza
Columbus, OH 43215

William G. Goslee
One Nationwide Plaza                           Vice President
Columbus, OH  43215

Peter J. Neckermann                            Vice President
One Nationwide Plaza
Columbus, OH  43215

Rae M. Pollina                                   Secretary
One Nationwide Plaza
Columbus, OH  43215


(c)  Name Of     Net Underwriting  Compensation On
    Principal     Discounts and     Redemption Or     Brokerage
   Underwriter    Commissions       Annuitization    Commissions   Compensation
    Nationwide        N/A                N/A             N/A           N/A
     Advisory
     Services,
       Inc.


                                   108 of 112

Item 30.Location of Accounts and Records


        Robert O. Cline
        Nationwide Life and Annuity Insurance Company
        One Nationwide Plaza
        Columbus, OH  43215


Item 31.Management Services

        Not Applicable

Item 32.Undertakings

        The Registrant hereby undertakes to:

        (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
        (b)   include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an
              applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
        (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.


        The Registrant represents that any of the Contracts which are issued pursuant to Section 403(b) of the Code is issued by the Company through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Code.

        The Company represents that the fees and charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by the Company.



                                   109 of 112

                                   Offered by
                  Nationwide Life and Annuity Insurance Company

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                        Nationwide VA Separate Account-B

                  Individual Deferred Variable Annuity Contract

                                   PROSPECTUS


                                  May 1, 1997



                                   110 of 112

              Accountants' Consent and Independent Auditors' Report
                        on Financial Statement Schedules

The Board of Directors of Nationwide Life and Annuity Insurance Company and Contract Owners of the Nationwide Variable Account-B:


The audits referred to in our report on Nationwide Life and Annuity Insurance Company (the Company) dated January 31, 1997 included the related financial statement schedules as of December 31, 1996, and for each of the years in the three-year period ended December 31, 1996, included in the registration statement. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits. In our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth herein.


We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.


                                                           KPMG Peat Marwick LLP

Columbus, Ohio
April 24, 1997


                                   111 of 112

                                   SIGNATURES

       As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VA SEPARATE ACCOUNT-B, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 24th day of April, 1997.


                                         NATIONWIDE VA SEPARATE ACCOUNT-B
                                  ----------------------------------------------
                                                  (Registrant)


                                   NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                                  ----------------------------------------------
                                                   (Depositor)


                                              By /s/ JOSEPH P. RATH
                                  ----------------------------------------------
                                                 Joseph P. Rath
                                                 Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 24th day of April, 1997.


        Signature                           Title


LEWIS J. ALPHIN                           Director
----------------------------
Lewis J. Alphin


KEITH W. ECKEL                            Director
----------------------------
Keith W. Eckel


WILLARD J. ENGEL                          Director
----------------------------
Willard J. Engel


FRED C. FINNEY                            Director
----------------------------
Fred C. Finney


CHARLES L. FUELLGRAF, JR.                 Director
----------------------------
Charles L. Fuellgraf, Jr.


JOSEPH J. GASPER                President/Chief Operating Officer
----------------------------            and Director
Joseph J. Gasper


 HENRY S. HOLLOWAY              Chairman of the Board and Director
 ---------------------------
Henry S. Holloway
                               Chairman and Chief Executive Officer
                                      - Nationwide Insurance


D. RICHARD MCFERSON                 Enterprise and Director
----------------------------
D. Richard McFerson


DAVID O. MILLER                           Director
----------------------------
David O. Miller


C. RAY NOECKER                            Director
----------------------------
C. Ray Noecker


ROBERT A. OAKLEY               Executive Vice President- Chief
----------------------------          Financial Officer
Robert A. Oakley


JAMES F. PATTERSON                        Director      By /s/ JOSEPH P. RATH
----------------------------                          -------------------------
James F. Patterson                                       Joseph P. Rath
                                                        Attorney-in-Fact

ARDEN L. SHISLER                          Director
----------------------------
Arden L. Shisler


ROBERT L. STEWART                         Director
----------------------------
Robert L. Stewart


NANCY C. THOMAS                           Director
----------------------------
Nancy C. Thomas


HAROLD W. WEIHL                           Director
----------------------------
Harold W. Weihl


                                   112 of 112

                                POWER OF ATTORNEY



         KNOWN ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of NATIONWIDE LIFE INSURANCE COMPANY, and NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY, both Ohio corporations, which have filed or will file with the U.S. Securities and Exchange Commission under the provisions of the Securities Act of 1933, as amended, various Registration Statements and amendments thereto for the registration under said Act of Individual Deferred Variable Annuity Contracts in connection with MFS Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-3, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Fidelity Advisor Variable Account, Nationwide Multi-Flex Variable Account, Nationwide Variable Account-8, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C and Nationwide VA Separate Account-Q; and the registration of fixed interest rate options subject to a market value adjustment offered under some or all of the aforementioned individual Variable Annuity Contracts in connection with Nationwide Multiple Maturity Separate Account and Nationwide Multiple Maturity Separate Account-A, and the registration of Group Flexible Fund Retirement Contracts in connection with Nationwide DC Variable Account, Nationwide DCVA-II, and NACo Variable Account; and the registration of Group Common Stock Variable Annuity Contracts in connection with Separate Account No. 1; and the registration of variable life insurance policies in connection with Nationwide VLI Separate Account, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VL Separate Account-A and Nationwide VL Separate Account-B, hereby constitutes and appoints Dimon Richard McFerson, Joseph J. Gasper, W. Sidney Druen, and Joseph P. Rath, and each of them with power to act without the others, his/her attorney, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to approve, and sign such Registration Statements and any and all amendments thereto, with power to affix the corporate seal of said corporation thereto and to attest said seal and to file the same, with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, hereby granting unto said attorneys, and each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he/she might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

         IN WITNESS WHEREOF, the undersigned have herewith set their names and seals as of this 2nd day of April, 1997.

/s/ Lewis J. Alphin                                                 /s/ David O. Miller
-------------------------------------------------                   --------------------------------------------------
Lewis J. Alphin, Director                                           David O. Miller, Director

/s/ Keith W. Eckel                                                  /s/ C. Ray Noecker
-------------------------------------------------                   -------------------------------------------------
Keith W. Eckel, Director                                            C. Ray Noecker, Director

/s/ Willard J. Engel                                                /s/ Robert A. Oakley
-------------------------------------------------                   --------------------------------------------------
Willard J. Engel, Director                                          Robert A. Oakley, Executive Vice President and Chief
                                                                    Financial Officer

/s/ Fred C. Finney                                                  /s/ James F. Patterson
-------------------------------------------------                   --------------------------------------------------
Fred C. Finney, Director                                            James F. Patterson, Director

/s/ Charles L. Fuellgraf                                            /s/ Arden L. Shisler
-------------------------------------------------                   --------------------------------------------------
Charles L. Fuellgraf, Jr., Director                                 Arden L. Shisler, Director

/s/ Joseph J. Gasper                                                /s/ Robert L. Stewart
-------------------------------------------------                   --------------------------------------------------
Joseph J. Gasper, President and Chief Operating Officer             Robert L. Stewart, Director
and Director

/s/ Henry S. Holloway                                               /s/ Nancy C. Thomas
-------------------------------------------------                   --------------------------------------------------
Henry S. Holloway, Chairman of the Board, Director                  Nancy C. Thomas, Director

/s/ Dimon Richard McFerson                                          /s/ Harold W. Weihl
-------------------------------------------------                   --------------------------------------------------
Dimon Richard McFerson, Chairman and Chief Executive                Harold W. Weihl, Director
Officer-Nationwide Insurance Enterprise and Director